As filed with the Securities and Exchange Commission on April 30, 2004

Registration Nos. 333-43022

and 811-10035

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 5	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANYACT OF 1940	☐
Amendment No. 7	☒

TITANIUM ANNUITY VARIABLE ACCOUNT

(Exact Name of Registrant)

UNITED INVESTORS LIFE INSURANCE COMPANY

(Name of Depositor)

2001 Third Avenue South, Birmingham, Alabama 35233

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, including Area Code:

(205) 325-4300

Name and Address of Agent for Service:	Copy to:
John H. Livingston, Esq.	Frederick R. Bellamy, Esq.
United Investors Life Insurance Company	Sutherland Asbill & Brennan LLP
2001 Third Avenue South	1275 Pennsylvania Avenue, N.W.
Birmingham, Alabama 35233	Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485
☒	On May 1, 2004, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a) of Rule 485
☐	On pursuant to paragraph (a) of Rule 485

Title of securities being registered: Variable Annuity Policies (Form TVA)

Prospectus

May 1, 2004

Variable annuity policies involve certain risks, and you may lose some or all of your investment.

•	We do not guarantee how any of the subaccounts will perform.
•	The policy is not a deposit or obligation of any bank, and no bank endorses or guarantees the policy.
•	Neither the U.S. Government nor any Federal agency insures your investment in the policy.

Please read this prospectus carefully before investing, and keep it for future reference. It contains important information about the Titanium Investor Variable Annuity policy.

To learn more about the policy, you may want to look at the Statement of Additional Information dated May 1, 2004 (known as the “SAI”). For a free copy of the SAI, contact us at:

United Investors Life Insurance Co.

Variable Products Division

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: 1-800-999-0317

United Investors has filed the SAI with the U.S. Securities and Exchange Commission (the “SEC”) and has incorporated it by reference into this prospectus. The SAI’s table of contents appears on page 45 of this prospectus.

The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information.

Neither the SEC nor any state securities commission has approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

TITANIUM INVESTORSM

VARIABLE ANNUITY

DEFERRED VARIABLE ANNUITY POLICY

issued by

United Investors Life Insurance Company

through

Titanium Annuity Variable Account

The policy offers 39 funding choices—one fixed account (paying a guaranteed minimum fixed rate of interest) and 38 variable subaccounts which invest in the following mutual fund portfolios:

Access Variable Insurance Trust

•	Shepherd Opportunity Growth Portfolio

AIM Variable Insurance Funds

•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Government Securities Fund—Series I Shares
•	AIM V.I. Growth Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Premier Equity Fund—Series I Shares
•	INVESCO VIF-Core Equity Fund—Series I Shares
•	INVESCO VIF-Technology Fund—Series I Shares
•	INVESCO VIF-Utilities Fund—Series I Shares

The Alger American Fund

•	Alger American Balanced Portfolio—Class O Shares
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares
•	Alger American Small Capitalization Portfolio—Class O Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

Evergreen Investments

•	Evergreen VA Foundation Fund
•	Evergreen VA International Equity Fund
•	Evergreen VA Special Values Fund

MFS® Variable Insurance TrustSM

•	MFS® Emerging Growth Series
•	MFS® High Income Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series

Scudder Investment VIT Funds

•	Scudder VIT EAFE® Equity Index Fund
•	Scudder VIT Equity 500 Index Fund
•	Scudder VIT Small Cap Index Fund

Strong Variable Insurance Funds, Inc.

•	Strong Mid Cap Growth Fund II

Strong Opportunity Fund II, Inc.

•	Strong Opportunity Fund II

Franklin Templeton Variable Insurance Products Trust

•	Franklin Real Estate Fund—Class 2
•	Franklin Zero Coupon Fund-2010—Class 2
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
•	Templeton Global Income Securities Fund—Class 2

VARIABLE ANNUITY POLICIES:

ARE NOT FDIC INSURED	ARE NOT BANK GUARANTEED	MAY LOSE VALUE

Privacy Policy of United Investors Life Insurance Company (inside front cover)

UI-503, Ed. 5-04

Glossary	1
Summary	2
The Policy	2
Annuity Payments	2
Purchasing the Policy	3
Funding Choices	3
Charges and Deductions	3
Fee Tables	4
Taxes	10
Surrender and Withdrawals	10
Death Benefit	10
Other Information	10
Inquiries	11

Titanium Annuity Variable Account	12
The Portfolios	12
Fund Management	17

Fixed Account	18

The Policy	19
State Variations	19
Issuance of a Policy	19
Purchase Payments	19
Allocation of Purchase Payments	20
Policy Value	20
Variable Account Value	20
Fixed Account Value	21
Surrender and Withdrawals	21
Withdrawals	21
Automatic Partial Withdrawals	22
Surrender	22
Restrictions Under the Texas ORP	22
Restrictions Under Other Qualified Policies	22
Transfers	23
Dollar Cost Averaging	25
Automatic Asset Rebalancing	26
Interest Sweep	26
Death Benefit	27
Required Distributions	28
“Free Look” Period	28
Delay or Suspension of Payments	29

Charges and Deductions	29
Withdrawal Charge	29
Waiver of Withdrawal Charges Rider	30
Annual Contract Maintenance Charge	31
Administration Fee	32
Mortality and Expense Risk Charge	32
Transaction Charge	32
Transfer Fee	32
Premium Taxes	32

i

Federal Taxes	32
Fund Expenses	33
Reduction in Charges for Certain Groups	33
Annuity Payments	33
Election of Annuity Payment Option	33
Annuity Benefit Date	33
Annuity Payment Options	33
Distribution of the Policies	35
Federal Tax Matters	36
Historical Performance Data	40
Voting Rights	40
United Investors Life Insurance Company	41
Published Ratings	41
Legal Proceedings	41
Financial Statements	42
Condensed Financial Information	42
Statement of Additional Information	45
Appendix A: State Variations	47

The policy is not available in all states. This prospectus is not an offer to sell securities in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

ii

Glossary

Annuitant	The annuitant is the individual whose life expectancy determines the size of annuity payments and whose actual lifetime may determine the duration of annuity payments.

Annuity Benefit Date	The date (or dates) on which annuity payments are to start.

Beneficiary	The beneficiary is the individual or individuals to whom the death benefit is paid if the owner (and any joint owner) dies before the annuity benefit date.

Business Day	Each day that the New York Stock Exchange is open for regular trading and our home office is open for business. The close of regular trading on the New York Stock Exchange usually is 4:00 p.m. Eastern Time. Currently, the Friday after Thanksgiving and, if December 25 falls on a Saturday or a Sunday, the Monday after Christmas, are not business days. (The policy form uses the term “Valuation Date” to refer to business days.)

Joint Annuitant	The joint annuitant, if any, is a second individual whose joint life expectancy with the annuitant determines the size of annuity payments and whose actual lifetime with the annuitant may determine the duration of annuity payments.

Net Purchase Payment	The purchase payment less any deduction for premium taxes.

Owner’s Designated Beneficiary	The owner’s designated beneficiary (a joint owner, if any, or the beneficiary named in the policy) is the individual who becomes owner of the policy upon the death of an owner.

Policy Year	A policy year is a year that starts on the policy’s effective date or on a policy anniversary.

Surrender Value	The policy value less any withdrawal charges, the annual contract maintenance charge, and applicable deductions for premium taxes.

We, us, our	We are United Investors Life Insurance Company.

You, your	You are the policy owner.

Summary

This is a summary of some of the more important points that you should know and consider before purchasing the Titanium Investor Variable Annuity policy.

The Policy

The Titanium Investor Variable Annuity policy lets you invest on a tax-deferred basis for your retirement or other long-term purposes. Tax deferral allows the entire amount you have invested to remain in the policy where it can continue to produce an investment return. Therefore, your money could grow faster than in a comparable taxable investment where current income taxes would be due each year.

You may divide your Titanium Investor annuity policy value among the fixed account and thirty-eight variable subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. We guarantee the principal and a minimum interest rate you will receive from the fixed account. However, the value of what you allocate to the thirty-eight variable subaccounts is not guaranteed. Instead, your investment in the variable subaccounts will go up or down with the performance of the particular mutual fund portfolio you select. You may lose money on investments in the variable subaccounts.

Like most annuity policies, different rules apply to the Titanium Investor annuity policy before and after the annuity benefit date you select for your policy. Before the annuity benefit date, you may invest more money in your policy. After the annuity benefit date, we make one or more annuity payments. The amount of money you accumulate in your policy before the annuity benefit date has a major effect on the size of the payments we make after the annuity benefit date.

This policy is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes; and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this policy if you are looking for a short-term investment or if you cannot take the risk of losing money that you put in.

There are various additional fees and charges associated with variable annuities. You should consider whether the features and benefits unique to variable annuities, such as the opportunity for lifetime income payments, a guaranteed death benefit and the guaranteed level of certain charges are appropriate for your needs. Variable annuities provide tax-deferral when purchased outside of qualified plans. However, the tax deferral features of variable annuities are unnecessary when purchased to fund a qualified plan, since the plan would already provide tax deferral in most cases.

Annuity Payments

On the annuity benefit date, you may apply your policy value to receive fixed annuity payments, variable annuity payments or a combination. We guarantee that fixed annuity payments will remain constant throughout the payment period. However, the amount of each variable annuity payment will go up or down with the performance of the particular subaccounts you select.

You may choose among the following types of annuity payments:

1.	Payments for the lifetime of an individual you select (the annuitant).

2.	Payments for the lifetime of the survivor of two individuals you select (the annuitant and joint annuitant).

3.	Payments for the lifetime of an individual (the annuitant), but guaranteed to continue for various periods of between 5 years and 30 years.

Other annuity payment options are available with our written consent.

Purchasing the Policy

You can purchase a “qualified” policy (one that qualifies for favorable Federal income tax treatment), or you can purchase a policy on a non-qualified tax basis. For a non-qualified policy, the minimum initial investment is $2,000. For a qualified policy, the initial investment must be at least $1,200. As an exception, we will accept installments of at least $100 per month through a bank draft authorization or a pre-approved group payment method for both qualified or non-qualified policies. You can make more investments of at least $100 each before the annuity benefit date (or your age 90 if earlier).

Funding Choices

You may allocate each new investment (and your existing policy value) among 38 variable subaccounts which invest in the following mutual fund portfolios:

Access Variable Insurance Trust

•	Shepherd Opportunity Growth Portfolio

AIM Variable Insurance Funds

•	AIM V.I. Capital Appreciation Fund—Series I Shares
•	AIM V.I. Core Equity Fund—Series I Shares
•	AIM V.I. Government Securities Fund—Series I Shares
•	AIM V.I. Growth Fund—Series I Shares
•	AIM V.I. International Growth Fund—Series I Shares
•	AIM V.I. Premier Equity Fund—Series I Shares
•	INVESCO VIF-Core Equity Fund—Series I Shares
•	INVESCO VIF-Technology Fund—Series I Shares
•	INVESCO VIF-Utilities Fund—Series I Shares

The Alger American Fund

•	Alger American Balanced Portfolio—Class O Shares
•	Alger American Growth Portfolio—Class O Shares
•	Alger American Income & Growth Portfolio—Class O Shares
•	Alger American Leveraged AllCap Portfolio—Class O Shares
•	Alger American MidCap Growth Portfolio—Class O Shares

•	Alger American Small Capitalization Portfolio—Class O Shares

Dreyfus Variable Investment Fund

•	Dreyfus VIF-Appreciation Portfolio—Initial Shares
•	Dreyfus VIF-Money Market Portfolio
•	Dreyfus VIF-Quality Bond Portfolio—Initial Shares

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares

Evergreen Investments

•	Evergreen VA Foundation Fund
•	Evergreen VA International Equity Fund
•	Evergreen VA Special Values Fund

MFS® Variable Insurance TrustSM

•	MFS® Emerging Growth Series
•	MFS® High Income Series
•	MFS® Investors Trust Series
•	MFS® Research Series
•	MFS® Total Return Series

Scudder Investment VIT Funds

•	Scudder VIT EAFE® Equity Index Fund
•	Scudder VIT Equity 500 Index Fund
•	Scudder VIT Small Cap Index Fund

Strong Variable Insurance Funds, Inc.

•	Strong Mid Cap Growth Fund II

Strong Opportunity Fund II, Inc.

•	Strong Opportunity Fund II

Franklin Templeton Variable Insurance Products Trust

•	Franklin Real Estate Fund—Class 2
•	Franklin Zero Coupon Fund-2010—Class 2
•	Templeton Foreign Securities Fund—Class 2
•	Templeton Global Asset Allocation Fund—Class 2
•	Templeton Global Income Securities Fund—Class 2

In most states, you may also allocate purchase payments and your policy value to the fixed account. (See “Appendix A” for state variations). We guarantee your fixed account allocation will earn at least 3% interest per year.

Charges and Deductions

We do not deduct any charges from your purchase payments when received, except for any premium taxes charged in your location.

We make two types of deductions from your policy value for certain administrative expenses. First,

we deduct a flat charge of $35 a year from each policy. We will waive this charge if your policy value on the policy anniversary is at least $75,000. Second, we deduct a daily charge at an effective annual rate of 0.15% of the assets of each variable subaccount.

If you surrender your policy or make a cash withdrawal, we may deduct a withdrawal charge. This withdrawal charge is 9% of purchase payments withdrawn that are less than two years old. It decreases over time following receipt of the purchase payment deemed to be withdrawn. There is no withdrawal charge on purchase payments ten or more years old at the time they are withdrawn.

We also do not deduct a withdrawal charge on the free withdrawal amount. In the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of all purchase payments received; or

(b)	100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made.

After the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of the policy value at the time of the withdrawal; or

(b)	100% of earnings.

For each withdrawal in excess of 12 in any one policy year, we deduct a transaction charge of the lesser of $20 or 2% of the amount withdrawn.

You may make up to 12 transfers between subaccounts and/or the fixed account each year without charge. For each transfer in excess of 12 in one policy year, we charge a fee of $25.

We also deduct a daily charge from the variable subaccounts to compensate us for certain mortality and expense risks. This charge is at an effective annual rate of 1.25% of the daily net assets of the variable subaccounts.

In addition, investment management fees, 12b-1 fees, and other expenses are deducted from each applicable portfolio.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the fees and expenses that you will pay at the time that you buy the policy, surrender the policy, or transfer cash value between the subaccounts and the fixed account. State premium taxes may also be deducted.

Transaction Fees

Charge	Amount Deducted—Maximum Guaranteed Charge

Policyowner Transaction Expenses:

Withdrawal Charges(1) (as a percentage of purchase payment being withdrawn)	Upon withdrawal or surrender, 9% of purchase payments withdrawn that are less than 2 years old

Transaction Charge	The lesser of $20 or 2% of the amount withdrawn upon each withdrawal in excess of 12 per policy year

Transfer Fee	$25 upon each transfer in excess of 12 per policy year

Premium Tax Charge	0%-3.50%

(1) Maximum Withdrawal Charge (% of purchase payment being withdrawn):

Years Since Purchase Payment	<1	1	2	3	4	5	6	7	8	9	10+

Charge:	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

We do not deduct a withdrawal charge on the free withdrawal amount. In the first policy year, the free withdrawal amount is equal to the larger of: (a) 10% of all purchase payments received; or (b) 100% of earnings. Earnings are the amount by which your policy value exceeds the total purchase payments you have made. After the first policy year, the free withdrawal amount is equal to the larger of: (a) 10% of the policy value at the time of the withdrawal; or (b) 100% of earnings.

The next table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses

Charge	Amount Deducted—Maximum Guaranteed Charge

Annual Contract Maintenance Charge(2):	$35 each policy anniversary

Variable Account Annual Expenses (as a percentage of daily net assets):
Mortality and Expense Risk Charge	Daily charge at annual rate of 1.25%
Administrative Charge	Daily charge at annual rate of 0.15%
Total Variable Account Annual Expenses	Daily charge at annual rate of 1.40%

(2) This charge is waived on any policy anniversary on which the policy value equals or exceeds $75,000.

The next item shows the lowest and highest total operating expenses deducted from portfolio assets (before waiver or reimbursement) during the fiscal year ended December 31, 2003. Expenses of the portfolios may be higher or lower in the future. More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

Total Annual Portfolio Operating Expenses:	Minimum		Maximum

Total Annual Portfolio Operating Expenses (expenses that are deducted from portfolio assets, including management fees, distribution or service fees (12b-1 fees), and other expenses as a percentage of net assets of the portfolio)	0.30%	—	1.70%

The following table shows the fees and expenses (before waiver or reimbursement) charged by each portfolio for the fiscal year ended December 31, 2003.

Annual Portfolio Operating Expenses(3)

(expenses that are deducted from portfolio assets, as a percentage of net assets of the portfolio):

Portfolio	Management Fee		12b-1 Fees	Other Expenses		Total Portfolio Annual Expenses(4)

Access Variable Insurance Trust
• Shepherd Opportunity Growth Portfolio(5)	1.00%		0.25%	0.45	%(6)	1.70%

AIM Variable Insurance Funds
• AIM V.I. Capital Appreciation Fund—Series I Shares	0.61%		None	0.24%		0.85%
• AIM V.I. Core Equity Fund—Series I Shares	0.61%		None	0.20%		0.81%
• AIM V.I. Government Securities Fund—Series I	0.47%		None	0.29%		0.76%
• AIM V.I. Growth Fund—Series I Shares	0.63%		None	0.27%		0.90%
• AIM V.I. International Growth Fund—Series I Shares	0.75%		None	0.35%		1.10%
• AIM V.I. Premier Equity Fund—Series I Shares	0.61%		None	0.24%		0.85%
• INVESCO VIF-Core Equity Fund—Series I Shares	0.75%		None	0.38%		1.13	%(7)(8)
• INVESCO VIF-Technology Fund—Series I Shares	0.75%		None	0.41%		1.16	%(7)(8)(9)
• INVESCO VIF-Utilities Fund—Series I Shares	0.60%		None	0.55%		1.15	%(7)(8)(9)

The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares	0.75%		None	0.12%		0.87%
• Alger American Growth Portfolio—Class O Shares	0.75%		None	0.10%		0.85%
• Alger American Income & Growth Portfolio—Class O Shares	0.625%		None	0.155%		0.78%
• Alger American Leveraged AllCap Portfolio—Class O Shares	0.85%		None	0.12%		0.97%
• Alger American MidCap Growth Portfolio—Class O Shares	0.80%		None	0.13%		0.93%
• Alger American Small Capitalization Portfolio—Class O Shares	0.85%		None	0.12%		0.97%

Dreyfus Variable Investment Fund
• Dreyfus VIF-Appreciation Portfolio—Initial Shares	0.75%		None	0.05%		0.80%
• Dreyfus VIF-Money Market Portfolio	0.50%		None	0.07%		0.57%
• Dreyfus VIF-Quality Bond Portfolio—Initial Shares	0.65%		None	0.09%		0.74%

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	0.75%		None	0.09%		0.84%

Evergreen Investments
• Evergreen VA Foundation Fund	0.75%		None	0.18%		0.93%
• Evergreen VA International Equity Fund	0.66%		None	0.46%		1.12%
• Evergreen VA Special Values Fund	0.87%		None	0.27%		1.14%

MFS® Variable Insurance TrustSM(10)
• MFS® Emerging Growth Series	0.75%		None	0.12%		0.87%
• MFS® High Income Series(11)(12)	0.75%		None	0.15%		0.90%
• MFS® Investors Trust Series	0.75%		None	0.12%		0.87%
• MFS® Research Series	0.75%		None	0.13%		0.88%
• MFS® Total Return Series	0.75%		None	0.09%		0.84%

Scudder Investment VIT Funds
• Scudder VIT EAFE® Equity Index Fund(13)	0.45%		None	0.64%		1.09%
• Scudder VIT Equity 500 Index Fund(14)	0.20%		None	0.10%		0.30%
• Scudder VIT Small Cap Index Fund(15)	0.35%		None	0.26%		0.61%

Strong Variable Insurance Funds, Inc.
• Strong Mid Cap Growth Fund II(16)	0.75%		None	0.71%		1.46%

Strong Opportunity Fund II, Inc.
• Strong Opportunity Fund II(17)	0.75%		None	0.65%		1.40%

Franklin Templeton Variable Insurance Products Trust
• Franklin Real Estate Fund—Class 2	0.50	%(18)	0.25%(19)	0.03%		0.78%
• Franklin Zero Coupon Fund-2010—Class 2	0.61	%(18)	0.25%(19)	0.04%		0.90%
• Templeton Foreign Securities Fund—Class 2(20)	0.69%		0.25%	0.22%		1.16%
• Templeton Global Asset Allocation Fund—Class 2(20)	0.61%		0.25%	0.21%		1.07%
• Templeton Global Income Securities Fund—Class 2	0.63	%(18)	0.25%	0.13%		1.01%

(3) These expenses are deducted directly from the assets of the underlying mutual fund portfolios and therefore reduce their net asset value. The investment advisor of each underlying mutual fund supplied the above information, and we have not independently verified it. The expenses shown are those incurred for the year ended December 31, 2003. Current or future expenses may be greater or less than those shown. See the underlying mutual funds’ prospectus for more complete information.

(4)  With respect to certain portfolios, the portfolio’s investment advisor is waiving part or all of its Management Fee and reimbursing part or all of the Other Expenses. Except as otherwise noted, these waivers and reimbursements are voluntary and can be discontinued at anytime. After the waivers or reimbursements, the 2003 expenses of these portfolios would have been as indicated below:

Portfolio	Management Fee (after any waiver)	12b-1 Fees	Other Expenses (after any reimbursement)	Total Portfolio Annual Expenses (after waiver or reimbursement)

Evergreen VA Special Values Fund	0.73%	None	0.27%	1.00%
Scudder VIT EAFE® Equity Index Fund	0.01%	None	0.64%	0.65%
Scudder VIT Small Cap Index Fund	0.19%	None	0.26%	0.45%
Shepherd Opportunity Growth Portfolio	1.00%	0.25%	0.20%	1.45%
Strong Mid Cap Growth Fund II	0.75%	None	0.43%	1.18%
Strong Opportunity Fund II	0.75%	None	0.34%	1.09%
Templeton Foreign Securities Fund—Class 2	0.65%	0.25%	0.22%	1.12%
Templeton Global Asset Allocation Fund—Class 2	0.60%	0.25%	0.21%	1.06%

(5)  The Portfolio’s adviser has contractually agreed to waive fees to maintain total operating expenses (excluding brokerage costs, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses) at 1.45% of the Portfolio’s average daily net assets through April 30, 2005. This fee waiver in part will include a waiver passing to the Portfolio the benefit of any waiver of fees payable by the adviser to the sub-adviser.

(6)  The Portfolio’s other expenses are based on estimated amounts for the current fiscal year.

(7)  The Fund has adopted a new form of administrative services and transfer agency agreements which will be effective May 1, 2004. As a result, Other Expenses have been restated to reflect the changes in fees under the new agreements.

(8)  The Fund’s advisor is entitled to receive reimbursement from the Fund for fees and expenses paid for by the Fund’s advisor pursuant to expense limitation commitments between the Fund’s advisor and the Fund if such reimbursement does not cause the Fund to exceed its then-current expense limitations and the reimbursement is made within three years after the Fund’s advisor incurred the expense.

(9)  As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund’s Total Annual Operating Expenses have been restated to reflect current expenses.

(10)  Each series has an expense offset arrangement that reduces the series’ custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series’ expenses. “Other Expenses” do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, “Net Expenses” would be lower for certain series and would equal:

0.86% for Emerging Growth Series

(11)  MFS has contractually agreed, subject to reimbursement, to bear the series’ expenses such that “Other Expenses” (after taking into account the expense offset and brokerage arrangements described above), do not exceed 0.15% annually for each series except the Money Market Series, which will not exceed 0.10%. (Note that the High Income Series’ “Other Expenses” are currently at or below 0.15% and the series is reimbursing MFS). This contractual fee arrangement may not be changed without approval of the Board of Trustees which oversees the series.

(12)  The reimbursement agreement will terminate on the earlier of April 30, 2005 or such date as all expenses previously borne by MFS under agreement have been paid by the series.

(13)  Pursuant to their respective agreements with Scudder VIT Funds the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively: (0.65%, 0.90%).

(14)  Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively: (0.30%, 0.55%).

(15)  Pursuant to their respective agreements with Scudder VIT Funds, the investment manager, the underwriter and the accounting agent have agreed, for the one year period commencing on May 1, 2004, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses to the following amounts, A and B share classes respectively: (0.45%, 0.70%).

(16)  The Fund’s Advisor is currently waiving and/or absorbing expenses of 0.26%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.02% credit was applied to the Fund’s Other Expenses that were not attributable to the Advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.

(17)  The Fund’s Advisor is currently waiving and/or absorbing expenses of 0.30%. The Fund participated in a program under which it received a credit for part of the brokerage commission paid in transactions with participating brokers. This 0.01% credit was applied to the Fund’s Other Expenses that were not attributable to the Advisor or its affiliates. Voluntary expense reimbursements and fee waiver arrangements may be modified or terminated at any time.

(18)   The Fund administration fee is paid indirectly through the management fee.

(19)   While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s Class 2 average annual net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year.

(20)  The manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund’s investment in a Franklin Templeton money fund. This reduction is required by the Fund’s Board of Trustees and an order by the Securities and Exchange Commission.

Examples.

The purpose of these tables is to assist you in understanding the various costs and expenses that you will bear, directly and indirectly. These tables reflect the expenses of the variable account and the underlying mutual fund portfolios. These examples reflect the $35 annual policy maintenance charge as a charge of 0.11% of assets in the variable subaccounts. These examples do not reflect any premium tax charges.

If you surrender your policy at the end of the applicable time period, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 Year	3 Years	5 Years	10 Years

Access Variable Insurance Trust
• Shepherd Opportunity Growth Portfolio	$1,190	$1,760	$2,355	$3,283

AIM Variable Insurance Fund
• AIM V.I. Capital Appreciation Fund—Series I Shares	$1,125	$1,566	$2,033	$2,650
• AIM V.I. Core Equity Fund—Series I Shares	$1,121	$1,554	$2,013	$2,610
• AIM V.I. Government Securities Fund—Series I Shares	$1,116	$1,539	$1,988	$2,559
• AIM V.I. Growth Fund—Series I Shares	$1,130	$1,581	$2,058	$2,700
• AIM V.I. International Growth Fund—Series I Shares	$1,150	$1,641	$2,158	$2,898
• AIM V.I. Premier Equity Fund—Series I Shares	$1,125	$1,566	$2,033	$2,650
• INVESCO VIF-Core Equity Fund—Series I Shares	$1,153	$1,650	$2,173	$2,928
• INVESCO VIF-Technology Fund—Series I Shares	$1,156	$1,659	$2,188	$2,957
• INVESCO VIF-Utilities Fund—Series I Shares	$1,155	$1,656	$2,183	$2,947

The Alger American Fund
• Alger American Balanced Portfolio—Class O Shares	$1,127	$1,572	$2,043	$2,670
• Alger American Growth Portfolio—Class O Shares	$1,125	$1,566	$2,033	$2,650
• Alger American Income & Growth Portfolio—Class O Shares	$1,118	$1,545	$1,998	$2,579
• Alger American Leveraged AllCap Portfolio—Class O Shares	$1,137	$1,602	$2,093	$2,770
• Alger American MidCap Growth Portfolio—Class O Shares	$1,133	$1,590	$2,073	$2,730
• Alger American Small Capitalization Portfolio—Class O Shares	$1,137	$1,602	$2,093	$2,770

Dreyfus Variable Investment Fund
• Dreyfus VIF-Appreciation Portfolio—Initial Shares	$1,120	$1,551	$2,008	$2,599
• Dreyfus VIF-Money Market Portfolio	$1,097	$1,481	$1,892	$2,364
• Dreyfus VIF-Quality Bond Portfolio—Initial Shares	$1,114	$1,533	$1,978	$2,539

The Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	$1,124	$1,563	$2,028	$2,640

Evergreen Investments
• Evergreen VA Foundation Fund	$1,133	$1,590	$2,073	$2,730
• Evergreen VA International Equity Fund	$1,152	$1,647	$2,168	$2,918
• Evergreen VA Special Values Fund	$1,154	$1,653	$2,178	$2,937

MFS® Variable Insurance TrustSM
• MFS® Emerging Growth Series	$1,127	$1,572	$2,043	$2,670
• MFS® High Income Series	$1,130	$1,581	$2,058	$2,700
• MFS® Investors Trust Series	$1,127	$1,572	$2,043	$2,670
• MFS® Research Series	$1,128	$1,575	$2,048	$2,680
• MFS® Total Return Series	$1,124	$1,563	$2,028	$2,640

Scudder Investment VIT Funds
• Scudder VIT EAFE® Equity Index Fund	$1,149	$1,638	$2,153	$2,888
• Scudder VIT Equity 500 Index Fund	$1,070	$1,400	$1,754	$2,082
• Scudder VIT Small Cap Index Fund	$1,101	$1,493	$1,912	$2,406

Strong Variable Insurance Funds, Inc.
• Strong Mid Cap Growth Fund II	$1,186	$1,748	$2,336	$3,245

Strong Opportunity Fund II, Inc.
• Strong Opportunity Fund II	$1,180	$1,730	$2,306	$3,188

Franklin Templeton Variable Insurance Products Trust
• Franklin Real Estate Fund—Class 2	$1,118	$1,545	$1,998	$2,579
• Franklin Zero Coupon Fund-2010—Class 2	$1,130	$1,581	$2,058	$2,700
• Templeton Foreign Securities Fund—Class 2	$1,156	$1,659	$2,188	$2,957
• Templeton Global Asset Allocation Fund—Class 2	$1,147	$1,632	$2,143	$2,869
• Templeton Global Income Securities Fund—Class 2	$1,141	$1,614	$2,113	$2,809

If you do not surrender or if you annuitize your contract, you would pay the following expenses on a $10,000 investment, assuming 5% annual return on assets:

Portfolio	1 Year	3 Years	5 Years	10 Years

Access Variable Insurance Trust
•Shepherd Opportunity Growth Portfolio	$290	$910	$1,555	$3,283

AIM Variable Insurance Funds
•AIM V.I. Capital Appreciation Fund—Series I Shares	$225	$716	$1,233	$2,650
•AIM V.I. Core Equity Fund—Series I Shares	$221	$704	$1,213	$2,610
•AIM V.I. Government Securities Fund—Series I Shares	$216	$689	$1,188	$2,559
•AIM V.I. Growth Fund—Series I Shares	$230	$731	$1,258	$2,700
•AIM V.I. International Growth Fund—Series I Shares	$250	$791	$1,358	$2,898
•AIM V.I. Premier Equity Fund—Series I Shares	$225	$716	$1,233	$2,650
•INVESCO VIF-Core Equity Fund—Series I Shares	$253	$800	$1,373	$2,928
•INVESCO VIF-Technology Fund—Series I Shares	$256	$809	$1,388	$2,957
•INVESCO VIF-Utilities Fund—Series I Shares	$255	$806	$1,383	$2,947

The Alger American Fund
•Alger American Balanced Portfolio—Class O Shares	$227	$722	$1,243	$2,670
•Alger American Growth Portfolio—Class O Shares	$225	$716	$1,233	$2,650
•Alger American Income & Growth Portfolio—Class O Shares	$218	$695	$1,198	$2,579
•Alger American Leveraged AllCap Portfolio—Class O Shares	$237	$752	$1,293	$2,770
•Alger American MidCap Growth Portfolio—Class O Shares	$233	$740	$1,273	$2,730
•Alger American Small Capitalization Portfolio—Class O Shares	$237	$752	$1,293	$2,770

Dreyfus Variable Investment Fund
•Dreyfus VIF-Appreciation Portfolio—Initial Shares	$220	$701	$1,208	$2,599
•Dreyfus VIF-Money Market Portfolio	$197	$631	$1,092	$2,364
•Dreyfus VIF-Quality Bond Portfolio—Initial Shares	$214	$683	$1,178	$2,539

TheDreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	$224	$713	$1,228	$2,640

Evergreen Investments
•Evergreen VA Foundation Fund	$233	$740	$1,273	$2,730
•Evergreen VA International Equity Fund	$252	$797	$1,368	$2,918
•Evergreen VA Special Values Fund	$254	$803	$1,378	$2,937

MFS® Variable Insurance TrustSM
•MFS® Emerging Growth Series	$227	$722	$1,243	$2,670
•MFS® High Income Series	$230	$731	$1,258	$2,700
•MFS® Investors Trust Series	$227	$722	$1,243	$2,670
•MFS® Research Series	$228	$725	$1,248	$2,680
•MFS® Total Return Series	$224	$713	$1,228	$2,640

Scudder Investment VIT Funds
•Scudder VIT EAFE® Equity Index Fund	$249	$788	$1,353	$2,888
•Scudder VIT Equity 500 Index Fund	$170	$550	$954	$2,082
•Scudder VIT Small Cap Index Fund	$201	$643	$1,112	$2,406

Strong Variable Insurance Funds, Inc.
•Strong Mid Cap Growth Fund II	$286	$898	$1,536	$3,245

Strong Opportunity Fund II, Inc.
•Strong Opportunity Fund II	$280	$880	$1,506	$3,188

Franklin Templeton Variable Insurance Products Trust
•Franklin Real Estate Fund—Class 2	$218	$695	$1,198	$2,579
•Franklin Zero Coupon Fund-2010—Class 2	$230	$731	$1,258	$2,700
•Templeton Foreign Securities Fund—Class 2	$256	$809	$1,388	$2,957
•Templeton Global Asset Allocation Fund—Class 2	$247	$782	$1,343	$2,869
•Templeton Global Income Securities Fund—Class 2	$241	$764	$1,313	$2,809

These examples are not intended to represent past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% return is purely hypothetical. Actual returns (investment performance) will vary, and may be more or less than 5%.

Taxes

You are generally required to pay taxes on amounts earned in a non-qualified policy only when they are withdrawn. When you take distributions or withdrawals from your policy before your annuity benefit date, taxable earnings (if any) are considered to be paid out first, followed by your investment in the policy. After the annuity benefit date, annuity payments from non-qualified policies are considered in part a return of your investment so that a portion of each payment is not taxable until your investment in the policy has been recovered.

You are generally required to pay taxes on all amounts withdrawn from a qualified policy because in most cases purchase payments were made with before-tax dollars. You are not required to pay taxes on distributions of purchase payments made with after-tax dollars.

Taxable distributions from the policy are taxed as ordinary income. You may owe a 10% Federal tax penalty for distributions or withdrawals taken before age 59 1/2.

Surrender and Withdrawals

You may surrender the policy before the annuity benefit date for the surrender value, which is the policy value less any withdrawal charge, the annual contract maintenance charge, and any premium tax charge.

You may make a withdrawal of cash from your surrender value. The withdrawal must be at least $250, and the policy value remaining after the withdrawal must be at least $2,000. If the policy value remaining is less than $2,000, we will treat the request for withdrawal as a request for complete surrender of the policy.

Surrenders and withdrawals may be taxable, and if taken before age 59 1/2 then a 10% tax penalty may apply. Surrenders and withdrawals from a qualified policy may be severely restricted or prohibited.

You cannot surrender the policy or make a withdrawal after the annuity benefit date.

Death Benefit

The policy provides a death benefit if any policy owner dies before the annuity benefit date. We will pay the death benefit in a lump sum or as a series of annuity payments, as permitted under applicable law.

The death benefit is the greatest of:

(a)	the total purchase payments you have invested in the policy (reduced for any withdrawals you have made and withdrawal charges); or

(b)	your policy value at the time the death benefit is paid; or

(c)	the highest of your policy value on the fifth anniversary date, and every fifth anniversary thereafter prior to the policy owner’s or any joint owner’s 80th birthday (or the annuitant’s 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, reduced for any withdrawals you have made, and withdrawal charges you have incurred since then.

Other Information

Free Look:    You may cancel the policy by returning it either to our home office or to the registered agent who sold it within 10 days after you receive it. When we receive the returned policy, we will cancel it and generally refund your policy value plus any contract fees and other charges paid. In some states we will refund the full amount of your purchase payments instead. (The “free look” period may be longer in some states.)

Automatic Partial Withdrawals:    You may arrange for automatic partial withdrawals of the same dollar amount to be made every month, three months, six months, or twelve months. Automatic partial withdrawals cannot exceed the free withdrawal amount in any one policy year. Automatic partial withdrawals are not subject to the $250 minimum amount, or to the transaction charge for more than 12 withdrawals in any one policy year. These withdrawals may be taxable, and you may also incur a 10% Federal tax penalty before age 59 1/2.

Waiver of Withdrawal Charges Rider:    If your policy includes the waiver of withdrawal charges rider, we will waive withdrawal charges under certain conditions if you (1) become confined in a qualified nursing home, qualified hospital, or qualified hospice care program; (2) become totally disabled; or (3) are diagnosed with a terminal illness. (See “Appendix A” for state variations.)

Transfers:    Before the annuity benefit date, you (or your registered representative if written authorization is on file) may transfer all or part of your policy value among the 39 funding choices. However, you may transfer out of the fixed account only once a policy year (except dollar cost averaging, automatic asset rebalancing or interest sweep transfers). Other restrictions may apply, especially to fixed account transfers.

After the annuity benefit date, the annuitant may reallocate the annuity interest among the variable subaccounts or from the variable subaccounts to the fixed account once each policy year. However, after the annuity benefit date, transfers from the fixed account to the variable subaccounts are not permitted.

Dollar Cost Averaging:    Before the annuity benefit date, you may have automatic transfers of a pre-determined amount made from the fixed account or the money market variable subaccount to any of the other variable subaccounts. Certain minimums and other restrictions apply.

Automatic Asset Rebalancing:    Before the annuity benefit date, this option allows you to have automatic transfers occur at selected intervals to rebalance your policy value according to your current premium allocation instructions. Certain minimums and other restrictions apply.

Interest Sweep:    This option allows you to transfer interest earned on the fixed account to any combination of the thirty-eight variable subaccounts. Certain minimums and other restrictions apply.

Tax-Free “Section 1035” Exchanges:    You can generally exchange one annuity policy for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. Remember that if you exchange another annuity for the one described in this prospectus, you might have to pay a surrender charge on your old annuity, there will be a new surrender charge period for this annuity, other charges may be higher (or lower) and the benefits may be different. You should not exchange another annuity for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this policy (that person will generally earn a commission if you buy this policy through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax advisor to discuss the potential tax effects of such a transaction.

Financial Information:    Condensed financial information for the variable subaccounts begins at page 42 of this prospectus. Our financial statements and those for the variable account are in the Statement of Additional Information.

State Variations:    Certain provisions of the policy may be different from the general description in this prospectus. See “Appendix A” for a description of some of these variations.

Inquiries

If you have questions about your policy or need to make changes, contact your registered representative who sold you the policy, or contact us at our home office:

United Investors Life Insurance Company

Variable Products Division

2001 Third Avenue South (35233)

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: 1-800-999-0317

NOTE:    Because this is a summary, it does not contain all the information that may be important to you. You should carefully read this entire prospectus and the prospectuses of the portfolios which accompany this prospectus before investing. For qualified policies, the requirements of a particular retirement plan, an endorsement to the policy, or limitations or penalties imposed by the Internal Revenue Code may impose limits or restrictions on purchase payments, surrenders, distributions or benefits, or on other provisions of the policy. This prospectus does not describe these limitations or restrictions. (See “Federal Tax Matters.”)

Titanium Annuity Variable Account

The variable subaccounts are divisions of the Titanium Annuity Variable Account (the “Variable Account”). We established the Variable Account as a segregated asset account on September 15, 1999. The Variable Account will receive and invest the premiums allocated to the variable subaccounts. Our Variable Account is currently divided into 38 subaccounts. Each subaccount invests exclusively in shares of a single mutual fund portfolio. Income, gains and losses, whether or not realized, arising from the assets of each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount of the Variable Account or arising out of any other business we may conduct.

The assets in the Variable Account are our property and we are obligated to pay all benefits under the policy. However, the assets allocated to the variable subaccounts under the policy attributable to the cash values of the policies are not chargeable with liabilities arising out of any other business that we may conduct.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). It meets the definition of a “separate account” under the Federal securities law. However, the SEC does not supervise the management or investment practices or policies of the Variable Account or us.

We do not guarantee any money you place in the subaccounts. The value of each subaccount will increase or decrease, depending on the investment performance of the corresponding portfolio. You could lose some or all of your money.

The Portfolios

Each subaccount of the Variable Account invests exclusively in shares of a particular mutual fund portfolio. The assets of each portfolio are separate from the assets of the other portfolios. Thus, each portfolio operates separately, and the income, gains, or losses of one portfolio have no effect on the investment performance of any other portfolio. The subaccounts buy and sell portfolio shares at net asset value. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

The following table summarizes each portfolio’s investment objective(s). There is no assurance that any of the portfolios will achieve their stated objective(s). You can find more detailed information about the portfolios, including a description of risks and expenses, in the prospectuses for the portfolios that accompany this prospectus. You should read those prospectuses carefully and keep them for future reference.

The following 38 mutual fund portfolios are currently offered to policy owners through the subaccounts of the Variable Account.

Portfolio	Investment Objective(s) and Certain Policies

AIM V.I. Capital Appreciation Fund— Series I Shares	Seeks growth of capital. Invests principally in common stock of companies believed to be likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM V.I. Core Equity Fund— Series I Shares	Seeks growth of capital. Invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings and dividends, and growth companies that have potential for above-average growth in earnings and dividends.

AIM V.I. Government Securities Fund— Series I Shares	The fund seeks a high level of current income consistent with a reasonable concern for safety of principal.

Portfolio	Investment Objective(s) and Certain Policies

AIM V.I. Growth Fund— Series I Shares	Seeks growth of capital. Invests principally in seasoned and better capitalized companies considered to have strong earnings momentum.

AIM V.I. International Growth Fund— Series I Shares	Seeks long-term growth of capital. Invests in a diversified portfolio of international equity securities whose issuers are considered to have strong earnings momentum. The Fund focuses its investments in marketable equity securities of foreign companies, listed on a recognized foreign or U.S. securities exchange or traded in a foreign or U.S. over-the-counter market.

AIM V.I. Premier Equity Fund— Series I Shares	Seeks long-term growth of capital. Income is a secondary objective. Invests normally, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities. The portfolio managers focus on undervalued equity securities.

INVESCO VIF- Core Equity Fund—Series I Shares	Seeks to provide a high total return through both growth and current income. The Fund normally invests at least 80% of its net assets in common and preferred stocks. At least 50% of common and preferred stocks which the Fund holds will be dividend-paying. Stocks selected for the Fund generally are expected to produce income and consistent, stable returns. Although the Fund focuses on the stocks of larger companies with a history of paying dividends, it also may invest in companies that have not paid regular dividends. The Fund’s equity investments are limited to equity securities that can be traded easily in the United States. It may, however, invest in foreign securities in the form of American Depository Receipts (“ADRs”).

INVESCO VIF- Technology Fund—Series I Shares	Seeks capital growth. The fund normally invests 80% of its net assets in the equity securities and equity-related instruments of companies engaged in technology-related industries. These include, but are not limited to, various applied technologies, hardware, software, semiconductors, telecommunications equipment and services and service-related companies in information technology. Many of these products and services are subject to rapid obsolescence, which may lower the market value of the securities of the companies in this sector. At any given time, 20% of the Fund’s assets is not required to be invested in the sector.

INVESCO VIF- Utilities Fund— Series I Shares	Seeks capital growth and current income. The Fund normally invests at least 80% of its net assets in the equity securities and equity-related instruments of companies engaged in utilities-related industries. These include, but are not limited to, companies that produce, generate, transmit, or distribute natural gas or electricity, as well as companies that provide telecommunications services, including local, long distance, and wireless. A portion of the Fund’s assets is not required to be invested in the sector.

Alger American Balanced Portfolio— Class O Shares	The Portfolio seeks current income and long-term capital appreciation. The Portfolio focuses on stocks of companies with growth potential and fixed income securities, with emphasis on income-producing securities which appear to have some potential for capital appreciation. Under normal circumstances, the portfolio invests in common stocks and fixed-income securities, which include commercial paper and bonds rated within the four highest rating categories by an established rating agency or if not rated, which are determined by the Manager to be of comparable quality. Ordinarily, at least 25% of the Portfolio’s net assets are invested in fixed-income securities.

Alger American Growth Portfolio— Class O Shares	Seeks long-term capital appreciation. It focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.

Portfolio	Investment Objective(s) and Certain Policies

Alger American Income & Growth Portfolio— Class O Shares	Primarily seeks to provide a high level of dividend income; its secondary goal is to provide capital appreciation. The portfolio invests in dividend paying equity securities, such as common or preferred stocks, preferably those which the Manager believes also offer opportunities for capital appreciation.

Alger American Leveraged AllCap Portfolio— Class O Shares	Seeks long-term capital appreciation. Under normal circumstances, the portfolio invests in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger American MidCap Growth Portfolio— Class O Shares	Seeks long-term capital appreciation. It focuses on mid-size companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the Russell Mid-Cap Growth Index.

Alger American Small Capitalization Portfolio—Class O Shares	Seeks long-term capital appreciation. It focuses on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000® Growth Index.

Dreyfus VIF- Appreciation Portfolio—Initial Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income. To pursue these goals, the portfolio invests at least 80% of its assets in common stocks. The portfolio focuses on “blue chip” companies with total market values of more than $5 billion at the time of purchase, including multinational companies.

Dreyfus VIF- Money Market Portfolio*	Seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. As a money market, the portfolio is subject to maturity, quality and diversification requirements designed to help maintain a stable share price of $1.00. The portfolio invests in a diversified portfolio of high-quality, short-term debt securities. An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Dreyfus VIF- Quality Bond Portfolio— Initial Shares	Seeks to maximize total return, consisting of capital appreciation and current income. To pursue this goal, the portfolio normally invests at least 80% of net assets in bonds, including corporate bonds, mortgage-related securities, collateralized mortgage obligations, and asset-backed securities that, when purchased, are rated A or better or are at the unrated equivalent as determined by Dreyfus, and in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, including Treasury inflation-protection securities.

Dreyfus Socially Responsible Growth Fund, Inc.—Initial Shares	Seeks to provide capital growth, with current income as a secondary goal. To pursue these goals, the fund normally invests at least 80% of its assets in the common stock of companies that, in the opinion of fund’s management meet traditional investment standards and conduct their business in a manner that contributes to the enhancement of the quality of life in America.

*	During periods of low market interest rates, the yield of the money market subaccount may be very low or even negative, due to policy charges.

Portfolio	Investment Objective(s) and Certain Policies

Evergreen VA Foundation Fund	Seeks capital growth and current income. The fund invests in a combination of equity and debt securities. Common stocks are selected on potential for capital growth. Under normal circumstances, the fund anticipates that at least 25% of its assets will consist of debt securities and the remainder in equity securities.

Evergreen VA International Equity Fund	Seeks long-term capital growth and secondarily, modest income. The Fund invests primarily in equity securities issued by established, quality non-U.S. companies located in countries with developed markets and may purchase securities across all market capitalizations. The Fund may also invest in emerging markets.

Evergreen VA Special Values Fund	Seeks capital growth in the value of its shares. The Fund invests primarily in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000® Index, at the time of purchase). The fund seeks to limit the investment risk of small company investing by seeking stocks that trade below what the portfolio manager considers their intrinsic value. The fund’s portfolio managers look specifically for various growth triggers, or catalysts, that will bring the stock’s price into line with its actual or potential value, such as new products, new management, changes in regulation and/or restructuring potential.

MFS® Emerging Growth Series	Seeks to provide long-term growth of capital. The series normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities, of emerging growth companies.

MFS® High Income Series	Seeks high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features.

MFS® Investors Trust Series	Seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income. The series normally invests at least 65% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts for those securities. The series generally focuses on companies with larger market capitalizations that are believed to have sustainable growth prospects and attractive valuations based on current and expected earnings or cash flow.

MFS® Research Series	Seeks to provide long-term growth of capital and future income. The series normally invests at least 80% of its net assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts. The series focuses on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share, and superior management.

MFS® Total Return Series	Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income. The series is a “balanced fund” and invests in a combination of equity and fixed income securities.

Scudder VIT EAFE® Equity Index Fund	The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Morgan Stanley Capital International (MSCI) EAFE® Index (“EAFE® Index”), which emphasizes stocks of companies in major markets in Europe, Australia and the Far East.

Scudder VIT Equity 500 Index Fund	The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index which emphasizes stocks of large U.S. companies.

Portfolio	Investment Objective(s) and Certain Policies

Scudder VIT Small Cap Index Fund	The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Index which emphasizes stocks of small U.S. companies.

Shepherd Opportunity Growth Portfolio	Seeks growth of capital. The Portfolio may invest up to 100% of its assets in common stocks, fixed income securities, in cash or cash equivalents, or in any combination thereof based on the assessment of which investments offer the best opportunity for growth of capital. The Portfolio invests with the philosophy that long-term rewards to investors will come from those organizations whose products, services, and methods enhance traditional American conservative values. The portfolio manager uses a “values-based” non-financial investment analysis intended to specifically seek out companies that support positive values, while avoiding companies that affront the values of socially conservative investors.

Strong Mid Cap Growth Fund II	The Mid-Cap Growth Fund II invests, under normal conditions, at least 80% of its net assets in stocks of medium-capitalization companies that the Fund’s managers believe have favorable prospects for growth of earnings and capital appreciation. The fund defines “medium-capitalization companies” as companies with a market capitalization substantially similar to that of companies in the Russell Midcap® Index at the time of investment. The Fund invests substantially in the technology sector. The Fund may invest in derivative securities for nonspeculative purposes (e.g., to manage investment risk, for liquidity, or to enhance the Fund’s return). The Fund may utilize an active trading approach. The managers may sell a holding when there is a fundamental change in the outlook for the company (e.g., a change in management or reduction in earnings) or to take advantage of a better investment opportunity.

Strong Opportunity Fund II— Class 2	The Opportunity Fund II invests, under normal conditions, primarily in stocks of medium-capitalization companies that the Fund’s managers believe are underpriced, yet have attractive growth prospects. The managers base the analysis on a company’s “private market value”—the price an investor would be willing to pay for the entire company given its management, financial health, and growth potential. The managers determine a company’s private market value based on a fundamental analysis of a company’s cash flows, asset valuations, competitive situation, and franchise value. The managers may sell a stock when its price no longer compares favorably with the company’s private market value.

Franklin Real Estate Fund— Class 2	Seeks capital appreciation, with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector. The Fund invests primarily in real estate investment trusts, with generally medium to small market capitalizations, and in companies that derive at least half of their assets or revenues from the ownership, construction, management, or sale of residential commercial or industrial real estate.

Franklin Zero Coupon Fund—2010— Class 2	Seeks as high an investment return as is consistent with capital preservation. Each fund normally invests at least 80% of its net assets in zero coupon debt securities.

Templeton Foreign Securities Fund—Class 2	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Templeton Global Asset Allocation Fund—Class 2	Seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market instruments.

Templeton Global Income Securities Fund— Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets. The Fund focuses on investment grade debt securities, but may also invest in lower-rated debt, including high yield “junk bonds.”

We may add new portfolios, delete any of the current portfolios, or substitute new portfolios for the current ones. See the Statement of Additional Information.

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Internal Revenue Code. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the portfolios which accompany this prospectus.

These mutual fund portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment advisor or manager. Nevertheless, the investment performance and results of the portfolios available under the policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment advisor or manager and the same investment objectives and policies, and a very similar name.

We may receive payments or revenues from some or all of the mutual fund portfolios or their investment advisors (or their affiliates) in connection with administration, distribution, or other services provided with respect to the portfolios and their availability through the policies. The amount we receive, if any, may be different for different portfolios, may depend on how much of our policy value is invested in the applicable portfolios and may be substantial. Currently, these payments or revenues range from 0.15% to 0.25% of our investment in the portfolios.

Fund Management

Access Variable Insurance Trust.    Access Portfolio Management, LLC is the investment advisor of the Shepherd Opportunity Growth Portfolio.

AIM Variable Insurance Funds.    A I M Advisors, Inc. (“AIM”) has acted as an investment advisor since its organization in 1976. Today, AIM, together with its subsidiaries, advises or manages over 200 investment portfolios encompassing a broad range of investment objectives.

Alger American Fund.    Since 1964, Fred Alger Management, Inc. has provided superior investment management services and has remained constant to a philosophy of investing in America’s rapidly growing companies. The firm specializes in growth equity management, emphasizing intensive research and individual security selection.

Dreyfus Variable Investment Fund.    The Dreyfus Corporation is the investment advisor of Dreyfus Variable Investment Fund and provides investment advisory services to the portfolios. Fayez Sarofim & Co. is the sub-investment advisor of the Appreciation Portfolio, for which it provides investment advisory assistance and day-to-day management.

The Dreyfus Socially Responsible Growth Fund, Inc.    The Dreyfus Corporation is the investment advisor to this fund.

Evergreen Investments.    Evergreen Investment Management Company, LLC (EIMC) and its affiliates are the advisors to the Evergreen funds. Since 1932, EIMC has been managing mutual funds and private accounts and has managed over $109.4 billion in assets for the Evergreen funds as of 12/31/2003.

MFS® Variable Insurance TrustSM    MFS® Investment Management is the investment advisor of MFS® Variable Insurance TrustSM and provides investment advisory services to its portfolios.

Scudder Investment VIT Funds.    Deutsche Asset Management, Inc. (“DeAM, Inc.” or the “Advisor”), which is part of Deutsche Asset Management, is the investment advisor for the Scudder VIT Funds. DeAM, Inc. provides a full range of investment advisory services to institutional and retail clients. Deutsche Asset Management is a global asset management organization that offers a wide range of investing expertise and resources. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles. DeAM, Inc. is an indirect, wholly-owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution that is engaged in a wide range of financial services, including investment management, mutual funds, retail, private and commercial banking, investment banking and insurance.

Strong Variable Insurance Funds, Inc.    Strong Capital Management, Inc. is the investment advisor of the Strong Variable Insurance Funds, Inc. and provides investment advisory services to its portfolios.

Strong Opportunity Fund II, Inc.    Strong Capital Management, Inc. is the investment advisor of the Strong Opportunity Fund II, Inc. and provides investment advisory services to its portfolios.

Franklin Templeton Variable Insurance Products Trust.    Templeton Investment Counsel, LLC is the investment advisor of Templeton Foreign Securities Fund and Templeton Global Asset Allocation Fund. Franklin Advisors, Inc. is the investment advisor of Franklin Real Estate Fund, Franklin Zero Coupon Fund-2010 and Templeton Global Income Securities Fund.

Fixed Account

The funding choice guaranteeing your principal and a minimum fixed rate of interest is called the “fixed account.” It is not registered under the Securities Act of 1933, and it is not registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the fixed account nor any interests therein are subject to the provisions or restrictions of these Federal securities laws, and the disclosure regarding the fixed account has not been reviewed by the staff of the SEC.

The fixed account is a part of our general account, which includes all of our assets other than those in any separate account. We guarantee that we will credit interest at a rate of not less than 3% per year to investment amounts allocated to the fixed account. We may credit interest at a rate in excess of 3% per year, but any excess interest credited will be determined in our sole discretion. The policy owner assumes the risk that interest credited to the fixed account may not exceed 3% per year. The fixed account is not available in all states. (See “Appendix A.”)

As the policy owner, you determine the allocation of policy value to the fixed account. Before the annuity benefit date, you may transfer all or part of the values held in the fixed account to one or more of the variable subaccounts once per policy year. This restriction will not apply to automatic transfers from the fixed account in the dollar cost averaging, interest sweep, or automatic asset rebalancing options. After the annuity benefit date, transfers out of the fixed account are not allowed. After the annuity benefit date, values in the variable subaccounts may be transferred to the fixed account only once per policy year. (See “Transfers.”)

The Policy

The policy is a deferred variable annuity. Your rights and benefits as owner of the policy are described below and in the policy. However, we reserve the right to modify the policy to comply with any law or regulation, or to give you the benefit of any law or regulation, where permitted by state law.

State Variations

Certain provisions of the policies may be different than the general description in this prospectus, and certain riders and options may not be available, because of legal requirements in your state. See your policy for specific variations since any such state variations will be included in your policy or in riders or endorsements attached to your policy. Some of these variations are noted in “Appendix A” to this prospectus. See your registered representative or contact our home office for additional information that may be applicable to your state.

Issuance of a Policy

If you wish to purchase a policy, you must complete an application and send it to our home office. We will generally accept your application if it conforms to our requirements, but we reserve the right to reject any application or purchase payment. If the application can be accepted in the form received, the initial net purchase payment will be applied within two business days after the latter of receipt of the application or receipt of the initial purchase payment. If the initial net purchase payment cannot be applied within five business days after receipt because the application is incomplete, we will contact you with an explanation for the delay. Your initial purchase payment will be returned at that time unless you let us hold it and apply it as soon as the remaining application requirements are met. (The net purchase payment is your purchase payment less any charge for premium taxes).

There may be delays in our receipt of applications that are outside of our control because of the failure of the registered representative who sold you the policy to forward the application to us promptly, or because of delays in determining that the policy is suitable for you. Any such delays will affect when your policy can be issued and when your purchase payment is allocated among the variable subaccounts and the fixed account.

Both you (the policy owner) and the annuitant (if different) must be 90 years old or less when you purchase a policy.

The policy will only become effective when we accept your application.

Replacement of Existing Annuity.    It may not be in your best interest to surrender, or exchange existing annuity contracts in connection with the purchase of the policy. You should compare your existing annuity and the policy carefully. You should not replace your existing annuity unless you determine that the policy is better for you. You may have to pay a surrender charge on your existing annuity, and the policy will impose a new surrender charge period. You should talk to your financial professional or tax advisor to make sure the exchange will be tax-free. If, instead of a tax-free exchange, you surrender your existing annuity for cash and then buy the policy, you may have to pay a tax, including possibly a penalty tax, on the surrender. The issuance of the policy may be delayed if we have not received an initial premium from your existing insurance company.

Purchase Payments

The initial purchase payment for non-qualified policies must be at least $2,000. For qualified policies, the initial purchase payment must be at least $1,200. As an exception, if purchase payments will be made by means of a bank draft authorization or a group payment method approved in advance by us, we will accept installments of $100 per month for the first year. Additional purchase payments may be in amounts of $100 or more.

If you make no purchase payments during a 24-month period and your previous purchase payments total less than $2,000, we have the right to cancel your policy by paying you the policy value in a lump sum, after a 30-day notice, unless during that time you make an additional purchase payment.

No additional purchase payments may be made after the annuity benefit date, or on or after the policy anniversary following the owner’s or any joint owner’s 90th birthday (or the annuitant’s 90th birthday if the owner is not a natural person).

Allocation of Purchase Payments

You determine in the application how the initial net purchase payment will be allocated among the variable subaccounts and the fixed account. You may use any whole percentage to allocate your purchase payments, from 0% to 100%.

On your policy’s effective date, the initial net purchase payment will be allocated among the variable subaccounts and the fixed account according to your allocation instructions.

If we receive an additional purchase payment, we will allocate the net purchase payment among the funding choices according to your instructions. These will be the allocations you specify in the application, or new instructions you provide. You can change the allocation percentages at any time by sending satisfactory written instructions to our home office, or you or your registered representative may make telephone requests (if we have your written authorization for telephone requests on file).

Your policy value will vary with the investment performance of the variable subaccounts you select. You bear the entire risk for amounts allocated to the variable subaccounts. You should periodically review your allocations of policy value in light of all relevant factors, including market conditions and your overall financial planning requirements.

Policy Value

Your policy value prior to the annuity benefit date is equal to:

(a)	your variable account value; plus

(b)	your fixed account value.

Variable Account Value.    Your variable account value is not guaranteed. It equals the sum of the values of the variable subaccounts under the policy. The variable account value will reflect both the positive and negative investment performance of the variable subaccounts chosen by you in the policy application. The value of each variable subaccount is calculated on each business day. Business days generally are Monday through Friday, except holidays when the New York Stock Exchange or United Investors’ home office is closed.

On your policy’s effective date, your variable account value is equal to the portion of the initial net purchase payment allocated to the variable subaccounts. On any business day thereafter, the value of each variable subaccount under your policy equals:

(a)	the value of the subaccount at the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on the preceding business day multiplied by the appropriate net investment factor (described in the Statement of Additional Information) for the current business day; plus

(b)	the amount of any net purchase payments allocated to the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; plus

(c)	the amount of any transfers from other subaccounts or from the fixed account to the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(d)	the amount of any withdrawals (including any withdrawal charge or transaction charge) from the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(e)	the amount of any transfers (including any transfer charge) to other subaccounts or to the fixed account from the subaccount by the close of regular trading on the New York Stock Exchange on the current business day; minus

(f)	the portion of the annual contract maintenance charge allocated to the subaccount during current business day; minus

(g)	the portion of any deduction for premium taxes allocated to the subaccount during the current business day.

Deductions (f) and (g) will be made from each subaccount in the same proportion that the value of the subaccount bears to your entire policy value. Purchase payments, transfers, and withdrawals are processed at the values next calculated after receipt of the request in good order.

Fixed Account Value.    At the end of any business day, your fixed account value is equal to:

(a)	the fixed account value at the end of the previous business day; plus

(b)	the sum of all net purchase payments allocated to the fixed account by the close of regular trading on the New York Stock Exchange on the current business day; plus

(c)	any amounts transferred into the fixed account by the close of regular trading on the New York Stock Exchange on the current business day; plus

(d)	total interest credited during the current business day; less

(e)	any amounts transferred out of the fixed account (including any transfer charge) by the close of regular trading on the New York Stock Exchange on the current business day; less

(f)	the portion of any withdrawals, withdrawal charges, and transaction charges allocated to the fixed account during the current business day; less

(g)	the portion of the annual contract maintenance charge and premium taxes allocated to the fixed account during the current business day.

The annual contract maintenance charge will only be deducted from the fixed account to the extent that interest has been credited in excess of the guaranteed interest rate of 3% during the preceding policy year.

Surrender and Withdrawals

Withdrawals.    You may make a withdrawal from your surrender value prior to the annuity benefit date. You must send a written request to our home office in a form acceptable to us. A withdrawal must be for at least $250 (except for automatic partial withdrawals), and your remaining policy value must be at least $2,000 after a withdrawal. If your policy value would be less than $2,000, we will treat the request for a withdrawal as a request for complete surrender of your policy. We will ordinarily pay a withdrawal within seven days of receipt of your written request (unless the check for your purchase payment has not yet cleared your bank). We may defer payment of any amounts from the fixed account for up to six months. If we defer payment for more than 30 days, we will pay interest on the amount deferred at a rate not less than 3% per year.

The surrender value is the policy value less any withdrawal charge, annual contract maintenance charge, and premium tax deduction.

You can specify that the withdrawal should be made from a particular funding choice (or choices). If you do not specify this, then the withdrawal will be made from the funding choices in the same proportions that their values bear to your total policy value.

You may request up to 12 withdrawals per policy year without a transaction charge. If you request more than these 12 withdrawals, there will be a $20 transaction charge (or 2% of the amount withdrawn, if less) for each additional withdrawal during that policy year (except for automatic partial withdrawals). Also, withdrawal charges of up to 9% may apply to withdrawal amounts in a policy year that exceed the free withdrawal amount. (See “Withdrawal Charge” and “Transaction Charge.”) Any transaction charge or withdrawal charge will be deducted from your remaining policy value, or from the amount paid if your remaining policy value is insufficient. No withdrawals may be made after the annuity benefit date.

Withdrawals may be subject to a 10% Federal tax penalty and to income tax. Withdrawals may be restricted under qualified policies. (See “Federal Tax Matters.”)

Automatic Partial Withdrawals.    You may also establish automatic partial withdrawals by submitting a one-time written request. These automatic partial withdrawals of a fixed dollar amount may be requested on a monthly, quarterly, semi-annual or annual basis. The maximum amount of automatic partial withdrawals in any one policy year is the free withdrawal amount. Automatic partial withdrawals are only available before the annuity benefit date. They are not subject to the $250 minimum, and the $20 transaction charge does not apply. Withdrawals will continue until your policy value is exhausted, unless you stop them earlier by submitting a written request.

Automatic partial withdrawals are subject to all the other policy provisions and terms. If an additional withdrawal is made from a policy participating in automatic partial withdrawals, the automatic partial withdrawals will terminate automatically and may be resumed only on or after the next policy anniversary.

Automatic partial withdrawals may be subject to a 10% Federal tax penalty and to income tax. (See “Federal Tax Matters.”)

Surrender.    You may surrender your policy for its surrender value as calculated at the end of the business day when we receive your request in writing, in good order, at our home office. (The withdrawal charge, described in “Charges and Deductions,” is only applicable if a surrender occurs in the first ten years following receipt of a purchase payment.) A surrender will ordinarily be paid within seven days of receipt of your written request received in good order (unless the check for a purchase payment has not yet cleared your bank). Your policy will terminate as of the date we receive (at our home office) your written request for surrender. Surrenders are generally taxable transactions, and may be subject to a 10% Federal tax penalty. Surrenders may be restricted under qualified policies. (See “Federal Tax Matters.”) No surrender may be made after the annuity benefit date.

Restrictions Under the Texas ORP.    The Texas Educational Code does not permit participants in the Texas Optional Retirement Program (“ORP”) to withdraw or surrender their interest in a variable annuity contract issued under the ORP except upon:

(a)	termination of employment in the Texas public institutions of higher education;

(b)	retirement; or

(c)	death.

Accordingly, a participant in the ORP (or the participant’s estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

Restrictions Under Other Qualified Policies.    Other restrictions on surrenders or with respect to the election, commencement, or distributions of benefits may apply under qualified policies or under the terms of the plans for which qualified policies are issued.

Transfers

Transfers of Policy Value.    You may transfer all or part of your variable account value out of a variable subaccount (to one or more of the other variable subaccounts or to the fixed account) at any time before the annuity benefit date.

Each transfer must be for at least $100, and the value remaining in the subaccount or fixed account after the transfer must be at least $100 (if it would be less, we will transfer the entire amount out of that subaccount or fixed account).

You may make 12 transfers in a policy year free of charge. For each transfer in excess of 12 in a single policy year we deduct a $25 transfer fee from your policy value. Transferring from one variable subaccount into two or more other variable subaccounts counts as one transfer request. However, transferring from two variable subaccounts into one variable subaccount counts as two transfer requests. Transfers from the fixed account are counted in the same manner. If a transfer is made out of the fixed account, we reserve the right to prohibit transfers into the fixed account for six months from the transfer date.

You may transfer all or a part of your fixed account value to one or more of the variable subaccounts once per policy year before the annuity benefit date. In addition, each policy year we reserve the right to limit any amount transferred from the fixed account to a variable subaccount to the greater of:

(a)	25% of the prior policy anniversary’s fixed account value; or

(b)	the amount of the prior policy year’s transfer.

These restrictions on transfers out of the fixed account do not apply to transfers for dollar cost averaging, automatic asset rebalancing, or automatic interest sweeps. (See “Dollar Cost Averaging,” “Automatic Asset Rebalancing,” and “Interest Sweep.”) In addition, transfers under these programs do not count against the twelve free transfers per year. Transfer requests from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Once elected, automatic rebalancing remains in effect from the date we receive your request until you expressly cancel your participation in the program by written request or by telephone.

Transfers of Annuity Units.    After the annuity benefit date, the annuitant may transfer annuity units among the variable subaccounts or from the variable subaccounts to the fixed account, once per policy year. These transfers will be made as of the date the next annuity payment is made. Transfers from the fixed account to the variable subaccounts are not allowed after the annuity benefit date.

Transfer Procedures.    Transfers may be made by satisfactory written requests, or you or your registered representative may call us if we have your written authorization for telephone transfers on file. You may also request transfers by FAX (see below). A transfer will take effect on the date we receive the request at our home office if it is received by 4:00 p.m. Eastern Time on a business day; otherwise it will take effect on the following business day. We may, however, defer transfers under the same conditions that we may delay paying proceeds. (See the Statement of Additional Information for details.) We reserve the right to modify, restrict, suspend or eliminate the transfer privileges, including telephone transfer privileges, at any time, for any reason.

Telephone Transactions.    If we allow telephone requests and your written authorization is on file, we will employ reasonable procedures to determine that telephone transactions are genuine. These procedures may include requiring callers to identify themselves and the policy owner or others (e.g., beneficiary) by name, social security number, date of birth, or other identifying information. Telephone requests may not always be available. Telephone systems can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your transfer request in writing. There are risks associated with telephone transactions that don’t occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone requests that we believe are genuine. We may record telephone requests.

Notice for Facsimile (FAX) Transactions.    You may submit written requests to us by FAX for financial service transactions, such as transfers, withdrawals or other policy changes. FAX requests received at one of the following two numbers prior to 4 p.m. Eastern Time on a business day, in good order with proper signatures and withholding instructions (if applicable), will be processed on the date of receipt. FAX requests sent to any other number will be processed as of the end of the business day (usually 4 p.m. Eastern Time) they are actually received in the Variable Products Division, which may be later than the date sent.

Send FAX Requests to:

Variable Products Division

FAX Number: 205-325-2092

(Or 205-325-2080, if busy)

There are risks associated with FAX transactions and you bear these risks. We are not responsible for any losses or liabilities resulting from unauthorized or allegedly unauthorized FAX transactions that we believe are genuine. FAX correspondence and transactions requests may not always be available. FAX systems can experience outages or slowdowns for a variety of reasons, including weather, power failures, mechanical problems, or simply a large volume of transactions, and these outages or slowdowns may prevent or delay our receipt of your request.

Effects of Frequent Transfers.    Frequent, large, programmed, or short-term transfers among the variable subaccounts or between the variable subaccounts and the fixed account (“Harmful Trading) can cause risks with adverse effects for other policy owners (and beneficiaries). These risks and harmful effects include: (1) dilution of the interests of long-term investors in an variable subaccount if transfers into the variable subaccount are made at unit values that are below the true value or transfers out of the variable subaccount are made at unit values higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”); (2) an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and (3) increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among variable subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Transfer Limitations.    We have policies and procedures that attempt to detect transfer activity that may adversely affect other owners or shareholders of the mutual fund portfolios available as funding choices under the policy (“underlying funds”) in situations where there is potential for pricing inefficiencies or that involve relatively large single or frequent transactions by one or more owners (i.e., market timing). We employ various means to try to detect such transfer activity, such as periodically examining the number of transfers into and out of particular subaccounts made by owners within given periods of time and/or investigating transfer activity identified by us or underlying funds on a case-by-case basis. We may revise these policies and procedures in our sole discretion at any time without prior notice.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the policy. We apply our policies and procedures without exception, waiver, or special arrangement, although we may vary our policies and procedures among our variable contracts and subaccounts and may be more restrictive with regard to certain variable contracts or subaccounts than others. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect owners or shareholders of the underlying funds. In addition, we cannot guarantee that the underlying funds will not be harmed by transfer activity related to other insurance companies and/or retirement plans that may invest in the underlying funds.

We have not detected any market timing or other harmful transfer activity and, therefore, we do not have specific policies for deterring or halting such activity. However, in the future our policies and procedures may result in various restrictions being applied to owner(s). These restrictions may include, but are not limited to:

•	requiring you to send us by U.S. mail a manually signed, written request to make transfers;

•	requiring that each transfer be made by a separate communication, in a separate envelope and delivered separately;

•	limiting the frequency or number of transfers you may make in a given time period;

•	limiting the dollar amount that may be transferred at any one time;

•	charging a transfer fee or collecting a redemption fee assessed by an underlying fund;

•	denying a transfer request from an authorized third party acting on behalf of multiple owners; and

•	imposing other limitations and modifications where we determine that exercise of the transfer privilege may create a disadvantage to other owners (including, but not limited to, imposing a minimum time period between each transfer).

If restrictions are imposed on an owner, we may reverse upon discovery any transaction inadvertently processed in contravention of such restrictions.

In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities. You should read the prospectuses for the underlying funds for more details.

Dollar Cost Averaging

The dollar-cost averaging program permits you to systematically transfer an amount from the fixed account (where available) or the money market variable subaccount to any of the other variable subaccounts on a periodic basis prior to the annuity benefit date. The amount transferred may be (1) a specified dollar amount from each account, (2) a percentage of the value in each account, or (3) an amount determined from a beginning date to an ending date you select, by reducing the value in each account to zero over the specified period. Dollar cost averaging may occur on the same day of the month either monthly, quarterly, semi-annually or annually. (If that day of the month does not fall on a business day, then transfers will be made on the next following business day.) Transfers will be made at the unit values determined on the date of each transfer.

The minimum automatic transfer of a specified dollar amount is $100. If the transfer is to be made into more than one variable subaccount, a minimum of $25 must be transferred into each variable subaccount selected.

The dollar cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect to participate in the dollar cost averaging program at any time by sending a written request to our home office. Once elected, dollar cost averaging remains in effect from the date we receive your request until the value of the fixed account or money market variable subaccount you are transferring from is depleted, or until you cancel your participation in the program by written request or by telephone. There is no additional charge for dollar cost averaging. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering the dollar cost averaging program at any time and for any reason.

Automatic Asset Rebalancing

Before the annuity benefit date, this option allows you to set up transfers to occur at selected intervals that will match your policy value allocation between investment options to your pre-selected premium allocation percentages. After the transfers, the ratio of the value in each investment option to the value for all the investment options included in automatic rebalancing will equal the percentages chosen by you for each investment option. You may change your allocation percentages for automatic rebalancing at any time. Automatic rebalancing may occur on the same day of the month, either quarterly, semi-annually or annually. If you select the dollar cost averaging or interest sweep program, you may not participate in the automatic asset rebalancing program.

Automatic asset rebalancing provides you with a method for maintaining a consistent approach to investing your policy value over time, and simplifies asset allocation among those investments that you and your registered representative have determined represent the appropriate mix at any particular time. You should consider, however, that transfers will be made from investments which have outperformed other investment options since the last reallocation of your policy value to less successful investment options. Automatic rebalancing does not assure a higher or lower investment return over short or long term horizons.

You may elect to participate in the automatic rebalancing program at any time by sending a written request to our home office. Once elected, automatic rebalancing remains in effect from the date we receive your request until you expressly cancel your participation in the program by written request or by telephone. Transfer requests from the variable subaccounts or the fixed account do not change or cancel instructions for automatic asset rebalancing. Only an express written request will terminate your participation in the program. There is no additional charge for automatic rebalancing. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year. We reserve the right to modify or discontinue offering automatic rebalancing at any time and for any reason.

Interest Sweep

Before the annuity benefit date, you may request that interest earned on amounts allocated to the fixed account (where available) be transferred to any combination of variable subaccounts. You specify the subaccounts, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each month to make the transfers (1st—28th). We will make all interest sweep transfers on the day you specify or on the next business day (if the day you have specified is not a business day).

You may elect to participate in the interest sweep program at any time by sending a written request to our home office. Once elected, interest sweep remains in effect from the date we receive your request until you cancel your participation in the program by written request or by telephone. There is no additional charge for interest sweep. A transfer under this program is not counted as a transfer for purposes of the 12 free transfers per year discussed in “Transfers” above, nor is it included in determining the limitation on amounts transferred from the fixed account.

Death Benefit

The policy pays a death benefit to the beneficiary named in the policy if the owner (or any joint owner) dies before the annuity benefit date while the policy is in force. The death benefit is the greatest of:

(a)	the policy value;

(b)	the total purchase payments made, adjusted for any amounts withdrawn and any withdrawal charges; or

(c)	the highest of the policy values on the fifth anniversary, and every fifth anniversary thereafter prior to the policy anniversary following the owner’s or any joint owner’s 80th birthday (or the annuitant’s 80th birthday if the policy owner is not a natural person), plus any purchase payments made since then, adjusted for any withdrawals you have made since then, and withdrawal charges you have incurred since then.

Adjustments for amounts withdrawn and withdrawal charges will reduce the death benefit under (b) and (c) above in the same proportion that they reduced the policy value on the date of the withdrawal. This could be more than the dollar amount withdrawn. The death benefit under (c) above will not increase on or after the policy anniversary following the owner’s, or any joint owner’s, 80th birthday (or the annuitant’s 80th birthday if the owner is not a natural person).

Upon receiving due proof of death and any other documents, forms and information we need, we will pay the death benefit proceeds to the beneficiary in a lump sum or under one of the annuity payment options, subject to the “Required Distributions” rules discussed below. (Also see “Annuity Payments.”) However, we will not compute the amount of the death benefit until the date it is paid, and we cannot pay the death benefit until we receive (i) due proof of death, (ii) instructions on how to pay it (that is, as a lump sum or applied under one of the annuity payment options and (iii) any other documents, forms and information we need.

If an annuitant dies before the annuity benefit date and if that annuitant is also the owner or a joint owner of the policy (or any owner is not a natural person), then the death shall be treated as the death of an owner. (See “Required Distributions” below.) For non-qualified policies, if (i) an annuitant dies before the annuity benefit date, (ii) that annuitant was not an owner, and (iii) all owners are natural persons, then the owner may name a new annuitant (subject to our age limitations) and the death benefit will not be payable. If the owner does not name a new annuitant, the owner will automatically become the annuitant and the death benefit will not be payable.

If the annuitant or an owner dies after the annuity benefit date, the amount payable, if any, will be as provided in the annuity payment option then in effect, and it will be paid to the Payment Option Beneficiary.

If an owner dies before the annuity benefit date, the entire death benefit proceeds must be distributed within five years after the date of death. If the beneficiary chooses to receive any of these proceeds as an annuity, distributions must commence within one year after the date of death and must be distributed over the beneficiary’s lifetime or over a period not extending beyond the beneficiary’s life expectancy.

If the beneficiary is the deceased owner’s spouse, then the spouse may elect to continue the policy in force (and be treated as the original policy owner) instead of receiving the death benefit proceeds. If the beneficiary elects to continue the policy in this manner, then although the beneficiary does not have a right to receive the death benefit proceeds, we will increase the policy value so that it equals the amount of the death benefit (if greater).

As far as permitted by law, the proceeds under the policy will not be subject to any claim of the beneficiary’s creditors.

Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes, the Internal Revenue Code requires any non-qualified policy to provide that:

(a)	if any owner dies before the annuity benefit date, then the entire interest in the policy will be distributed within five years after the date of that owner’s death; and

(b)	if any owner dies on or after the annuity benefit date but before the time the entire interest in the policy has been distributed, then the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death.

These requirements will be considered satisfied as to any portion of the owner’s interest that is payable as annuity payments, beginning within one year of that owner’s death, that will be made over the life of the owner’s designated beneficiary or over a period not extending beyond his life expectancy.

If any owner dies before the annuity benefit date, then ownership of the policy passes to the owner’s designated beneficiary, who then has the right to the death benefit. If the policy has joint owners and one owner dies, then the surviving joint owner is the designated beneficiary. If there is no joint owner and the owner dies, then the owner’s designated beneficiary is the beneficiary named in the policy.

If the owner or joint owner is not a natural person, then the death or change of an annuitant will be treated as the death of an owner.

If the owner’s designated beneficiary is the surviving spouse of the owner, then the policy may be continued with the surviving spouse as the new owner and no distributions will be required.

If an annuitant is an owner or joint owner and that annuitant dies before the annuity benefit date, and if the owner’s designated beneficiary does not elect to receive the death benefit in a lump sum at that time, then we will increase the policy value so that it equals the death benefit amount, if that is higher than the policy value. This would occur if the owner’s designated beneficiary:

(a)	elects to delay receipt of the proceeds for up to five years from the date of the annuitant/owner’s death;

(b)	is the deceased owner’s spouse and elects to continue the policy; or

(c)	elects to receive the proceeds as annuity payments, as described above.

Any such increase in the policy value would be paid by us. We will allocate it to the variable subaccounts and the fixed account in proportion to the pre-existing policy value, unless instructed otherwise.

The non-qualified policies contain provisions which are intended to comply with the requirements of the Internal Revenue Code. However, no regulations interpreting these requirements have been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when clarified by regulation or otherwise.

Other rules may apply to qualified policies.

“Free Look” Period

If for any reason you are not satisfied with the policy, you may return it to us within 10 days after you receive it. If you cancel the policy within this 10-day “free look” period, we will refund the policy value plus any policy fees and other charges paid, and the policy will be void from its effective date. (In some states, we will instead refund the full amount of purchase payment received.) To cancel the policy, you must mail or deliver it either to our home office or to the registered agent who sold it within 10 days after you receive it. (See “Allocation of Purchase Payments.”) The “free look” period may be longer than 10 days where required by state law.

Delay or Suspension of Payments

We will normally pay a surrender or any withdrawal within seven days after we receive your written request at our home office. However, payment of any amount from the Variable Account may be delayed or suspended whenever:

a)	the New York Stock Exchange is closed other than the customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the U.S. Securities and Exchange Commission;

b)	the U.S. Securities and Exchange Commission by order permits postponement for the protection of policyowners; or

c)	an emergency exists, as determined by the Commission, as a result of which disposal of the securities held in the subaccount is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account’s net assets.

Payment of any amounts from the fixed account may be deferred for up to six months from the date of the request to surrender. If payment is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than the guaranteed minimum interest rate. Payments under the policy of any amounts derived from purchase payments paid by check may be delayed until such time as the check has cleared your bank.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a purchase payment and/or ‘freeze’ or block your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments. If a policy is frozen, the policy value would be moved to a special segregated interest bearing account and held in that account until we receive instructions from the appropriate Federal regulator. We may also be required to provide information about you and your policy to government agencies or departments.

Charges and Deductions

We do not deduct any charges from a purchase payment (except for a charge for any premium taxes). However, certain other charges are deducted to compensate us for providing the insurance benefits set forth in the policy, for administering and distributing the policy, for any applicable taxes, and for assuming certain risks in connection with the policy. These charges are described below.

Withdrawal Charge

We may deduct a withdrawal charge if you:

(a)	make withdrawals under the policy; or

(b)	surrender the policy.

The withdrawal charge is a percent of the purchase payments deemed to be included in the withdrawal or the total purchase payments (in the case of a surrender), as specified in the following table of withdrawal charge rates:

Number of Full Years Since receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+

Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

Different withdrawal charges apply in Alabama, Connecticut and Texas. (See “Appendix A.”)

There is a “free withdrawal amount” that can be withdrawn each policy year without a withdrawal charge. In the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of all purchase payments received; or

(b)	100% of earnings. Earnings are the amount, if any, by which your policy value exceeds the total purchase payments you have made.

After the first policy year, the free withdrawal amount is equal to the larger of:

(a)	10% of the policy value at the time of the withdrawal; or

(b)	100% of earnings.

Amounts withdrawn in excess of the free withdrawal amount may be subject to the withdrawal charge.

The withdrawal charge is determined by multiplying each purchase payment deemed included in the withdrawal by the applicable withdrawal charge rate specified in the table above.

For purposes of calculating the withdrawal charge:

(a)	the oldest purchase payments will be treated as the first withdrawn, newer purchase payments next, and appreciation, if any, last;

(b)	amounts withdrawn up to the free withdrawal amount will not be considered a withdrawal of purchase payments; and

(c)	if the surrender value is withdrawn, the withdrawal charge will apply to all purchase payments not previously assessed with a withdrawal charge, including those purchase payments which have not been previously assessed a withdrawal charge due to the free withdrawal amount.

For example, assume an $80,000 initial purchase payment is made, and by the fourth policy year the policy value is $100,000. A free withdrawal is made for $20,000 that incurs no withdrawal charge. If a full surrender is made later that year, since the $20,000 free withdrawal was not considered a withdrawal of the $80,000 initial purchase payment, the full withdrawal charge of $6,800 (8.5% withdrawal charge x $80,000 initial purchase payment) is deducted from the remaining policy value.

As shown above, the withdrawal charge percentage varies, depending on the “age” of the purchase payments included in the withdrawal—that is, the number of full years since the purchase payment was paid. A withdrawal charge of 9% applies to purchase payments withdrawn that are less than two years old. Thereafter the withdrawal charge rate decreases over time. Amounts representing purchase payments that are at least 10 years old may be withdrawn without charge.

We will deduct the withdrawal charge from the remaining policy value, or from the amount paid if there is not enough value remaining. Amounts deducted from the remaining policy value to cover withdrawals are also subject to the withdrawal charge. The withdrawal charge partially compensates us for sales expenses, including agent sales commissions, the cost of printing prospectuses and sales literature, advertising, and other marketing and sales promotional activities.

The amounts we receive from the withdrawal charge may not be sufficient to cover distribution expenses. We expect to recover any deficiency from our general assets (which include amounts derived from the mortality and expense risk charge, as described below).

Waiver of Withdrawal Charges Rider

We waive the withdrawal charges described above if the owner becomes confined to a nursing home or hospital, or enrolled in a hospice care program; or is diagnosed as terminally ill or totally disabled, provided that certain conditions for each provision are met. These conditions, including definitions of various terms, are specified in the rider; the following is merely a brief summary, and the terms of the rider are controlling.

Confinement Provision.    The conditions for waiver of withdrawal charges for confinement include:

(a)	the policy was in force at least one year at the time the confinement began;

(b)	the owner was age 75 or younger on the policy date;

(c)	the owner has been continuously confined to a “Nursing Home,” “Hospital,” or “Hospice Care Program” for at least 60 days;

(d)	such confinement was recommended by a “Physician” due to an injury, sickness or disease; and

(e)	written notice and satisfactory “Proof of Confinement” are received no later than 90 days after confinement ends.

Terminal Illness Provision.    The conditions for waiver of withdrawal charges for terminal illness include:

(a)	the diagnosis of “Terminal Illness” was made by a “Physician” on or after the effective date of this policy and rider;

(b)	written notice and satisfactory “Proof of Terminal Illness” are received within 90 days of the date of diagnosis; and

(c)	there is reasonable medical certainty that the death of the owner from a non-correctable medical condition will occur within 12 months from the date of the Physician’s statement. This period may be longer where required by law.

Total Disability Provision.    The conditions for waiver of withdrawal charges for total disability include:

(a)	written notice and “Proof of Total Disability” are received before any withdrawal;

(b)	the total disability has existed continuously for at least six months;

(c)	the policy and rider are in force at the time total disability began; and

(d)	the policy anniversary coinciding with or next following the owner’s 60th birthday has not passed at the time total disability began.

We will waive only the withdrawal charges which are applicable to purchase payments received before the first confinement began, or before the date of diagnosis of terminal illness or total disability. Waiver of withdrawal charges is subject to all of the conditions and provisions of the policy and rider. (See your policy.) There is no charge for this rider. Also, the rider may not be available in all states. (See “Appendix A.”)

Annual Contract Maintenance Charge

We deduct an annual contract maintenance charge of $35 from each policy, for administering the policy. This deduction is made from the variable subaccounts and from the fixed account in the same proportion that their values bear to the policy value. This charge will only be deducted from the fixed account to the extent interest has been credited to the fixed account in excess of the guaranteed interest rate during the preceding policy year. Expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. Before the annuity benefit date, this charge is deducted on each policy anniversary and upon a full surrender of your policy. We will waive this charge on any policy anniversary on which the policy value equals or exceeds $75,000, and in other circumstances we may waive this charge in whole or in part at our sole discretion. This charge is not deducted from any annuity payments after the annuity benefit date.

Administration Fee

We also deduct a daily charge from the subaccounts of the variable account, at an annual rate of 0.15% of the daily net assets of each variable subaccount, for administering the variable account and the policy. These expenses include costs of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. We guarantee not to increase this charge during the life of the policy. This charge applies both before and after the annuity benefit date.

Mortality and Expense Risk Charge

We deduct a daily charge from the variable subaccounts at an effective annual rate of 1.25% of their daily net assets. This charge compensates us for assuming certain mortality and expense risks. No mortality and expense risk charge is deducted from the fixed account. We may realize a profit from this charge and may use any profit for any purpose, including paying distribution expenses. However, the level of this charge is guaranteed for the life of the policy and may not be increased. We deduct this charge both before and after the annuity benefit date.

The mortality risk we bear arises in part from our obligation to make monthly annuity payments regardless of how long all annuitants or any individual may live. These payments are guaranteed in accordance with the annuity tables and other provisions contained in the policy. This assures you that neither the longevity of the annuitant, nor an unanticipated improvement in general life expectancy, will have any adverse effect on the annuity payments the annuitant will receive under the policy. Our obligation therefore relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement. The mortality risk also arises in part because of the risk that the death benefit may be greater than the policy value. We also assume the risk that other expense charges may be insufficient to cover the actual expenses we incur.

Transaction Charge

You may make up to 12 withdrawals per policy year without a transaction charge. After the 12th withdrawal in a policy year, a transaction charge will apply to each additional withdrawal. The transaction charge is $20 or 2% of the amount withdrawn, whichever is less, and will not be increased. We will deduct this charge from the remaining policy value, or from the amount paid if there is not enough value remaining. The transaction charge does not apply to automatic partial withdrawals.

Transfer Fee

You may transfer your policy value among the subaccounts and/or the fixed account up to 12 times each policy year without charge. We will deduct a $25 transfer fee for each transfer in excess of 12 in a single policy year. We will not increase this fee.

Premium Taxes

We will deduct a charge for any premium taxes we incur. Depending on state and local law, premium taxes can be incurred (and we can deduct the related charge) when you make a purchase payment, when policy value is withdrawn or surrendered, or when annuity payments start. (The state premium tax rates currently range from 0% to 3.50%. Some local governments charge additional premium taxes.)

Federal Taxes

Currently no charge is made for our Federal income taxes that may be attributable to the Variable Account. We may, however, make such a charge in the future. Charges for other taxes, if any, attributable to the Variable Account may also be made. (See “Federal Tax Matters.”)

Fund Expenses

The value of the assets of the variable subaccounts will reflect the investment management fee and other expenses incurred by the corresponding portfolios of the fund (See “Summary—Fee Tables.”)

Reduction in Charges for Certain Groups

We may reduce or eliminate the withdrawal or other charges on policies that have been sold to:

(a)	our employees and sales representatives, or those of our affiliates or distributors of the policy;

(b)	our customers or distributors of the policies who are transferring existing policy values to a policy;

(c)	individuals or groups when sales of the policy result in savings of sales or administrative expenses; or

(d)	individuals or groups where purchase payments are paid through an approved group payment method and where the size and type of the group results in savings of administrative expenses.

We will not reduce or eliminate the withdrawal or other charges where state law prohibits, or where such reduction or elimination will unfairly discriminate against any person.

Annuity Payments

Election of Annuity Payment Option

As the policy owner, you have the sole right to elect an annuity payment option in the application. You can also change that election, during the lifetime of the annuitant and before the annuity benefit date, by written request any time at least 30 days before the annuity benefit date. We may require the exchange of the policy for a contract covering the option selected.

Annuity Benefit Date

The first annuity payment will be made as of the annuity benefit date. You select the annuity benefit date in the application for the policy. You may change the annuity benefit date by giving us written notice at least 30 days before the new annuity benefit date.

An annuity benefit date must be the first day of any calendar month. It must also be at least 30 days after the policy’s effective date.

Annuity Payment Options

On the annuity benefit date, the policy value (less any premium taxes) may be applied to annuity payments. They can be fixed annuity payments, variable annuity payments, or a combination of both.

Fixed annuity payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Variable annuity payments vary with the investment experience of the variable subaccounts. The dollar amount of variable annuity payments after the first is not fixed.

Annuity payment options currently include:

Life Annuity with No Guaranteed Period	This option provides annuity payments during the lifetime of the annuitant. No payment will be made after the death of the annuitant. Only one payment will be made under this method if the annuitant dies before the second payment is due; only two payments will be made if the annuitant dies before the third payment is due; and so forth.

Joint Life Annuity Continuing to the Survivor	This option provides annuity payments during the lifetime of the annuitant and a joint annuitant. Payments will continue to the survivor for the survivor’s remaining lifetime. You may also elect for payments to the survivor to reduce to two-thirds or one-half of the amount payable at the time of the first death. This election must be made at the annuity benefit date, and will result in a higher initial annuity payment. Only one payment or very few payments will be made under this method if the annuitant and joint annuitant both die before or shortly after payments begin.

Life Annuity with Monthly Payments Guaranteed	This option provides annuity payments during the lifetime of the annuitant. Various guaranteed periods of 60 months to 360 months are guaranteed available. If the annuitant dies prior to the end of this guaranteed period, annuity payments will be made to the payment option beneficiary until the end of the guaranteed period.

Other annuity payment options are currently available with our written consent.

If you have not selected an annuity payment option on the annuity benefit date, we will make monthly annuity payments during the lifetime of the annuitant with 120 monthly payments guaranteed. Unless you instruct us otherwise before the annuity benefit date, we will use your variable account value to make variable annuity payments (in accordance with the allocation of your account value among the subaccounts) and we will use your fixed account value to make fixed annuity payments.

The amount of each annuity payment under the options described above will depend on the sex and age of the annuitant (or annuitants) at the time the first payment is due. The annuity payments may be more or less than the total purchase payments, and more or less than the policy value, because:

(a)	variable annuity payments vary with the investment experience of the underlying portfolios of the variable subaccount and you therefore bear the investment risk under variable annuity payments; and

(b)	annuitants may die before the actuarially predicted date of death.

Therefore, the dollar amount of annuity payments cannot be predicted. The method of computing the annuity payments is described in more detail in the Statement of Additional Information.

The duration of the annuity payment guarantee will affect the dollar amount of each payment. For example, each payment will be less when payments are guaranteed for 20 years than when payments are guaranteed for 10 years.

Whether variable annuity payments decrease, increase, or remain level depends on whether the net investment performance is worse than the “assumed investment rate,” better than that rate, or equal to that rate. The assumed investment rate in most states is 4.0% per year (it is 3.5% where state law requires it). The dollar amount of the variable annuity payments will decrease if the actual net investment experience of the variable subaccount(s) you select is less than the assumed investment rate. The dollar amount of the variable annuity payments will increase if the actual net investment experience exceeds the assumed investment rate. The dollar amount of the variable annuity payments will stay the same if the actual net investment experience equals the assumed investment rate.

Fixed annuity payment amounts will be based on our fixed annuity payment rates in effect on the annuity benefit date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%.

If the net amount to be applied to an annuity payment option is less than $3,000, we have the right to pay such amount in one sum. Also, if any payment would be less than $50, we have the right to reduce the frequency of payment to an interval that will result in payments of at least $50.

After the annuity benefit date, the policy value may not be withdrawn, nor may the policy be surrendered. The annuitant will be entitled to exercise any voting rights and to reallocate the value of his or her interest in the variable subaccounts. (See “Voting Rights” and “Transfers.”)

The policies offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age, although they provide for unisex tables where requested and required by law. Nevertheless, in accordance with the U.S. Supreme Court’s decision in Arizona Governing Committee v. Norris, in certain employment-related situations, annuity tables that do not vary on the basis of sex must be used. Accordingly, if the policy will be used in connection with an employment-related retirement or benefit plan, you should give consideration, in consultation with your legal counsel, to the impact of Norris on any such plan before making any contributions under these policies.

Distribution of the Policies

We have entered into a distribution agreement with United Securities Alliance, Inc. (“United Securities”)—Financial Plaza A, 7730 East Belleview Avenue, Suite AG-9, Greenwood Village, Colorado—for the distribution and sale of the policies. (United Securities is not our affiliate.) The policies are offered to the public through broker-dealers (“selling firms”) that are licensed under the federal securities laws and, as necessary, state insurance laws. The company and the underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. We pay commissions to United Securities for sales of the policies by the selling firms. Commissions of at least 8% (for issue ages 0-70), 6.5% (for issue ages 71-80), and 4.5% (for issue ages 81+), of each purchase payment are paid to selling firms. Additional commissions may be paid in some circumstances.

To the extent permitted by NASD rules, promotional incentives or payments may also be provided to selling firms based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We also may make loans to or for the benefit of the principal underwriter or other broker-dealers.

We may pay selling firms additional amounts for: (1) “preferred product” treatment of the policies in their marketing programs, which may include marketing services and increased access to their sales representatives;

(2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them. We may make bonus payments to selling firms based on aggregate sales of our variable insurance contracts (including the policies) or persistency standards. The average amount paid during 2003 to such selling firms under such arrangements was 10 basis points of policy value, equivalent to $10 on a $10,000 investment.

A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their respective internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Policy.

We intend to recoup commissions and other sales expenses primarily, but not exclusively, through:

•	the administrative charge;

•	the withdrawal charge;

•	the mortality and expense risk charge;

•	revenues, if any, received from the underlying portfolios or their managers; and

•	investment earnings on amounts allocated under policies to the fixed account.

Commissions paid on the policy, including other incentives or payments, are not charged to the policy owners or the Variable Account.

Subject to regulatory approvals, United Investors Life Insurance Company intends to distribute the policy in all states, except New York, and in certain possessions and territories.

Federal Tax Matters

The following discussion is general and is not intended as tax advice.

We do not intend to address the tax consequences resulting from all situations in which a person may be entitled to or may receive a distribution under a policy. Any person concerned about these tax implications should consult a competent tax advisor before initiating any transaction. This discussion is based upon our understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. We have not assessed the likelihood of the continuation of the present Federal income tax laws or of their current interpretation by the Internal Revenue Service. Moreover, we have not attempted to consider any applicable state or other tax laws.

The policy may be purchased on a non-tax-qualified basis (“non-qualified policy”) or as a qualified policy. Qualified policies are designed for use with retirement plans entitled to special income tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”).

Possible Changes in Taxation.    Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or other means (such as U.S. Treasury Department regulations, Internal Revenue Service revenue rulings, and judicial decisions). It is possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax advisor regarding such developments and their effect on the policy.

Taxation of Annuities in General.    The following discussion assumes that the policy will qualify as an annuity contract for Federal income tax purposes. The Statement of Additional Information and “Required Distributions” (at page 28 of this prospectus) describe the requirements necessary to qualify.

Section 72 of the Code governs taxation of annuities in general. Amounts taxable under an annuity policy are treated as ordinary income.

An annuity owner who is a natural person generally is not taxed on increases in the value of a policy until distribution occurs. Distribution could be either in the form of a lump sum received by withdrawing all or part of the cash value (i.e., surrender or partial withdrawal) or in the form of annuity payments under the annuity payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the policy value generally will be treated as a distribution. The taxable portion of a distribution (in the form of a lump sum payment or annuity payments) is taxed as ordinary income.

An owner of any deferred annuity contract who is not a natural person generally must include in income any increase in the excess of the policy value over the owner’s “investment in the contract” during the taxable year. However, there are some exceptions to this rule, and you may wish to discuss these with your tax advisor.

The following discussion applies to policies owned by natural persons.

Withdrawals.    In the case of a withdrawal under a qualified policy, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the total policy value. The “investment in the contract” generally equals the portion, if any, of purchase payments paid with after-tax dollars (that is, purchase payments that were not excluded from the individual’s gross income). For qualified policies, the “investment in the contract” can be zero. Special rules may apply to a withdrawal from a qualified policy.

Generally, in the case of a withdrawal under a non-qualified policy before the annuity benefit date, amounts received are first treated as taxable income to the extent that the policy value immediately before the withdrawal exceeds the “investment in the contract” at that time. Any additional amount withdrawn is not taxable.

In the case of a full surrender under a non-qualified policy, the amount received generally will be taxable to the extent it exceeds the “investment in the contract.”

Annuity Payments.    Although the tax consequences may vary depending on the annuity payment option elected under the policy, generally only the portion of the annuity payment that represents the amount by which the policy value exceeds the “investment in the contract” will be taxed.

•	For variable annuity payments, in general the taxable portion of each annuity payment (prior to recovery of the “investment in the contract”) is determined by a formula which establishes a specific non-taxable dollar amount of each annuity payment. This dollar amount is determined by dividing the “investment in the contract” by the total number of expected annuity payments.

•	For fixed annuity payments, in general there is no tax on the portion of each annuity payment which reflects the ratio that the “investment in the contract” bears to the total expected value of annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable.

In all cases, after the “investment in the contract” is recovered, the full amount of any additional annuity payments is taxable.

Penalty Tax.    In the case of a distribution from a non-qualified policy, there may be imposed a Federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:

(a)	made on or after the taxpayer attains age 59 1/2;

(b)	made as a result of an owner’s death or attributable to the taxpayer’s disability; or

(c)	received in substantially equal periodic payments as a life annuity.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a qualified policy. You should consult a tax advisor with regard to exceptions from the penalty tax.

Aggregation of Contracts.    All non-qualified deferred annuities entered into after October 21, 1988 that we (or our affiliates) issued to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. In addition, there may be other situations in which the U.S. Treasury Department may (under its authority to issue regulations or otherwise) conclude that it would be appropriate to aggregate two or more annuity contracts purchased by the same owner. Accordingly, you should consult a competent tax advisor before purchasing more than one annuity contract.

Transfers and Assignments.    A transfer or assignment of ownership of a policy, the selection of certain annuity benefit dates, or designation of an annuitant or payee or other beneficiary who is not also the owner, may result in certain tax consequences to the policy owner that are not discussed herein. If you are contemplating any such transfer, assignment or designation, you should contact a competent tax advisor with respect to the potential tax effects of such transaction.

Death Benefits.    Amounts may be distributed from a policy because of the death of a policy owner or an annuitant. Generally, such amounts are includable in the income of the recipient as follows:

(a)	if distributed in a lump sum, they are taxed in the same manner as a full surrender of the policy, as described above; or

(b)	if distributed under an annuity payment option, they are taxed in the same manner as annuity payments, as described above.

Withholding.    Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect by written request, however, not to have tax withheld from distributions. Taxable “eligible rollover distributions” from Section 401(a), 403(a), 403(b), or governmental 457(b) plans are subject to a mandatory Federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee’s spouse or former spouse or beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, and hardship distributions. The 20% withholding does not apply, however, if the employee chooses a “direct rollover” from the plan to another tax-qualified plan, 403(b) plan, IRA or governmental 457(b) plan that agrees to separately account for rollover contributions.

Qualified Policies.    The tax rules applicable to a qualified policy vary according to the type of plan and the terms and conditions of the plan. The following events may cause adverse tax consequences:

(a)	contributions in excess of specified limits;

(b)	distributions prior to age 59 1/2 (subject to certain exceptions);

(c)	distributions that do not conform to specified commencement and minimum distribution rules; and

(d)	other circumstances specified in the Code.

We make no attempt to provide more than general information about the use of the policy with the various types of retirement plans. The terms and conditions of the retirement plans may limit the rights otherwise available to you under a qualified policy. You are responsible for determining that contributions, distributions and other transactions with respect to the qualified policy comply with applicable law. If you are purchasing an annuity contract for use with any qualified retirement plan, you should consult your legal counsel and tax advisor regarding the suitability of the annuity contract.

Required Distributions.    For qualified plans under Sections 401(a), 403(a), and 403(b), the Code requires that distributions generally must begin by the later of April 1 of the calendar year following the calendar year in which the policy owner (or plan participant): (a) reaches age 70 1/2; or (b) retires. Distributions must be made in a specified form and manner. If the participant is a “5 percent owner” (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2. For Individual Retirement Annuities (IRAs) described in Section 408 of the Code, distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the policy owner (or plan participant) reaches age 70 1/2.

Corporate Pension and Profit-Sharing Plans.    Section 401(a) of the Code permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this policy is purchased by a Section 401(a) plan and later assigned or transferred to any individual. The policy includes a death benefit that in some cases may exceed the greater of purchase payments or policy value. The death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the death benefit may exceed this limitation, employers using the policy in connection with such plans should consult their tax advisor.

Individual Retirement Annuities.    Section 408 of the Code limits the amount which may be contributed to an IRA each year to the lesser of a specified annual amount or the amount of compensation includible in the policy owner’s gross income for the year. These contributions may be deductible in whole or in part depending on the individual’s income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are “rolled over” on a tax-deferred basis into an IRA. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. The Internal Revenue Service has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the policy meets IRA qualification requirements.

Roth IRAs.    Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that—once aggregate distributions exceed contributions to the Roth IRA—income tax and a 10% penalty tax may apply to distributions made:

(a)	before age 59 1/2 (subject to certain exceptions); or

(b)	during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.

A 10% penalty tax may apply to a conversion from an IRA if the distribution is made during the five taxable years beginning with the year in which the conversion occurred.

No distribution from a Roth IRA is required at any time before the policy owner’s death.

All Policies.    As noted above, the foregoing comments about the Federal tax consequences under the policy are not exhaustive, and special rules apply to other tax situations not discussed in this prospectus. Further, the Federal tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate tax and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a policy depend on the individual circumstances of each policy owner or recipient of a distribution. A competent tax advisor should be consulted for further information.

Historical Performance Data

We may advertise yields and total returns for the subaccounts of the Variable Account. In addition, we may advertise the effective yield of the money market subaccount. These figures are historical and are not intended to indicate future performance.

The yield of the money market subaccount is the annualized income generated by an amount invested in that option over a specified seven-day period. We assume that the income generated for that seven-day period is generated each seven-day period over a 52-week period. We show the result as a percentage of the amount invested. We calculate the effective yield similarly but assume that the income earned is reinvested every seven days. The compounding effect of this assumed reinvestment causes the effective yield to be slightly higher than the yield.

We calculate the total return of subaccounts for portfolios other than the money market portfolio for various periods of time, including: (a) one year; (b) five years; (c) ten years; and (d) the period starting when the subaccount commenced operations.

The average annual total return is the annual compounded rate of return at which an initial investment of $1,000 would have grown to reach to the redeemable value of that investment at the end of each of the various measurement periods. We may also disclose cumulative total returns and returns for various time periods.

We may disclose performance figures that reflect the withdrawal charge, and also figures that assume the policy is not surrendered and therefore do not reflect any withdrawal charge.

The Statement of Additional Information has more information about performance data calculations.

Voting Rights

To the extent required by law, we will vote shares of the portfolios held by the Variable Account according to instructions received from persons having voting interests in those variable subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, or if we determine that we are allowed to vote the portfolio shares in our own right, we may elect to do so. The funds do not hold regular annual shareholder meetings.

The number of votes that you may direct to us to cast will be calculated separately for each variable subaccount. We will determine that number by applying your percentage interest, if any, in a particular variable subaccount to the total number of votes attributable to that variable subaccount. Before the annuity benefit date, you hold a voting interest in each variable subaccount to which policy value is allocated. After the annuity benefit date, the person receiving variable annuity payments has the voting interest. After the annuity benefit date, the votes attributable to a policy decrease as the value of the variable subaccounts under your policy decrease with each variable annuity payment. In determining the number of votes, fractional shares will be recognized.

The number of votes for a portfolio which are available will be determined as of the record date established by each fund. Voting instructions will be solicited by written communication prior to a shareholder meeting in accordance with procedures established by the fund.

Portfolio shares attributable to the policies for which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Titanium Investor Variable Annuity policies participating in the variable subaccount. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a variable subaccount will receive proxy material, reports and other materials relating to the appropriate portfolio of each fund.

United Investors Life Insurance Company

We were incorporated in the State of Missouri on August 17, 1981, as the successor to a company of the same name established in Missouri on September 27, 1961. We are a stock life insurance company, indirectly owned by Torchmark Corporation, a financial services holding company specializing in life and supplemental health insurance. Our principal business is selling life insurance and annuity contracts. We are admitted to do business in the District of Columbia and all states except New York. The obligations under the policy are our obligations.

Published Ratings

We may publish (in advertisements, sales literature, and reports to policy owners) the ratings and other information assigned to us by one or more independent insurance industry analysts or rating organizations such as A. M. Best Company, Standard & Poor’s Corporation, and Weiss Research, Inc. These ratings reflect the organization’s current opinion of an insurance company’s financial strength and operating performance in comparison to the norms for the insurance industry; they do not reflect the strength, performance, risk, or safety (or lack thereof) of the variable subaccounts. The claims-paying ability rating as measured by Standard & Poor’s is an opinion of an operating insurance company’s financial capacity to meet its obligations under its outstanding insurance and annuity policies.

Legal Proceedings

United Investors, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, United Investors believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Variable Account, on the ability of United Securities Alliance, Inc. to perform under its principal underwriting agreement, or the ability of United Investors to meet its obligations under the policy.

Financial Statements

Our financial statements and the financial statements of the Variable Account are contained in the Statement of Additional Information. Our financial statements should be distinguished from the Variable Account’s financial statements and you should consider our financial statements only as bearing upon our ability to meet our obligations under the policies. For a free copy of these financial statements and/or the Statement of Additional Information, please call or write to us at our home office.

Condensed Financial Information

The following table gives “per unit” information about the financial history of each variable subaccount since its inception. This information should be read in conjunction with the Variable Account’s financial statements (including the notes thereto) included in the Statement of Additional Information.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period

AIM V.I. Capital Appreciation Fund	2003 2002 2001 2000	*	4.649 6.233 8.240 10.000	5.938 4.649 6.233 8.240	150,819 133,962 71,655 7,383

AIM V.I. Core Equity Fund	2003 2002 2001 2000	*	5.438 6.533 8.587 10.000	6.673 5.438 6.533 8.587	98,496 104,597 48,164 3,058

AIM V.I. Government Securities Fund	2003	**	10.000	10.032	-0-

AIM V.I. Growth Fund	2003 2002 2001 2000	*	3.693 5.425 8.322 10.000	4.779 3.693 5.425 8.322	128,868 96,770 58,039 14,950

AIM V.I. International Growth Fund	2003 2002 2001 2000	*	5.831 7.012 9.301 10.000	7.421 5.831 7.012 9.301	32,955 39,643 21,446 4,544

AIM V.I. Premier Equity Fund	2003 2002 2001 2000	*	5.580 8.114 9.411 10.000	6.882 5.580 8.114 9.411	111,044 114,499 67,285 3,113

INVESCO VIF-Core Equity Fund	2003 2002 2001 2000	*	7.046 8.834 9.842 10.000	8.519 7.046 8.834 9.842	86,361 67,821 40,756 488

INVESCO VIF-Technology Fund	2003 2002 2001 2000	*	1.926 3.674 6.878 10.000	2.759 1.926 3.674 6.878	317,406 219,066 131,552 13,011

INVESCO VIF-Utilities Fund	2003 2002 2001 2000	*	5.148 6.552 9.831 10.000	5.963 5.148 6.552 9.831	58,334 59,724 42,461 3,035

*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period

Alger American Balanced Portfolio	2003	**	10.000	10.251	80

Alger American Growth Portfolio	2003 2002 2001 2000	*	5.102 7.722 8.881 10.000	6.800 5.102 7.722 8.881	251,124 134,937 77,074 6,835

Alger American Income & Growth Portfolio	2003 2002 2001 2000	*	5.524 8.130 9.624 10.000	7.072 5.524 8.130 9.624	133,923 109,641 42,700 2,443

Alger American Leveraged AllCap Portfolio	2003 2002 2001 2000	*	4.552 6.985 8.427 10.000	6.048 4.552 6.985 8.427	140,142 127,410 60,952 1,155

Alger American MidCap Growth Portfolio	2003 2002 2001 2000	*	5.845 8.412 9.127 10.000	8.518 5.845 8.412 9.127	296,856 169,186 91,812 2,939

Alger American Small Capitalization Portfolio	2003 2002 2001 2000	*	4.332 5.955 8.568 10.000	6.081 4.332 5.955 8.568	67,013 52,481 18,463 -0-

Dreyfus VIF-Appreciation Portfolio	2003 2002 2001 2000	*	6.936 8.446 9.445 10.000	8.288 6.936 8.446 9.445	200,858 29,063 19,974 414

Dreyfus VIF-Money Market Portfolio	2003 2002 2001 2000	*	10.325 10.321 10.069 10.000	10.253 10.325 10.321 10.069	227,606 233,016 123,695 28,281

Dreyfus VIF-Quality Bond Portfolio	2003 2002 2001 2000	*	11.633 10.947 10.400 10.000	12.038 11.633 10.947 10.400	145,360 124,538 40,715 8,796

The Dreyfus Socially Responsible Growth Fund, Inc.	2003 2002 2001 2000	*	4.749 6.779 8.879 10.000	5.901 4.749 6.779 8.879	51,167 48,968 41,083 1,196

Evergreen VA Foundation Fund	2003 2002 2001 2000	*	7.701 8.645 9.589 10.000	8.791 7.701 8.645 9.589	11,538 9,594 4,173 -0-

Evergreen VA International Equity Fund	2003 2002 2001 2000	*	6.116 8.105 9.495 10.000	7.746 6.373 8.105 9.495	14,453 17,745 10,752 426

Evergreen VA Special Values Fund	2003 2002 2001 2000	*	10.633 12.338 10.594 10.000	13.581 10.633 12.338 10.594	114,113 137,357 44,625 254

*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.

Subaccount	Year		Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Accumulation Units Outstanding at End of Period

MFS® Emerging Growth Series	2003 2002 2001 2000	*	3.754 5.748 8.764 10.000	4.821 3.754 5.748 8.764	141,907 128,610 72,143 1,824

MFS® High Income Series	2003	**	10.000	10.243	40,141

MFS® Investors Trust Series	2003 2002 2001 2000	*	6.267 8.041 9.703 10.000	7.548 6.267 8.041 9.703	41,848 47,240 25,468 538

MFS® Research Series	2003 2002 2001 2000	*	5.163 6.938 8.936 10.000	6.349 5.163 6.938 8.936	27,116 28,348 16,765 306

MFS® Total Return Series	2003 2002 2001 2000	*	9.566 10.230 10.350 10.000	10.973 9.566 10.230 10.350	244,135 221,563 65,319 3,954

Scudder VIT EAFE® Equity Index Fund	2003 2002 2001 2000	*	5.532 7.155 9.635 10.000	7.274 5.532 7.155 9.635	13,196 7,094 3,156 791

Scudder VIT Equity 500 Index Fund	2003	**	10.000	10.567	18,037

Scudder VIT Small Cap Index Fund	2003 2002 2001 2000	*	7.561 9.655 9.593 10.000	10.917 7.561 9.655 9.593	98,577 32,764 9,614 306

Strong MidCap Growth Fund II	2003 2002 2001 2000	*	3.403 5.526 8.096 10.000	4.504 3.403 5.526 8.096	118,732 86,928 74,063 4,438

Strong Opportunity Fund II	2003 2002 2001 2000	*	6.896 9.557 10.065 10.000	9.317 6.896 9.557 10.065	127,638 112,885 61,507 2,480

Franklin Real Estate Fund	2003	**	10.000	10.436	-0-

Franklin Zero Coupon Fund-2010	2003	**	10.000	10.010	-0-

Templeton Foreign Securities Fund	2003 2002 2001 2000	*	6.761 8.419 10.165 10.000	8.815 6.761 8.419 10.165	66,866 38,595 4,891 -0-

Templeton Global Asset Allocation Fund	2003 2002 2001 2000	*	8.465 8.979 10.112 10.000	11.015 8.465 8.979 10.112	83,344 26,063 15,955 -0-

Templeton Global Income Securities Fund	2003	**	10.000	10.576	-0-

*	The Variable Account commenced operations on November 6, 2000.
**	Effective 11/24/03, subaccount added.

Statement of Additional Information

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:

The Policy	3
Definitions	3
Accumulation Units	5
Annuity Units	5
Net Investment Factor	5
Determination of Annuity Payments	6
Fixed Annuity Payments	6
Variable Annuity Payments	6
The Contract	6
Misstatement of Age or Sex	7
Annual Report	7
Non-Participation	7
Ownership	7
Beneficiary	7
Change of Ownership or Beneficiaries	7
Assignment	8
Incontestability	8
Evidence of Survival	8
Performance Data Calculations	8
Yields and Total Returns	8
Average Annual Total Return Calculations	9
Other Performance Data	12
Adjusted Historical Portfolio Performance Data	12
Federal Tax Matters	15
Taxation of United Investors	15
Tax Status of the Policies	15
Required Distributions	16
Addition, Deletion or Substitution of Investments	16
Distribution of the Policy	17
Safekeeping of Variable Account Assets	17
State Regulation	17
Records and Reports	18
Legal Matters	18
Experts	18
Potential Conflicts of Interest	18
Other Information	19
Financial Statements	19

This Prospectus sets forth information about the Titanium Investor Variable Annuity Policy that a prospective investor should know before investing. The Statement of Additional Information contains more detailed information about the policy and the Variable Account. This Statement of Additional Information is available upon request at no charge. To obtain such information, return this request form to the address shown below:

---------------------------------------------------------------"--------------------------------------------------------------

TO:    United Investors Life Insurance Company

Variable Products Division

P.O. Box 12101

Birmingham, AL 35202-2101

Please send me a Statement of Additional Information for the Titanium Investor Variable Annuity (TVA).

Name

Address

Telephone (         )

UI-503

Appendix A

State Variations

For Policies issued to residents of the state of Alabama:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+

Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	7.75%	7%	6%	5%	4%	3%	2%	0%

For Policies issued to residents of the state of Connecticut:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+

Withdrawal Charge (% of Purchase Payment):	9%	9%	8%	7%	6%	5%	4%	3%	2%	1%	0%

For Policies issued to residents of the state of Texas:

Withdrawal Charge Rates:

Number of Full Years Since Receipt of Purchase Payment:	<1	1	2	3	4	5	6	7	8	9	10+

Withdrawal Charge (% of Purchase Payment):	9%	9%	8.5%	7.75%	7%	6%	5%	4%	3%	2%	0%

For Policies issued to residents of the state of Massachusetts:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Oregon:

The Fixed Account funding choice is not available.

For Policies issued to residents of the state of Pennsylvania:

The Waiver of Withdrawal Charges Rider is only available to an Owner, Age 75 or younger on the policy date.

The Total Disability Provision is not available at any age.

For Policies issued to residents of the state of Washington:

The Fixed Account funding choice is not available.

Other:

There are other variations in certain states. Your policy governs the exact terms for you.

Titanium Annuity Variable Account

United Investors Life Insurance Company

Variable Products Division

2001 Third Avenue South (35233)

P.O. Box 12101

Birmingham, Alabama 35202-2101

Telephone: (800) 999-0317

STATEMENT OF ADDITIONAL INFORMATION

Variable Annuity Policy

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Titanium Investor Variable Annuity Policy (the “Policy”) offered by United Investors Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 2004, by writing or calling us at our address or phone number shown above. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY.

Dated May 1, 2004

	Page	Corresponding Page in Prospectus
The Policy	3
Definitions	3
Accumulation Units	5
Annuity Units	5
Net Investment Factor	5
Determination of Annuity Payments	6
Fixed Annuity Payments.	6
Variable Annuity Payments.	6
The Contract	6
Misstatement of Age or Sex	7
Annual Report	7
Non-Participation	7
Ownership	7
Beneficiary	7
Change of Ownership or Beneficiaries	7
Assignment	8
Incontestability	8
Evidence of Survival	8
Performance Data Calculations	8	40
Yields and Total Returns	8
Average Annual Total Return Calculations	9
Other Performance Data	12
Adjusted Historical Portfolio Performance Data	12
Federal Tax Matters	15
Taxation of United Investors	15	36
Tax Status of the Policies	15
Required Distributions	16
Addition, Deletion or Substitution of Investments	16
Distribution of the Policy	17
Safekeeping of Variable Account Assets	17	35
State Regulation	18
Records and Reports	18
Legal Matters	18
Experts	18	41
Potential Conflicts of Interest	18
Other Information	19
Financial Statements	19	42

The Policy

As a supplement to the description in the Prospectus, the following provides additional information about the Policy.

Definitions

The following words and phrases are defined and used in your policy, and many of them are also used in the Prospectus and in this Statement of Additional Information.

Accumulation Unit - An accounting unit used to calculate the Policy Value.

Age - The issue Age shown under Policy Data as determined by us from the date of birth stated in the application. Attained ages are determined from the Policy Date. No Policy will be issued if either the Owner or Annuitant is over Age 90. We use age last birthday.

Annuitant - The person on whose life Annuity Payments depend. If the Policy Owner names more than one person as an “Annuitant,” the second person named shall be referred to as “Co-Annuitant.” The “Annuitant” and “Co-Annuitant” will be referred to collectively as the “Annuitant.”

Annuity Benefit Date - The date on which Annuity Payments are to start. The Annuity Benefit Date is shown under Policy Data unless changed.

Annuity Unit - An accounting unit used to calculate the value of Variable Annuity Payments.

Fixed Account - Part of the General Account of United Investors Life Insurance Company to which You may allocate all or a portion of your Purchase Payments or Policy Values.

Fixed Annuity - An Annuity with payments which are guaranteed to remain fixed in amount throughout the payment period.

General Account - The General Account consists of all assets of United Investors Life Insurance Company other than those in any separate account.

Net Purchase Payment - The Purchase Payment less any deduction for premium taxes.

Policy Anniversary - The same day and month as the Policy Date each year the Policy remains in force.

Policy Date - The date from which Policy Anniversaries and Policy Years are determined. Your Policy Date is shown under Policy Data.

Policy Value - The Policy Value is equal to the Variable Account Value plus the Fixed Account Value.

Policy Year - A year that starts on the Policy Date or on a subsequent Policy Anniversary.

Purchase Payment - An amount paid by the Owner to us as consideration for the benefits provided by this Policy.

Subaccount - The Subaccounts named under the Policy Data. Each is a part of a Variable Account of ours.

Surrender Value - The Policy Value less any withdrawal charges, the Annual Contract Maintenance Charge, and applicable deductions for premium taxes.

Valuation Date - Each day that the New York Stock Exchange is open for regular trading and our home office is open for business. The close of regular trading on the New York Stock Exchange usually is 4:00 p.m. Eastern time. Currently, the Friday after Thanksgiving and, if December 25 falls on a Saturday or a Sunday, the Monday after Christmas, are not business days. (The policy form uses the term “Valuation Date” to refer to business days.)

Valuation Period - The interval of time between a Valuation Date and the next Valuation Date. It is measured from the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on one Valuation Date to the close of regular trading on the New York Stock Exchange on the next Valuation Date.

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Variable Account – The Titanium Annuity Variable Account, a separate account maintained by us.

Variable Annuity - An Annuity with payments which vary in amount with the investment experience of the Subaccounts of the Variable Account.

We, our, us - United Investors Life Insurance Company.

You, your - The Owner or Joint Owner of this Policy. The Owner may be someone other than the Annuitant. The Owner is shown in the application unless the Owner has been changed as provided in this Policy

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Accumulation Units

An Accumulation Unit is an accounting unit used prior to the Annuity Benefit Date to calculate the Variable Account Value. The portion of a Net Purchase Payment that you allocate to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. Similarly, the value that you transfer to a Subaccount of the Variable Account is credited as Accumulation Units in that Subaccount. The number of Accumulation Units to credit is determined by dividing (1) the dollar amount allocated to the Subaccount by (2) the Subaccount’s appropriate Accumulation Unit Value for the Valuation Period in which we received the Purchase Payment or transfer request (in the case of the initial Purchase Payment, we will credit Accumulation Units for that Purchase Payment based on the Accumulation Unit value for the Policy Date).

The value of an Accumulation Unit for each Subaccount was initially arbitrarily set at $10. The value for any later Valuation Period is found by multiplying the Accumulation Unit Value for a Subaccount for the last prior Valuation Period by such Subaccount’s Net Investment Factor (described below) for the following Valuation Period. Like the Policy Value, the value of an Accumulation Unit may increase or decrease from one Valuation Period to the next.

Annuity Units

An Annuity Unit is an accounting unit used after the Annuity Benefit Date to calculate the value of Variable Annuity Payments. The value of an Annuity Unit in each Subaccount was initially set at $10. The value for any later Valuation Period is determined by (a) multiplying the Annuity Unit Value for a Subaccount for the last prior Valuation Period for such Subaccount’s Net Investment Factor for the following Valuation Period, and then (b) adjusting the result to compensate for the interest rate assumed in the annuity tables used to determine the amount of the first Variable Annuity Payment. The value of an Annuity Unit for each Subaccount changes to reflect the investment performance of the Portfolio underlying that Subaccount.

Net Investment Factor

The Net Investment Factor is an index applied to measure the investment performance of a Subaccount of the Variable Account from one Valuation Period to the next. The Net Investment Factor may be greater or less than one, so the value of a Subaccount may increase or decrease.

The Net Investment Factor of a Subaccount for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1)	is the result of:

(a)	the net asset value per Portfolio share held in the Subaccount, determined at the end of the current Valuation Period; plus

(b)	the per share amount of any dividend or capital gain distributions on the Portfolio shares held in the Subaccount, if the “ex-dividend” date occurs during the current Valuation Period; plus or minus

(c)	a charge or credit for any taxes reserved for the current Valuation Period which we determine to have resulted from the investment operations of the Subaccount;

(2)	is the result of:

(a)	the net asset value per Portfolio share of the Portfolio shares held in the Subaccount, determined at the end of the previous Valuation Period; plus or minus

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(b)	the charge or credit for any taxes reserved for the previous Valuation Period; and

(3)	is a deduction for the 1.25% Mortality and Expense Risk Charge (daily rate of .003425%) and the 0.15% Administration Fee (daily rate of .000411%).

Determination of Annuity Payments

At the Annuity Benefit Date, the Policy Value, less any applicable premium taxes, may be applied to make Fixed Annuity Payments, Variable Annuity Payments, or a combination thereof.

Fixed Annuity Payments.

Fixed Annuity Payments provide guaranteed annuity payments which remain fixed in amount throughout the payment period. Fixed Annuity Payments do not vary with the investment experience of the Subaccounts. The payment amount will be based on our Fixed Annuity Payment rates in effect on the settlement date. These rates are guaranteed to be equal to or greater than payments based on the Annuity 2000 Mortality Table with interest at 3.0%. Where requested and required by law unisex tables will be used.

Variable Annuity Payments.

The dollar amount of the first Variable Annuity Payment is determined by multiplying the net value (policy value less any applicable premium taxes) applied by purchase rates based on the Annuity 2000 Mortality Table with interest at 4.0% in most states. Where requested and required by law unisex tables will be used.

The portion of the first Variable Annuity Payment attributed to each Subaccount is divided by the Annuity Unit Value for the Subaccount (as of the same date that the amount of the first Variable Annuity Payment is determined) to determine the number of Annuity Units upon which later Variable Annuity Payments will be made. This number of Annuity Units will not change unless subsequently changed by reallocation (transfer). The dollar amount of each monthly Variable Annuity Payment after the first Annuity Payment will equal the sum of the number of Annuity Units credited to each Subaccount multiplied by the Annuity Unit Value for each respective Subaccount for the Valuation Period.

After the Annuity Benefit Date, the Annuitant may transfer Annuity Units among the Subaccounts, no more than once each Policy Year, by sending a written request to United Investors. A transfer will be made as of the next Annuity Payment Date, by converting Annuity Units for the value transferred from a Subaccount into Annuity Units in the Subaccount to which the value is transferred. Transfers may cause the number of Annuity Units to change, but will not change the dollar amount of the Variable Annuity Payment as of the date of transfer.

United Investors guarantees that the dollar amount of monthly Variable Annuity Payments after the first payment will not be affected by variations in expenses or mortality experience.

The Contract

The entire contract is made up of the Policy, any riders, and the written application. All statements made in the application are considered representations and not warranties. Only the statements made in the written application can be used by us to defend a claim or void the Policy.

Changes to the Policy are not valid unless we make them in writing. They must be signed by one of our officers. No registered representative has authority to change the Policy or to waive any of its provisions.

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Misstatement of Age or Sex

If the Annuitant’s age or sex is misstated, we will adjust each benefit and any amount to be paid to reflect the correct age and sex. The amount of any underpayment in benefits will be paid in one sum with interest at a rate of 6% per annum. The amount of any overpayment in benefits, with interest at a rate of 6% per annum, will be charged against future Annuity Payments.

Annual Report

At least once each Policy Year prior to the Annuity Benefit Date we will send you a report on your Policy. It will show the current Policy Value, the current Fixed Account Value, the current value of the Subaccounts of the Variable Account, the Purchase Payments paid, all charges and partial withdrawals since the last report, the current Surrender Value and the current Death Benefit. We will also include in the report any other information required by state law or regulation. Other items, such as Purchase Payments made by automatic deduction from your checking account, may be confirmed in quarterly reports. Further, we will send you the reports required by the Investment Company Act of 1940. You may request additional reports during the year but we may charge a fee for any additional reports.

Non-Participation

The Policy is non-participating. This means that no dividends will be paid on your Policy. It will not share in our profits or surplus earnings.

Ownership

The Policy belongs to you, the Policyowner. Unless you provide otherwise, you may receive all benefits and exercise all rights of the Policy prior to the Annuity Benefit Date. These rights and the rights of any Beneficiary are subject to the rights of any assignee. If there is more than one Owner at a given time, all must exercise the rights of ownership by joint action.

Beneficiary

The Beneficiary means the person, persons or entity entitled to Death Benefit proceeds under this Policy upon death of the Owner (or Annuitant if the Owner is not a natural person) before the Annuity Benefit Date. If the Policy has joint Owners and one Owner dies, the surviving Joint Owner will be deemed the Beneficiary. The rights of any Beneficiary who dies before the Owner (or Annuitant if the Owner is not a natural person) will pass to the surviving Beneficiary or Beneficiaries unless you provide otherwise. If no Beneficiary is living at the Owner’s death if the Owner is a natural person, we will pay the Death Benefit, if any, to the Joint Owner, if living; otherwise, it will be paid to the deceased’s estate. (If the Owner is not a natural person and no Beneficiary is living at the Annuitant’s death, we will pay the Death Benefit, if any, to the Annuitant’s estate.)

Change of Ownership or Beneficiaries

Unless you provide otherwise in writing to us, you may change the Owner or the Beneficiary or the Payment Option Beneficiary during your lifetime. Any changes must be made by written request filed with us at our home office. The change takes effect on the date the request was signed, but it will not apply to payments made by us before we accept your written request. We may require you to submit the Policy to us at our home office before making a change. A change of ownership may be a taxable event. You should consult your tax advisor prior to making any change.

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Assignment

You may assign the Policy, but we will not be responsible for the validity of any assignment and no assignment will bind us until it is filed in writing at our home office. When it is filed, your rights and the rights of any Beneficiary will be subject to it. An assignment of the Policy may be a taxable event. Your ability to assign a Qualified Policy may be restricted. You should consult your tax advisor prior to making any assignment.

Incontestability

United Investors will not contest the Policy.

Evidence of Survival

Where any payments under the Policy depend on the annuitant or payee being alive, we may require proof of survival prior to making the payments.

Performance Data Calculations

We may advertise the yield and effective yield of the Money Market Subaccount. In addition, we may advertise the total returns for other Subaccounts of the Variable Account. All performance data calculations for the Variable Account will be in accordance with uniformly imposed SEC regulations.

Yields and Total Returns

From time to time, we may advertise or include in sales literature historical performance data, including yields, effective yields, and annual total returns for the variable subaccounts. These figures are based on historical earnings and do not indicate or project future performance. Effective yields and total returns for a variable subaccount are based on the investment performance of the corresponding portfolio. A portfolio’s performance reflects the portfolio’s expenses. See the prospectuses for the underlying mutual fund portfolios.

In advertising and sales literature, the performance of each variable subaccount may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuity investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the variable subaccounts. Lipper Analytical Services, Inc. (“Lipper”) and Variable Annuity Research Data Service (“VARDS”) are independent services that monitor and rank the performance of variable annuity issuers in major categories of investment objectives on an industry-wide basis. The performance analyses prepared by Lipper and VARDS each rank these issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, surrender charges, insurance charges, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives. In addition to Lipper and VARDS, we also may rely on other third-party independent services to provide similar information.

Advertising and sales literature may also compare the performance of each variable subaccount to the Standard & Poor’s Composite Index of 500 stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any “deduction” for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as sources of performance comparison.

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We may also report other information, including the effect of tax-deferred compounding on a variable subaccount’s investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from variable subaccount investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio’s investment experience is positive.

Performance information reflects only the performance of a hypothetical investment during the particular time period on which the calculations are based. Average annual total return figures are based on historical earnings and are not intended to indicate future performance. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the underlying portfolio in which a variable subaccount invests and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Average Annual Total Return Calculations

For each Subaccount of the Variable Account other than the Money Market Subaccount an average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over one, five and ten year periods (or, where a Subaccount has been in existence for a period less than one, five or ten years, for such lesser period) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1 + T)^n = ERV

Where

P =	a hypothetical initial payment of $1,000

T =	average annual total return

N =	number of years in the period

ERV =	ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year periods (or fractional portion thereof) at the end of such period.

All recurring fees that are charged to all Policy Owner accounts are recognized in the ending redeemable value. The average annual total return calculation will also reflect the effect of Withdrawal Charges that may be applicable due to surrender of the Policy at the end of a particular period.

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The figures below represent past performance and are not indicative of future performance. The figures may reflect the waiver of advisory fees and reimbursement of other expenses which may not continue in the future.

Standard Average Annual Total Return

Subaccount	1 Year to 12/31/03	3 Years to 12/31/03	Inception* to 12/31/03
AIM V.I. Capital Appreciation Fund – Series I Shares	18.62%	-14.13%	-19.41%
AIM V.I. Core Equity Fund – Series I Shares	13.59%	-11.66%	-15.88%
AIM V.I. Government Securities Fund – Series I Shares **	NA	NA	-8.69%
AIM V.I. Growth Fund – Series I Shares	20.32%	-21.32%	-25.77%
AIM V.I. International Growth Fund – Series I Shares	18.17%	-10.78%	-12.59%
AIM V.I. Premier Equity Fund – Series I Shares	14.24%	-13.65%	-14.93%
Alger American Balanced Portfolio – Class O Shares **	NA	NA	-6.50%
Alger American Growth Portfolio – Class O Shares	24.18%	-12.14%	-15.30%
Alger American Income & Growth Portfolio – Class O Shares	18.94%	-13.49%	-14.09%
Alger American Leveraged AllCap Portfolio – Class O Shares	23.75%	-14.27%	-18.86%
Alger American MidCap Growth Portfolio – Class O Shares	36.64%	-5.45%	-8.19%
Alger American Small Capitalization Portfolio – Class O Shares	31.27%	-14.63%	-18.70%
Dreyfus VIF-Appreciation Portfolio – Initial Shares	10.39%	-7.57%	-9.07%
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	-5.62%	2.25%	3.52%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	15.15%	-16.74%	-19.60%
Evergreen VA Foundation Fund	5.06%	-6.06%	-7.16%
Evergreen VA Int’l Equity Fund (formerly Global Leaders prior to 12/05/03))	12.45%	-10.03%	-11.23%
Evergreen VA Special Values Fund	18.62%	6.07%	7.86%
INVESCO VIF-Core Equity Fund	11.79%	-8.04%	-8.19%
INVESCO VIF-Technology Fund	34.17%	-32.01%	-41.01%
INVESCO VIF-Utilities Fund	6.74%	-19.62%	-19.29%
MFS® Emerging Growth Series	19.32%	-22.64%	-25.52%
MFS® High Income Series **	NA	NA	-6.58%
MFS® Investors Trust Series	11.35%	-11.62%	-12.05%
MFS® Research Series	13.87%	-14.59%	-17.40%
MFS® Total Return Series	5.61%	-0.94%	0.28%
Scudder VIT EAFE® Equity Index	22.40%	-12.61%	-13.21%
Scudder VIT Equity 500 Index Fund **	NA	NA	-3.34%
Scudder VIT Small Cap Index	35.29%	1.63%	0.11%
Strong Mid Cap Growth Fund II	23.25%	-22.29%	-27.46%
Strong Opportunity Fund II	26.00%	-5.73%	-5.25%
Franklin Real Estate Fund-Class 2 **	NA	NA	-4.65%
Franklin Zero Coupon Fund 2010-Class 2 **	NA	NA	-8.91%
Templeton Foreign Securities Fund-Class 2	21.28%	-7.97%	-7.08%
Templeton Global Asset Allocation Fund-Class 2	21.02%	0.04%	0.41%
Templeton Global Income Securities Fund-Class 2 **	NA	NA	-3.25%

*	The Variable Account commenced operations on November 6, 2000.
**	Inception Date of subaccount was 11/24/03.

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From time to time we may also disclose average annual total returns in a non-standard format in conjunction with the standard format described on the previous page. The only difference between the two methods is that the non-standard format assumes a withdrawal charge of 0%.

Non-Standard Average Annual Total Return

Subaccount	1 Year to 12/31/03	3 Years to 12/31/03	Inception* to 12/31/03
AIM V.I. Capital Appreciation Fund – Series I Shares	27.62%	-10.45%	-15.34%
AIM V.I. Core Equity Fund – Series I Shares	22.59%	-8.17%	-12.15%
AIM V.I. Government Securities Fund – Series I Shares **	NA	NA	0.31%
AIM V.I. Growth Fund – Series I Shares	29.32%	-16.99%	-20.99%
AIM V.I. International Growth Fund – Series I Shares	27.17%	-7.35%	-9.13%
AIM V.I. Premier Equity Fund – Series I Shares	23.24%	-10.01%	-11.28%
Alger American Balanced Portfolio – Class O Shares **	NA	NA	2.50%
Alger American Growth Portfolio – Class O Shares	33.18%	-8.62%	-11.62%
Alger American Income & Growth Portfolio – Class O Shares	27.94%	-9.86%	-10.51%
Alger American Leveraged AllCap Portfolio – Class O Shares	32.75%	-10.57%	-14.85%
Alger American MidCap Growth Portfolio – Class O Shares	45.64%	-2.38%	-5.07%
Alger American Small Capitalization Portfolio – Class O Shares	40.27%	-10.91%	-14.71%
Dreyfus VIF-Appreciation Portfolio – Initial Shares	19.39%	-4.36%	-5.89%
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	3.38%	4.89%	5.96%
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	24.15%	-12.83%	-15.51%
Evergreen VA Foundation Fund	14.06%	-2.96%	-4.11%
Evergreen VA Int’l Equity Fund (formerly Global Leaders prior to 12/05/03))	21.45%	-6.66%	-7.88%
Evergreen VA Special Values Fund	27.62%	8.53%	10.10%
INVESCO VIF-Core Equity Fund	20.79%	-4.80%	-5.06%
INVESCO VIF-Technology Fund	43.17%	-26.36%	-33.65%
INVESCO VIF-Utilities Fund	15.74%	-15.45%	-15.24%
MFS® Emerging Growth Series	28.32%	-18.17%	-20.77%
MFS® High Income Series **	NA	NA	2.42%
MFS® Investors Trust Series	20.35%	-8.13%	-8.64%
MFS® Research Series	22.87%	-10.87%	-13.53%
MFS® Total Return Series	14.61%	1.87%	2.89%
Scudder VIT EAFE® Equity Index	31.40%	-9.05%	-9.71%
Scudder VIT Equity 500 Index Fund **	NA	NA	5.66%
Scudder VIT Small Cap Index	44.29%	4.30%	2.72%
Strong Mid Cap Growth Fund II	32.25%	-17.86%	-22.46%
Strong Opportunity Fund II	35.00%	-2.64%	-2.32%
Franklin Real Estate Fund-Class 2 **	NA	NA	4.35%
Franklin Zero Coupon Fund 2010-Class 2 **	NA	NA	0.09%
Templeton Foreign Securities Fund-Class 2	30.28%	-4.74%	-4.03%
Templeton Global Asset Allocation Fund-Class 2	30.02%	2.79%	3.02%
Templeton Global Income Securities Fund-Class 2 **	NA	NA	5.75%

*	The Variable Account commenced operations on November 6, 2000.
**	Inception Date of subaccount was 11/24/03.

The performance information provided above reflects only the performance of a hypothetical $1000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

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Other Performance Data

We may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the withdrawal charge will be 0%.

CTR = {ERV/P} - 1

Where:

CTR =	the cumulative total return net of policy charges for the period.

ERV =	ending redeemable value of a hypothetical $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion of the period).

P =	a hypothetical initial payment of $1,000.

All non-standard performance data will be advertised only if the standard performance data is also disclosed.

Adjusted Historical Portfolio Performance Data

We may also disclose “historical” performance data for a portfolio, for periods before the applicable Subaccount of the Variable Account commenced operations. Such performance information will be calculated based on the performance of the portfolio and the assumption that the Subaccount was in existence for the same periods as those indicated for the portfolio, with a level of policy charges currently in effect.

This type of adjusted historical performance data may be disclosed on both an average annual total return and a cumulative total return basis. Moreover, it may be disclosed assuming that the policy is not surrendered (i.e., with no deduction for the withdrawal charge) and assuming that the policy is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable withdrawal charge).

Portfolio information, including historical daily net asset values and capital gains and dividends distributions regarding each portfolio, has been provided by that portfolio. The Subaccount adjusted historical performance data is derived from the data provided by the portfolios. We have no reason to doubt the accuracy of the figures provided by the portfolios. We have not verified these figures.

The charts on the following pages show adjusted historical performance data for the Subaccounts for the periods prior to the inception of the Subaccount, based on performance of the corresponding portfolios since their inception date, with a level of charges equal to those currently assessed under the policy. These figures are not an indication of future performance.

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Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

AVERAGE ANNUAL TOTAL RETURN

(With Withdrawal Charge)

Subaccount	1 Year to 12/31/03	5 Years to 12/31/03	10 Years to 12/31/03	Inception to 12/31/03	Portfolio Inception Date
AIM V.I. Capital Appreciation Fund – Series I Shares	18.62%	-3.93%	6.33%	7.62%	05/05/93
AIM V.I. Core Equity Fund – Series I Shares	13.59%	-4.79%	NA	7.74%	05/02/94
AIM V.I. Government Securities Fund – Series I Shares	-9.47%	2.08%	3.87%	3.88%	05/05/93
AIM V.I. Growth Fund – Series I Shares	20.32%	-12.36%	3.89%	4.54%	05/05/93
AIM V.I. International Growth Fund – Series I Shares	18.17%	-4.35%	3.41%	4.79%	05/05/93
AIM V.I. Premier Equity Fund – Series I Shares	14.24%	-6.77%	6.89%	7.74%	05/05/93
Alger American Balanced Portfolio – Class O Shares	8.30%	2.18%	9.02%	7.98%	09/05/89
Alger American Growth Portfolio – Class O Shares	24.18%	-5.23%	8.65%	11.81%	01/09/89
Alger American Income & Growth Portfolio – Class O Shares	18.94%	-1.65%	9.54%	9.06%	11/15/88
Alger American Leveraged AllCap Portfolio – Class O Shares	23.75%	-3.21%	NA	13.91%	01/25/95
Alger American MidCap Growth Portfolio – Class O Shares	36.64%	4.07%	11.16%	13.77%	05/03/93
Alger American Small Capitalization Portfolio – Class O Shares	31.27%	-8.64%	2.10%	8.83%	09/21/88
Dreyfus VIF-Appreciation Portfolio – Initial Shares	10.39%	-2.97%	9.67%	9.53%	04/05/93
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	-5.62%	3.15%	4.71%	6.37%	08/31/90
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	15.15%	-7.86%	6.64%	7.19%	10/07/93
Evergreen VA Foundation Fund	5.06%	-3.13%	NA	4.38%	03/01/96
Evergreen VA International Equity Fund (Historical)	20.43%	1.76%	NA	0.25%	03/06/97
Evergreen VA Special Values Fund	18.62%	9.84%	NA	7.85%	05/01/98
INVESCO VIF-Core Equity Fund	11.79%	-1.47%	NA	8.84%	08/10/94
INVESCO VIF-Technology Fund	34.17%	-7.17%	NA	0.21%	05/21/97
INVESCO VIF-Utilities Fund	6.74%	-8.09%	NA	2.80%	01/03/95
MFS® Emerging Growth Series	19.32%	-7.53%	NA	5.53%	07/24/95
MFS® High Income Series	7.23%	1.14%	NA	4.10%	07/26/95
MFS® Investors Trust Series	11.35%	-6.31%	NA	5.64%	10/09/95
MFS® Research Series	13.87%	-6.06%	NA	5.00%	07/26/95
MFS® Total Return Series	5.61%	2.79%	NA	9.47%	01/03/95
Scudder VIT EAFE® Equity Index	22.40%	-6.98%	NA	-3.56%	08/22/97
Scudder VIT Equity 500 Index Fund	17.30%	-4.23%	NA	1.10%	10/01/97
Scudder VIT Small Cap Index	35.29%	3.58%	NA	3.07%	08/25/97
Strong Mid Cap Growth Fund II	23.25%	-4.59%	NA	4.29%	12/31/96
Strong Opportunity Fund II	26.00%	3.86%	10.14%	11.96%	05/08/92
Franklin Real Estate Fund-Class 2	24.80%	10.27%	9.84%	9.55%	01/24/89
Franklin Zero Coupon Fund 2010-Class 2	-7.13%	3.52%	6.87%	8.86%	03/14/89
Templeton Foreign Securities Fund-Class 2	21.28%	-1.45%	5.03%	7.01%	08/24/88
Templeton Global Asset Allocation Fund-Class 2	21.02%	3.93%	7.58%	8.66%	05/01/92
Templeton Global Income Securities Fund-Class 2	11.65%	5.33%	5.29%	6.15%	01/24/89

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Adjusted (Hypothetical) Historic Performance Data

(for Periods before the Variable Subaccounts commenced operations)

NON-STANDARD AVERAGE ANNUAL TOTAL RETURN

(Assumes no Surrender, and no Withdrawal Charge)

Subaccount	1 Year to 12/31/03	5 Years to 12/31/03	10 Years to 12/31/03	Inception to 12/31/03	Portfolio Inception Date
AIM V.I. Capital Appreciation Fund – Series I Shares	27.62%	-2.12%	6.33%	7.62%	05/05/93
AIM V.I. Core Equity Fund – Series I Shares	22.59%	-2.92%	NA	7.85%	05/02/94
AIM V.I. Government Securities Fund	-0.47%	3.51%	3.87%	3.88%	05/05/93
AIM V.I. Growth Fund – Series I Shares	29.32%	-9.80%	3.89%	4.54%	05/05/93
AIM V.I. International Growth Fund – Series I Shares	27.17%	-2.51%	3.41%	4.79%	05/05/93
AIM V.I. Premier Equity Fund – Series I Shares	23.24%	-4.74%	6.89%	7.74%	05/05/93
Alger American Balanced Portfolio – Class O Shares	17.30%	3.61%	9.02%	7.98%	09/05/89
Alger American Growth Portfolio – Class O Shares	33.18%	-3.33%	8.65%	11.81%	01/09/89
Alger American Income & Growth Portfolio – Class O Shares	27.94%	0.00%	9.54%	9.06%	11/15/88
Alger American Leveraged AllCap Portfolio – Class O Shares	32.75%	-1.45%	NA	14.07%	01/25/95
Alger American MidCap Growth Portfolio – Class O Shares	45.64%	5.40%	11.16%	13.77%	05/03/93
Alger American Small Capitalization Portfolio – Class O Shares	40.27%	-6.45%	2.10%	8.83%	09/21/88
Dreyfus VIF-Appreciation Portfolio – Initial Shares	19.39%	-1.23%	9.67%	9.53%	04/05/93
Dreyfus VIF-Quality Bond Portfolio – Initial Shares	3.38%	4.53%	4.71%	6.37%	08/31/90
The Dreyfus Socially Responsible Growth Fund, Inc. – Initial Shares	24.15%	-5.74%	6.64%	7.19%	10/07/93
Evergreen VA Foundation Fund	14.06%	-1.38%	NA	4.94%	03/01/96
Evergreen VA International Equity Fund (Historical)	29.43%	3.21%	NA	1.68%	03/06/97
Evergreen VA Special Values Fund	27.62%	10.92%	NA	8.82%	05/01/98
INVESCO VIF-Core Equity Fund	20.79%	0.17%	NA	8.95%	08/10/94
INVESCO VIF-Technology Fund	43.17%	-5.11%	NA	1.23%	05/21/97
INVESCO VIF-Utilities Fund	15.74%	-5.95%	NA	3.15%	01/03/95
MFS® Emerging Growth Series	28.32%	-5.44%	NA	5.85%	07/24/95
MFS® High Income Series	16.23%	2.63%	NA	4.45%	07/26/95
MFS® Investors Trust Series	20.35%	-4.32%	NA	5.97%	10/09/95
MFS® Research Series	22.87%	-4.09%	NA	5.33%	07/26/95
MFS® Total Return Series	14.61%	4.18%	NA	9.69%	01/03/95
Scudder VIT EAFE® Equity Index	31.40%	-4.93%	NA	-2.27%	08/22/97
Scudder VIT Equity 500 Index Fund	26.30%	-2.40%	NA	2.13%	10/01/97
Scudder VIT Small Cap Index	44.29%	4.93%	NA	3.98%	08/25/97
Strong Mid Cap Growth Fund II	32.25%	-2.74%	NA	5.05%	12/31/96
Strong Opportunity Fund II	35.00%	5.20%	10.14%	11.96%	05/08/92
Franklin Real Estate Fund-Class 2	33.80%	11.33%	9.84%	9.55%	01/24/89
Franklin Zero Coupon Fund 2010-Class 2	1.87%	4.87%	6.87%	8.86%	03/14/89
Templeton Foreign Securities Fund-Class 2	30.28%	0.19%	5.03%	7.01%	08/24/88
Templeton Global Asset Allocation Fund-Class 2	30.02%	5.27%	7.58%	8.66%	05/01/92
Templeton Global Income Securities Fund-Class 2	20.65%	6.60%	5.29%	6.15%	01/24/89

The performance information provided on the previous page reflects only the performance of a hypothetical $1,000 payment which is allocated to the stated Subaccount during the time period on which the calculations are based. Performance information provided for any given past period is not an indication or representation of future yields or rates of return.

14

Federal Tax Matters

Taxation of United Investors

United Investors is taxed as a life insurance company under Part 1 of Subchapter L of the Internal Revenue Code of 1986 (the “Code”). Since the Variable Account is not an entity separate from United Investors and its operations form a part of United Investors, it will not be taxed separately as a “regulated investment company” under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Variable Account are reinvested and taken into account in determining the Policy Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing Federal income tax law, United Investors believes that Variable Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

Tax Status of the Policies

Section 817(h) of the Code provides that the investments of the Variable Account must be “adequately diversified” in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under Section 72 of the Code. The Variable Account, through each Portfolio of the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. Section 1.817-5, which affect how the Portfolios’ assets may be invested. United Investors does not control any of the Funds or their Portfolios’ investments. However, it has entered into an agreement regarding participation in each Fund, which requires each participating Portfolio of the Funds to be operated in compliance with the diversification requirements prescribed by the Treasury.

In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policy, we believe that the owner of a policy should not be treated as the owner of the assets of the Variable Account. We reserve the right to modify the policy to bring it into conformity with applicable standards should such modification be necessary to prevent the owner of a policy from being treated as the owner of the underlying assets of the Variable Account.

15

Required Distributions

In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any nonqualified Policy to provide that (a) if any Owner dies on or after the annuity benefit date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner’s death; and (b) if any Owner dies prior to the annuity benefit date, the entire interest in the Policy will be distributed within five years after the date of that Owner’s death.

These requirements will be considered satisfied as to any portion of the Owner’s interest that is payable as annuity payments which will begin within one year of that Owner’s death and which will be made over the life of the Owner’s designated Beneficiary or over a period not extending beyond his life expectancy. See “Required Distributions” in the prospectus.

If the Owner’s designated Beneficiary is the surviving spouse of the Owner, the Policy may be continued with the surviving spouse as the new Owner and no distributions will be required.

Addition, Deletion or Substitution of Investments

United Investors reserves the right, subject to compliance with applicable law, to make additions to, deletions from, or substitutions for, the shares that are held by the Variable Account (or any Subaccount) or that the Variable Account (or any Subaccount) may purchase. United Investors reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Funds or any other investment vehicle or of another open-end, registered investment company if laws or regulations are changed, if the shares of any of the funds or a Portfolio are no longer available for investment, or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Subaccount. United Investors will not substitute any shares attributable to a Policyowner’s interest in a Subaccount of the Variable Account without notice and prior approval of the U.S. Securities and Exchange Commission and the insurance regulator of the state where the Policy was delivered, where required. Nothing contained herein shall prevent the Variable Account from purchasing other securities for other series or classes of policies, or from permitting a conversion between series or classes of policies on the basis of requests made by Policyowners.

United Investors also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in a new Portfolio, or in shares of another investment company or suitable investment, with a specified investment objective. New Subaccounts may be established when, in the sole discretion of United Investors, marketing needs or investment conditions warrant, and any new Subaccount will be made available to existing Policyowners on a basis to be determined by United Investors. United Investors may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, United Investors may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed by United Investors to be in the best interests of persons having voting rights under the Policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940, it may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other United Investors separate accounts.

16

Distribution of the Policy

United Securities Alliance, Inc., Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado, is the principal underwriter of the policies. United Securities Alliance, Inc. is a corporation organized under the laws of the state of Nevada in 1994. The underwriter is registered as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. The policies are not available in all states.

The policies are offered to the public through broker-dealers (“selling firms”) licensed under the federal securities laws and state insurance laws. United Investors and the underwriter may enter into written sales agreements with various broker-dealers to aid in the sale of the policies. Commissions are paid to the selling firms under their respective agreements with United Securities or United Investors.

We may pay the selling firms additional amounts for: (1) “preferred product” treatment of the policies in its marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the policies; (3) costs associated with sales conferences and educational seminars for its sales representatives; and (4) other sales expenses incurred by a selling firm. We may make bonus payments to a selling firm based on aggregate sales or persistency standards. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

The following sales compensation was paid with respect to the policies during the periods indicated:

Fiscal year	Aggregate Amount of Commissions Paid *
2001	$1,159,212.00
2002	$1,311,058.09
2003	$216,151.94

*	Includes sales compensation paid to registered persons of United Securities Alliance, Inc. or to other selling firms. We have no information as to the amount retained by the principal underwriter.

The offering of the Policies is continuous, and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

Safekeeping of Variable Account Assets

United Investors holds the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from United Investors’ general account. United Investors maintains records of all purchases and redemptions of Fund shares by each of the Subaccounts.

17

State Regulation

United Investors is subject to regulation by the Missouri Department of Insurance. An annual statement is filed with the Missouri Department of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of United Investors as of December 31 of the preceding year. Periodically, the Missouri Department of Insurance or other authorities examine the liabilities and reserves of United Investors and the Variable Account, and a full examination of United Investors’ operations is conducted periodically by the Missouri Department of Insurance.

In addition, United Investors is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. Generally, the insurance department of any other state applies the laws of the state of domicile in determining permissible investments. A Policy is governed by the law of the state in which it is delivered. The values and benefits of each Policy are at least equal to those required by such state.

Records and Reports

All records and accounts relating to the Variable Account will be maintained by United Investors. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to Owners at their last known address of record.

Legal Matters

Legal advice regarding certain matters relating to Federal securities laws has been provided by Sutherland Asbill & Brennan LLP of Washington, D.C.

Experts

The balance sheets of United Investors Life Insurance Company as of December 31, 2003 and 2002 and the related statements of operations, comprehensive income, shareholders’ equity, and cash flows for each of the three years in the period ended December 31, 2003 and the balance sheets of the portfolios of Titanium Annuity Variable Account as of December 31, 2003 and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2003 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. Deloitte & Touche LLP is located at JP Morgan Chase Tower, 2200 Ross Avenue, Suite 1600, Dallas, Texas 75201-6778.

Potential Conflicts of Interest

In addition to the Variable Account, the portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Although neither we nor the portfolios currently foresee any such disadvantages, either to variable life insurance policy owners or to

18

variable annuity contract owners, each portfolio’s Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take. This action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in Federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a portfolio’s Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code. As a result, there is a possibility that a material conflict may arise between the interests of owners of this policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the portfolio as an investment option under the policies or replacing the portfolio with another portfolio.

Other Information

A Registration Statement has been filed with the U.S. Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the prospectus or this Statement of Additional Information. Statements contained in the prospectus or this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the documents themselves or to the instruments filed with the U.S. Securities and Exchange Commission.

Financial Statements

The financial statements of United Investors, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of United Investors to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

19

INDEPENDENT AUDITORS’ REPORT

The Board of Directors of

United Investors Life Insurance Company

Birmingham, Alabama

We have audited the accompanying balance sheets of United Investors Life Insurance Company (“United Investors”) as of December 31, 2003 and 2002, and the related statements of operations, comprehensive income, shareholders’ equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of United Investors’ management. Our responsibility is to express an opinion on the financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of United Investors as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As described in Note 1 to the financial statements, United Investors changed its method of accounting for an embedded derivative in a modified coinsurance agreement as required by new accounting guidance which became effective on October 1, 2003 and recorded the impact as a change in accounting principle. In addition, as described in Note 1 to the financial statements, United Investors changed its method of accounting for goodwill in 2002, in accordance with Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets.

DELOITTE & TOUCHE LLP

Dallas, Texas

April 29, 2004

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

DECEMBER 31, 2003 AND 2002

(Dollar amounts in thousands expect per share data)

	2003	2002
ASSETS
INVESTMENTS:
Fixed maturities-available for sale, at fair value (amortized cost: 2003 - $799,801; 2002 - $715,754)	$861,965	$746,510
Preferred stock of affiliate, at fair value which approximates cost	240,412	240,412
Policy loans	24,058	23,107
Other long-term investments	13,837	—
Short term investments	7,441	10,284

Total investments	1,147,713	1,020,313
Accrued investment income (includes amounts from affiliates: 2003 - $477; 2002 - $477)	14,974	13,353
Receivables	6,595	9,667
Due from affiliate (includes funds withheld on reinsurance: 2003 - $376,310; 2002 - $266,602)	379,096	266,602
Deferred acquisition costs	243,976	266,707
Value of insurance purchased	1,509	1,574
Goodwill	26,628	26,628
Property and equipment	201	278
Other assets	1,340	2,453
Separate account assets	1,693,900	1,656,795

Total assets	$3,515,932	$3,264,370

(continued)

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEETS

DECEMBER 31, 2003 AND 2002

(Dollar amounts in thousands expect per share data)

	2003	2002
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES:
Future policy benefits (includes reserves assumed from affiliates: 2003 - $381,364: 2002 - $276,743)	$957,743	$837,455
Unearned and advance premiums	2,162	2,317
Other policy benefits	10,456	8,889

Total policy liabilities	970,361	848,661
Accrued income taxes	135,221	110,193
Other liabilities	14,254	13,670
Due to affiliates	3	507
Separate account liabilities	1,693,900	1,656,795

Total liabilities	2,813,739	2,629,826
SHAREHOLDERS’ EQUITY:
Common stock, par value $6 per share authorized, issued and outstanding: 500,000 shares	3,000	3,000
Additional paid in capital	351,476	351,408
Accumulated other comprehensive income	34,981	17,074
Retained earnings	312,736	263,062

Total shareholders’ equity	702,193	634,544

Total liabilities and shareholders’ equity	$3,515,932	$3,264,370

(concluded)

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

(Dollar amounts in thousands)

	2003	2002	2001
REVENUE:
Premium income	$83,724	$86,357	$86,958
Policy charges and fees	53,452	61,845	82,445
Net investment income (includes amounts from affiliates (2003 - $16,281; 2002 - $16,109; 2001 - $16,385)	71,701	66,213	64,313
Realized investment gains (losses)	(3,262)	(8,061)	320
Other income	26,843	14,380	23,302

Total revenue	232,458	220,734	257,338
BENEFITS AND EXPENSES:
Policy benefits:
Individual life	67,430	67,228	67,130
Annuity	31,661	28,646	28,473

Total policy benefits	99,091	95,874	95,603
Amortization of deferred acquisition costs and value of insurance purchased	32,262	40,021	55,597
Commissions and premium taxes	6,589	6,855	8,611
Other operating expenses	8,285	10,584	10,029

Total benefits and expenses	146,227	153,334	169,840

Income before income taxes and cumulative effect of change in accounting principles	86,231	67,400	87,498
Income taxes	22,703	14,266	20,473

Net income before the cumulative effect of change in accounting principles	63,528	53,134	67,025
Cumulative effect of change in accounting principles (less applicable income tax benefit of $7,025 in 2003 and income tax benefit of $2,156 in 2001	13,046	—	(4,004)

Net income	$76,574	$53,134	$63,021

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

(Dollar amounts in thousands)

	2003	2002	2001
Net income	$76,574	$53,134	$63,021
Other comprehensive income:
Unrealized investment gains:
Unrealized investment gains on securities:
Unrealized holding gains arising during period	32,597	18,557	19,297
Reclassification adjustment for gains (losses) on securities included in net income	(2,972)	8,061	(441)
Reclassification adjustment for change in accounting principle	—	—	6,160
Reclassification adjustment for amortization of premium	1,782	586	91

	31,407	27,204	25,107
Unrealized gains on other investments	—	—	(9)
Unrealized (losses), adjustment to deferred acquisition costs	(3,858)	(3,766)	(6,430)

Total unrealized gains	27,549	23,438	18,668
Applicable income tax	(9,642)	(8,203)	(6,533)

Other comprehensive income	17,907	15,235	12,135

Comprehensive income	$94,481	$68,369	$75,156

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF SHAREHOLDERS’ EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

(Dollar amounts in thousands)

	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Shareholders’ Equity
Year Ended December 31, 2001
Balance at January 1, 2001	$3,000	$350,762	$(10,296)	$222,707	$566,173
Comprehensive income			12,135	63,021	75,156
Dividends				(30,000)	(30,000)
Exercise of stock options		609			609

Balance at December 31, 2001	3,000	351,371	1,839	255,728	611,938
Year Ended December 31, 2002
Comprehensive income			15,235	53,134	68,369
Dividends				(45,800)	(45,800)
Exercise of stock options		37			37

Balance at December 31, 2002	3,000	351,408	17,074	263,062	634,544
Year Ended December 31, 2003
Comprehensive income			17,907	76,574	94,481
Dividends				(26,900)	(26,900)
Exercise of stock options		68			68

Balance at December 31, 2003	$3,000	$351,476	$34,981	$312,736	$702,193

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2003, 2002, AND 2001

(Dollar amounts in thousands)

	2003	2002	2001
OPERATING ACTIVITIES:
Net income	$76,574	$53,134	$63,021
Adjustment to reconcile net income to cash provided from operations:
Increase in future policy benefits	104,166	9,382	(10,632)
Increase in other policy liabilities	1,412	752	688
Deferral of policy acquisition costs	(13,324)	(23,270)	(44,350)
Amortization of deferred acquisition costs and value of insurance purchased	32,262	40,021	55,597
Change in accrued income taxes	15,277	(4,212)	34,661
Depreciation	93	90	100
Realized (gains) losses on sale of investments and properties	3,262	8,061	(320)
Change in accounting principle	(20,071)	—	6,160
Change in funds withheld on reinsurance	(109,708)	7,614	10,543
Other accruals and adjustments	(1,126)	3,384	1,693

Cash provided from operations	88,817	94,956	117,161
INVESTING ACTIVITIES:
Investments sold or matured:
Fixed maturities available for sale-sold	36,156	101,100	163,665
Fixed maturities available for sale-matured, called and repaid	60,741	32,724	38,743

Total investments sold or matured	96,897	133,824	202,408
Acquisition of investments:
Fixed maturities-available for sale	(179,755)	(212,898)	(270,083)
Net increase in policy loans	(951)	(1,416)	(423)

Total acquistion of investments	(180,706)	(214,314)	(270,506)
Net decrease in short-term investments	2,843	7,284	6,805
Net change in payable of receivable for securities	2,943	98	(26,940)
Funds loaned to affiliates	(106,000)	(65,700)	(108,700)
Funds repaid by affiliates	106,000	65,700	108,700
Funds borrowed from affiliates	112,000	71,500	45,600
Funds repaid to affiliates	(112,000)	(71,500)	(45,600)
Disposition of property and equipment	—	—	11
Additions of properties	(16)	(8)	(149)

Cash used for investment activities	(78,039)	(73,116)	(88,371)

FINANCING ACTIVITIES:
Cash dividends paid to shareholders	(26,900)	(45,800)	(30,000)
Net receipts (disbursements) from deposit product operations	16,122	23,960	(20,429)

Cash used for financing activities	(10,778)	(21,840)	(50,429)

INCREASE (DECREASE) IN CASH:
Cash at beginning of year	—	—	(21,639)
Cash at end of year	—	—	21,639

	$—	$—	$—

See notes to financial statements.

UNITED INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2003 AND 2002 AND FOR THE YEARS ENDED

DECEMBER 31, 2003, 2002, AND 2001

(Dollar amounts in thousands except per share data)

l.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Description of Business—United Investors is a life insurer licensed in 49 states. United Investors offers a full range of life, annuity, and variable products through its agents and is subject to competition from other insurers throughout the United States. United Investors is subject to regulation by the insurance department of states in which it is licensed, and undergoes periodic examinations by those departments.

Estimates—In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

The estimates susceptible to significant change are those used in determining deferred acquisition costs, value of insurance purchased, the liabilities for policy reserves, losses, and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

Basis of Presentation—The accompanying financial statements include the accounts of United Investors, an indirect wholly owned subsidiary of Torchmark Corporation (“TMK”). United Investors is owned by Liberty National Life Insurance Company (“Liberty National”) (81.18%) and TMK (18.82%). Liberty National is a wholly-owned TMK subsidiary. The financial statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

Investments—United Investors classifies all of its fixed maturity investments, which include bonds and redeemable preferred stocks, as available for sale. Investments classified as available for sale are carried at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Investments in equity securities, which include common and non-redeemable preferred stocks, are reported at fair value with unrealized gains and losses, net of deferred taxes, reflected directly in accumulated other comprehensive income. Policy loans are carried at unpaid principal balances. Short-term investments include investments in certificates of deposit and other interest-bearing time deposits with original maturities within twelve months. Other long-term investments consist of investments in mutual funds which are carried at fair value. If a decline in the fair market value of an investment is deemed other than temporary, such impairment is treated as a realized loss and the investment’s cost basis is adjusted to fair market value. Investment income on other-than-temporarily impaired investments which are past due is not recorded until received.

Gains and losses realized on the disposition of investments are recognized as revenue and are determined on a specific identification basis. Realized investment gains and losses and investment income attributable to separate accounts are credited to the separate accounts and have no effect on United Investors’ net income. Investment income attributable to other insurance policies and products is included in United Investors’ net investment income. Net investment income for the years ended December 31, 2003, 2002, and 2001 included approximately $35,211, $34,521, and $35,461, respectively, which was allocable to policyholder reserves or accounts. Realized investment gains and losses are not allocated to insurance policyholders’ liabilities.

Determination of Fair Values of Financial Instruments—Fair values for cash, short-term investments, receivables and payables approximates carrying value. Fair values for investment securities are based on quoted market prices, where available. Otherwise, fair values are based on quoted market prices of comparable instruments with similar maturities. Fair value of future benefits for universal life, current interest products, and annuity products are based on the fund value. Policy loans are an integral part of the life insurance policies which United Investors has in force and cannot be valued separately.

Cash—Cash consists of balances on hand and on deposit in banks and financial institutions.

Recognition of Revenue and Related Expenses—Premiums for insurance contracts, which are not defined as universal life-type contracts according to the Financial Accounting Standards Board’s Statement of Financial Accounting Standards (“SFAS”) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, are recognized as revenue over the premium-paying period of the policy. Premiums for limited-payment life insurance contracts as defined by SFAS No. 97 are recognized over the contract period. Premiums for universal life-type and annuity contracts are added to the policy account value, and revenues from such products are recognized as charges to the policy account value for mortality, administration, and surrenders (retrospective deposit method). The related benefits and expenses are matched with revenues by means of the provision for future policy benefits and the amortization of deferred acquisition costs in a manner which recognizes profits as they are earned over the same period.

Future Policy Benefits—The liability for future policy benefits for universal life-type products according to SFAS No. 97 is represented by policy account value. Annuity contracts are accounted for as deposit contracts. The liability for future policy benefits for other products is provided on the net level premium method based on estimated investment yields, mortality, persistency, and other assumptions which were appropriate at the time the policies were issued. Assumptions used are based on United Investors’ experience as adjusted to provide for possible adverse deviation. These estimates are periodically reviewed and compared with actual experience. If it is determined that future expected experience differs significantly from that assumed, the estimates are revised.

Deferred Acquisition Costs and Value of Insurance Purchased—The costs of acquiring new insurance business are deferred. Such costs consist of sales commissions, underwriting expenses, and certain other selling expenses. The costs of acquiring new business through the purchase of other companies and blocks of insurance business are also deferred and recorded as value of insurance purchased.

Deferred acquisition costs and the value of life insurance purchased, for policies other than universal life-type policies, according to SFAS No. 97, are amortized with interest over an estimate of the premium-paying period of the policies in a manner which charges each year’s operations in proportion to the receipt of premium income. For limited-payment contracts, acquisition costs are amortized over the contract period. For universal life-type policies, acquisition costs are amortized with interest in proportion to estimated gross profits. The assumptions used as to interest, persistency, morbidity, and mortality are consistent with those used in computing the liability for future policy benefits and expenses. If it is determined that future experience differs significantly from that previously assumed, the estimates are revised. Deferred acquisition costs are subject to periodic recoverability and loss recognition testing to insure that the present value of future contract-related cash flows will support the capitalized deferred acquisition cost asset. Deferred acquisition costs are adjusted to reflect the amounts associated with unrealized investment gains and losses pertaining to universal life-type products.

Separate Accounts—Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of United Investors. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Investments (stated at estimated fair value) and liabilities of the separate accounts are reported separately as assets and liabilities. Deposits to separate accounts, investment income, and realized and unrealized gains and losses on the investments of the separate accounts accrue directly to contract holders and, accordingly, are not reflected in the Company’s Statements of Operations and Cash Flows. Fees are charged to the deposit balance for insurance risk, administration, and surrender. There is also a sales charge and an investment management fee. These fees and charges are included in premium revenues.

Embedded Derivative—In April 2003, the FASB issued SFAS No. 133 Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (“Issue B36”). It was effective for United Investors as of October 1, 2003. Issue B36 concluded that certain modified coinsurance agreements include an embedded derivative. United Investors has such an agreement. United Investors’ “Due from Affiliates” includes funds withheld on reinsurance agreements. These amounts represent funds contractually withheld by a ceding Torchmark affiliated insurance carrier in accordance with an annuity reinsurance agreement. This agreement is written on a modified-coinsurance, funds-withheld basis, with assets equal to the net statutory reserves being withheld and legally owned by the ceding company. Income on the assets accrues to United Investors as defined by the treaty terms. United Investors, as the assuming company, assumes the credit and interest-rate risk for the changes in the fair value of these assets, even though they are owned by the ceding company. Therefore, in accordance with Issue B36, this exchange of risk is considered to be an embedded derivative. This derivative must be measured at fair value and is carried as an “Other Invested Asset” on the balance sheet. Changes in the value of this asset are reported in income (realized investment gains (losses)), although it is a noncash adjustment. The fair value of this instrument is affected by changes in the cash flows of the underlying annuity contracts, changes in interest rates, and changes in credit risks of the assets held by the ceding company.

Upon adoption of Issue B36 at October 1, 2003, United Investors recorded an asset in the amount of $20,071 for this embedded derivative. The establishment of this asset has been recorded as an after-tax cumulative effect of a change in accounting principle of $13,046 in the 2003 Statement of Operations. In the fourth quarter of 2003, United Investors recorded the change in the fair value of this derivative and has reflected this decrease of $6,324 as a component of realized investment gains.

Asset-Backed Securities—United Investors adopted new accounting guidance, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets (“EITF 99-20”), effective April 1, 2001. EITF 99-20 changed the method of accounting for most of United Investors’ asset-backed securities, and also set forth specific new rules regarding the impairment of asset-backed securities. Future impairments, if any, are to be recognized as a component of realized investment losses. On initial application of this standard, impairments were recognized as a change in accounting principle. Reversals of impairment charges recognized subsequent to adoption of EITF 99-20 are prohibited.

In accordance with this guidance, in 2001, United Investors evaluated the expected cash flows on its asset-backed securities under EITF 99-20. As a result, United Investors determined that these assets were impaired by $6.1 million, or $4.0 million after tax. This impairment charge was recorded as a cumulative effect of a change in accounting principle in the second quarter of 2001.

Income Taxes—Income taxes are accounted for under the asset and liability method. Under the asset and liability method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement book values and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

Interest Expense—Interest expense includes interest on borrowed funds not used in the production of investment income. Interest expense relating to the production of investment income is deducted from investment income.

Property and Equipment—Property and equipment is reported at cost less allowances for depreciation. Depreciation is recorded primarily on the straight-line method over the estimated useful lives of these assets which range from three to ten years. Ordinary maintenance and repairs are charged to income as incurred. Impairments, if any, are accounted for in accordance with SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets.

Goodwill—The excess cost of businesses acquired over the fair value of their net assets is reported as goodwill. Effective January 1, 2002, United Investors adopted SFAS No. 142, Goodwill and Other Intangible Assets. SFAS No.142 changed the accounting for goodwill from an amortization method to an impairment method. Accordingly, the Company ceased amortizing goodwill in 2002 and continues to carry it at the December 31, 2001 balance of $26,628. Restatement of prior year results to exclude the amortization of goodwill for comparability is not permitted. Goodwill amortization was $946 in 2001. Goodwill is subject to impairment testing upon implementation and annually thereafter based on the procedures outlined in SFAS No. 142.

In accordance with SFAS No. 142, United Investors has tested goodwill as of January 1, 2002 and annually thereafter for impairment. As a result of these tests, United Investors determined that there was no goodwill impairment.

The pro forma effect of the adoption of SFAS No. 142 on reported earnings is as follows:

Reported net income	$76,574	$53,134	$63,021
Add: amortization of goodwill	—	—	946

Adjusted net income	$76,574	$53,134	$63,967

Guaranteed Minimum Policy Benefits—The American Institute of Certified Public Accountants issued Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contract and for Separate Accounts (“SOP 03-1”). This Statement is effective for United Investors beginning January 1, 2004. This Statement covers various aspects of accounting for nontraditional product features in order to increase uniformity in practice. The primary issue affecting United Investors is the accounting for policy liabilities for certain guaranteed minimum death benefits. United Investors has determined that this accounting change will result in a charge to earnings of $7,163 net of tax in 2004 to establish the required additional liability. This change will be recorded as the cumulative effect of a change in accounting principle.

In future periods, United Investors does not believe that the provision for guaranteed minimum death benefits will have a material impact on its operations. However, the liability for guaranteed minimum policy benefits is highly dependent on the performance of financial markets, whereby poor market performance in the future could increase United Investors’ obligations.

Stock Options—Certain employees of United Investors have been granted options to buy shares of TMK common stock, generally at the market value of the stock on the date of grant, under the provisions of various TMK stock option plans. United Investors accounts for employee stock options in accordance with SFAS No. 123, Accounting for Stock-Based Compensation, as amended by SFAS No. 148, Accounting for Stock-Based Compensation – Transition, which defines a “fair value method” of measuring and accounting for compensation expense from employee stock options. This standard also allows accounting for such options under the “intrinsic value method” in accordance with Accounting Principles Board (“APB”) Opinion No. 25, Accounting for Stock Issued to Employees (“APB 25”) and related interpretations. If a company elects to use the intrinsic value method, then pro forma disclosures of earnings are required as if the fair value method of accounting was applied.

United Investors has elected to account for employee stock options under the intrinsic value method as outlined in APB 25, and has therefore computed the required pro forma earnings disclosures utilizing the fair value method. The fair value method requires the use of an option valuation model, such as the Black-Scholes option valuation model, to value employee stock options. Compensation expense is based on these values. The expense is then reflected as a charge to pro forma earnings over the option vesting period. Under the intrinsic value method, compensation expense for United Investors’ employee option grants under the TMK stock options plans is only recognized if the exercise price of the employee stock option is less than the market price of the underlying common stock on the date of grant.

United Investors’ pro forma earnings information is presented in the following table. The effects of applying SFAS No. 123 in the pro forma disclosures are not necessarily indicative of future amounts.

	For the Year Ended December 31,
	2003	2002	2001
Net income as reported	$76,574	$53,134	$63,021
After tax effect of stock-based compensation, fair value method	(98)	(100)	(231)

Pro forma net income	$76,476	$53,034	$62,790

Reclassifications—Certain amounts in the financial statements presented have been reclassified from amounts previously reported in order to be comparable between years. These reclassifications have no effect on previously reported shareholders’ equity or net income during the periods involved.

2.	STATUTORY ACCOUNTING

United Investors is required to file statutory financial statements with state insurance regulatory authorities. Accounting principles used to prepare these statutory financial statements differ from GAAP. Net income and shareholders’ equity on a statutory basis for United Investors were as follows:

Net Income Year Ended December 31,			Shareholders’ Equity at December 31,
2003	2002	2001	2003	2002
$63,047	$18,452	$38,769	$206,276	$158,234

Regulatory restrictions exist on the transfer of funds from insurance companies. In the absence of special approval, these restrictions generally limit the payment of dividends by stock life insurance companies in any one year to an amount equal to the greater of statutory net gain from operations from the previous year or 10% of surplus as regards to policy holders reported for the previous year. Additionally, insurance companies are not permitted to distribute the excess of shareholders’ equity as determined on a GAAP basis over that determined on a statutory basis. Restricted net assets at December 31, 2003 in compliance with all regulations were $495,917. Without formal regulatory approval, United Investors can pay its stockholders dividends of approximately $64.0 million in 2004, which represents net income on a statutory basis before realized gains and losses.

The State of Missouri requires that a risk based capital formula be applied to all life and health insurers. The risk-based capital (“RBC”) formula is a threshold formula rather than a target capital formula. It is designed only to identify companies that require regulatory attention and is not to be used to rate or rank companies that are adequately capitalized. United Investors exceeded the minimum RBC requirements as of December 31, 2003 and 2002.

3.	INVESTMENTS

Investment income is summarized as follows:

	Year Ended December 31,
	2003	2002	2001
Fixed maturities	$53,899	$48,937	$46,336
Policy loans	1,654	1,571	1,561
Other long-term investments	2,009	43	114
Short-term investments	181	212	1,057
Interest and dividends from affiliates	16,281	16,106	16,385

	74,024	66,869	65,453
Less investment expense	(2,323)	(656)	(1,140)

Net investment income	$71,701	$66,213	$64,313

Analysis of gains (losses) from investments:
Realized investment gains (losses):
Fixed maturities	$2,972	$(8,061)	$320
Change in derivative value	(6,234)	—	—

	$(3,262)	$(8,061)	$320

Analysis of change in unrealized gains:
Net change in unrealized investment gains on fixed maturities available for sale before tax	$31,407	$27,204	$25,107
Net change in unrealized gains on equity securities	—	—	—
Net change in unrealized investment gains on short-term investments before tax	—	—	(9)
Adjustment for deferred acquisition costs	(3,858)	(3,766)	(6,430)
Applicable tax	(9,642)	(8,203)	(6,533)

Net change in unrealized gains on investments available for sale	$17,907	$15,235	$12,135

A summary of fixed maturities available for sale by amortized cost, gross unrealized gains and losses, fair value and carrying value at December 31, 2003 and 2002 as follows:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2003:
Fixed maturities available for sale:
Bonds:
U.S. Government direct obligations and agencies	$5,466	$319	$(1)	$5,784
GNMA’s	11,783	1,050	—	12,833
Other mortgage-backed securities	5,411	689	—	6,100
States, municipalities and political subdivisions	—	—	—	—
Foreign governments	1,273	339	—	1,612
Public utilities	109,757	8,252	(476)	117,533
Industrial and miscellaneous	542,590	43,167	(2,198)	583,559
Asset-backed securities	5,978	171	(135)	6,014
Redeemable preferred stocks	117,543	11,866	(879)	128,530

Total fixed maturities	$799,801	$65,853	$(3,689)	$861,965

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2002:
Fixed maturities available for sale:
Bonds:
U.S. Government direct obligations and agencies	$13,054	$622	$—	$13,676
GNMA’s	20,809	1,875	—	22,684
Other mortgage-backed securities	6,546	809	—	7,355
States, municipalities and political subdivisions	539	12	—	551
Foreign governments	1,416	177	(12)	1,581
Public utilities	102,961	5,494	(4,884)	103,571
Industrial and miscellaneous	486,463	33,677	(8,779)	511,361
Asset-backed securities	1,243	196	—	1,439
Redeemable preferred stocks	82,723	4,287	(2,718)	84,292

Total fixed maturities	$715,754	$47,149	$(16,393)	$746,510

A schedule of fixed maturities by contractual maturity at December 31, 2003 is shown below on an amortized cost basis and on a fair value basis. Actual maturities could differ from contractual maturities due to call or prepayment provisions.

	Amortized Cost	Fair Value
Fixed maturities available for sale:
Due in one year or less	$20,300	$20,496
Due after one year through five years	136,573	149,737
Due after five years through ten years	213,006	236,759
Due after ten years	406,750	430,027

	776,629	837,019
Mortgage-backed and asset-backed securities	23,172	24,946

	$799,801	$861,965

Proceeds from sales of fixed maturities available for sale were $36,156 in 2003, $101,100 in 2002, and $163,665 in 2001. Gross gains realized on these sales were $4,610 in 2003, $8,004 in 2002, and $6,296 in 2001. Gross losses realized on these sales were $2,363 in 2003, $1,258 in 2002, and $969 in 2001.

No sales of equity securities occurred in 2003, 2002, and 2001.

During the years ended December 31, 2003, 2002, and 2001, United Investors realized losses of $0, $14,617, and $1,087, respectively, related to declines in fair value of certain available for sale investments that management deemed to be other than temporary.

United Investors’ portfolio of fixed maturities fluctuates in value based on interest rates in financial markets and other economic factors. These fluctuations caused by market rate changes have little bearing on whether or not the investment will be ultimately recoverable. Therefore, United Investors considers these declines in value as temporary even in periods exceeding one year. In certain circumstances, however, it may become apparent that the principal of an investment may not be recoverable, generally due to factors specific to an individual issuer and not market interest rates. In this event, United Investors classifies such investments as other-than-temporarily impaired and writes the investment down to fair value, realizing an investment loss. The determination that a security is other-than-temporarily impaired is highly subjective and involves the careful consideration of many factors. These factors include:

•	Default on a payment

•	Issuer has declared bankruptcy

•	Severe deterioration in market value

•	Deterioration in credit quality as indicated by credit ratings

•	Issuer having serious financial difficulties as reported in the media

•	News releases by issuer

•	Information disseminated through the investment community

While all available information is taken into account, it is difficult to predict the ultimately recoverable amount of a distressed or impaired security.

The following table discloses unrealized investment losses by class of investment at December 31, 2003. United Investors considers these investments to be only temporarily impaired.

Analysis of Gross Unrealized Investment Losses

At December 31, 2003

	Less than Twelve Months		Twelve Months or Longer		Total
Description of Securities	Market Value	Unrealized Loss	Market Value	Unrealized Loss	Market Value	Unrealized Loss

U.S. Government and agency	$446	$1	$—	$—	$446	$1
Corporates	106,399	2,631	17,445	1,057	123,844	3,688

Total fixed maturities	$106,845	$2,632	$17,445	$1,057	$124,290	$3,689

United Investors maintains a “watchlist” of all securities upon which are reported those investments that have a fair value less than 80% of book value, have a National Association of Insurance Commissioners (“NAIC”) designation of 5 or 6, or were previously impaired and written down. Securities on this list are reviewed and tested for impairment at least quarterly. At December 31, 2003, securities of three issuers were on this list with a fair value of $9 million and a book value of $6.7 million. Securities of 1 issuer with a fair value of $2.7 million and a book value of $3.3 million were in this position for more than a year. As of December 31, 2003, United Investors has no information available to cause it to believe that any of these investments are other-than-temporarily impaired.

4.	DEFERRED ACQUISITION COSTS AND VALUE OF INSURANCE PURCHASED

An analysis of deferred acquisition costs and the value of insurance purchased is as follows:

	2003		2002		2001
	Deferred Acquisition Costs	Value of Insurance Purchased	Deferred Acquisition Costs	Value of Insurance Purchased	Deferred Acquisition Costs	Value of Insurance Purchased
Balance at beginning of year	$266,707	$1,574	$286,260	$2,539	$296,073	$10,403
Additions:
Deferred during period:
Commissions	17,245	—	14,889	—	27,122	—
Return of commissions (1)	(10,857)	—	—	—	—	—
Other expenses	6,936	—	8,380	—	17,228	—

Total deferred	13,324	—	23,269	—	44,350	—
Deductions:
Amortized during period	(32,197)	(65)	(39,056)	(965)	(47,733)	(7,864)
Adjustment attributable to unrealized investment gains (2)	(3,858)	—	(3,766)	—	(6,430)	—

Total deductions	(36,055)	(65)	(42,822)	(965)	(54,163)	(7,864)

Balance at end of year	$243,976	$1,509	$266,707	$1,574	$286,260	$2,539

(1)	In 2003, $10.9 million in disputed commissions paid in prior years to Waddell & Reed were returned in settlement. This amount reduced deferred commissions.

(2)	Represents amounts pertaining to investments relating to universal life-type products.

The amount of interest accrued on the unamortized balance of value of insurance purchased was approximately $92, $137, and $262 for the years ended December 31, 2003, 2002, and 2001, respectively. The average interest accrual rate used was 6.00% for the three-year period, 2001 to 2003. The estimated amount of the unamortized value of business purchased balance at December 31, 2002 to be amortized during each of the next five years is: 2004, $60; 2005, $58; 2006, $56; 2007, $53 and 2008, $51.

In the event of lapses or early withdrawals in excess of those assumed, deferred acquisition costs and the value of insurance purchased may not be recoverable.

5.	PROPERTY AND EQUIPMENT

A summary of property and equipment used in the business is as follows:

	2003		2002
	Cost	Accumulated Depreciation	Cost	Accumulated Depreciation
Data processing equipment	$595	$500	$579	$423
Furniture and office equipment	1,075	969	1,075	953

Total	$1,670	$1,469	$1,654	$1,376

Depreciation expense on property and equipment was $93, $90, and $100 for each of the years 2003, 2002, and 2001, respectively.

6.	FUTURE POLICY BENEFIT RESERVES

A summary of the assumptions used in determining the liability for future policy benefits at December 31, 2003 is as follows:

Individual Life Insurance
Interest assumptions:
Years of Issue	Interest Rates	Percent of Liability
1962 - 2003	3.00% to 6.00%	27%
1986 - 1992	7.00% graded to 6.00%	23%
1962 - 1985	8.50% graded to 6.00%	1%
1981 - 1985	8.50% graded to 7.00%	1%
1984 - 2003	Interest sensitive	48%

100%

Mortality assumptions:

The mortality tables used are various statutory mortality tables and modifications of:

1965-70 Select and Ultimate table

1975-80 Select and Ultimate table

Withdrawal assumptions:

Withdrawal assumptions are based on United Investors’ experience.

7.	INCOME TAXES

United Investors is included in the life-nonlife consolidated federal income tax return filed by TMK. Under the tax allocation agreement with TMK, a company with taxable income pays tax equal to the amount it would pay if it filed a separate tax return. A company with a loss is paid a tax benefit currently to the extent that affiliated companies with taxable income utilize that loss.

Total income taxes were allocated as follows:

	Year Ended December 31,
	2003	2002	2001
Operating income	$22,703	$14,266	$20,473
Shareholders’ equity:
Unrealized investment gains	9,642	8,203	6,533
Tax basis compensation expense (from the exercise of stock options ) recognized for financial reporting purposes	(68)	(37)	(609)
Change in accounting principle	7,025	—	(2,156)
Other	—	—	1,655

	$39,302	$22,432	$25,896

Income tax expense is summarized below:

	Year Ended December 31,
	2003	2002	2001
Current income tax expense	$20,053	$3,602	$4,961
Deferred income tax expense	2,650	10,664	15,512

	$22,703	$14,266	$20,473

The effective income tax rate differed from the expected statutory rate of 35% in 2003, 2002, and 2001 as shown below:

	Year Ended December 31,
	2003	%	2002	%	2001	%
Expected income taxes	$30,181	35%	$23,589	35%	$30,624	35%
Increase (reduction) in income taxes resulting from:
Tax-exempt investment income	(7,484)	(9)	(9,328)	(14)	(10,498)	(12)
Goodwill amortization					331
Other	6	—	5	—	16	—

Income taxes	$22,703	26%	$14,266	21%	$20,473	23%

The tax effects of temporary differences that gave rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below:

	Year Ended December 31,
	2003	2002	2001
Deferred tax assets:
Present value of future policy surrender charges	$20,181	$24,704	$32,821
Other liabilities, principally due to the current nondeductibility for tax purposes of certain accrued expenses	—	—	1,036

Total gross deferred tax assets	20,181	24,704	33,857
Deferred tax liabilities:
Unrealized investment gains	18,836	9,194	990
Future policy benefits and unearned and advance premiums	42,090	42,948	31,151
Deferred acquisition costs	68,431	71,192	79,463
Other	19,959	11,188	13,205

Total gross deferred tax liabilities	149,316	134,522	124,809

Net deferred tax liability	$129,135	$109,818	$90,952

The net deferred tax liability is included as a component of accrued income taxes on the balance sheet. A valuation allowance is to be provided when it is more likely than not that deferred tax assets will not be realized by the company. No valuation allowance has been recorded since, in management’s judgment, United Investors will more likely than not have sufficient taxable income in future periods to fully realize its existing deferred tax assets.

United Investors has not recognized a deferred tax liability of approximately $2,200 that arose prior to 1984 on temporary differences related to its policyholders’ surplus account. A current tax expense will be recognized in the future if and when it becomes probable that all or a portion of the policyholders’ surplus account will become taxable.

8.	POSTRETIREMENT BENEFITS AND STOCK OPTION PLANS

Pension Plans—United Investors participates in retirement benefit plans and savings plans sponsored by Liberty National and TMK, which cover substantially all employees. There is also an unfunded, nonqualified, excess benefit plan which covers certain employees. The plans cover employees of United Investors as well as other Torchmark affiliates. The total cost of these retirement plans allocated and charged to UILIC’s operations was as follows:

Year Ended December 31,	Defined Contribution Plans	Defined Benefit Pension Plans
2003	$82	$188
2002	87	106
2001	83	77

United Investors accrues expense for the defined contribution plans based on a percentage of employee contributions. The plans are funded by the employee contributions and a United Investors’ contribution based on a percentage of employee contributions. Plan contributions are both mandatory and discretionary, depending on the terms of the plan.

Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. Contributions are made to the qualified pension plans subject to minimums required by regulation and maximums allowed for tax purposes. Plan assets in the funded plans consist primarily of investments in marketable long-term fixed maturities and equity securities and are valued at fair market value. The following table presents the assets of the Liberty National and TMK defined benefit pension plans by component for the years ended December 31, 2003 and 2002.

Pension Assets by Component

(Dollar amounts in thousands)

	December 31, 2003		December 31, 2002
	Amount	%	Amount	%
Corporate debt	$62,278	38.5	$53,556	40.4
Other fixed maturities	2,078	1.3	11,285	8.5
Equity securities	70,015	43.3	33,959	25.6
Securities of Torchmark	13,273	8.2	12,682	9.6
Short-term investments	8,669	5.4	16,886	12.7
Annuity contract issued by Torchmark	3,759	2.3	3,278	2.5
Other	1,660	1.0	949	0.7

Total assets	$161,732	100.0	$132,595	100.0

The increase in pension assets during 2003 resulted primarily from improved financial markets and a $10.4 million contribution during the period.

Plan assets are managed by TMK. Investment objectives for plan assets include preservation of capital, preservation of purchasing power, and long-term growth. Preservation of capital is sought through investments made in high-quality securities with adequate diversification to minimize risk. The portfolio is monitored continuously for changes in quality and diversification mix. The preservation of purchasing power is intended to be accomplished through asset growth, exclusive of contributions and withdrawals, in excess of the rate of inflation. The intention is to maintain investments, that when combined with future plan contributions, will produce adequate long-term growth to provide for all plan obligations. It is also an objective that the portfolio’s investment return will meet or exceed the return of a balanced market index.

All of the securities in the portfolio are highly marketable so that there will be adequate liquidity to meet projected payments. There are no specific policies calling for asset durations to match those of benefit obligations.

Allowed investments are limited to equities, fixed maturities, and short-term investments (invested cash). Equities include common and preferred stocks, securities convertible into equities, and mutual funds that invest in equities. Fixed maturities consist of marketable debt securities rated investment grade at purchase by a major rating agency. Short-term investments include fixed maturities with maturities less than one year and invested cash. Target asset allocations are as follows with a twenty percent allowable variance as noted.

Asset Type	Target	Minimum	Maximum
Equities	65%	45%	85%
Fixed maturities	35	15	55
Short-terms	0	0	20

Short-term divergences due to rapid market movements are allowed.

Portfolio risk is managed through quality standards, diversification, and continuous monitoring. Equities must be listed on major exchanges and adequate market liquidity is required. Fixed maturities must be rated investment grade at purchase by a major rating agency. Short-term investments in commercial paper must be rated at least A-2 by Standard and Poor’s with the issuer rated investment grade. Invested cash is limited to banks rated A or higher. Investments outside of the aforementioned list are not permitted, except by prior approval of the Plan’s Trustees. At December 31, 2003, there were no restricted investments contained in the portfolio.

The investment portfolio is to be well diversified to avoid undue exposure to a single sector, industry, business, or security. The equity and fixed-maturity portfolios are not permitted to invest in any single issuer that would exceed 10% of total plan assets at the time of purchase.

TMK does not employ any other special risk management techniques, such as derivatives, in managing the pension investment portfolio.

The following table discloses the assumptions used to determine the pension liabilities and costs for the appropriate periods. The discount and compensation increase rates are used to determine current year projected benefit obligations and subsequent year pension expense. The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions

For Benefit Obligations at December 31:
	2003	2002
Discount Rate	6.25%	6.75%
Rate of Compensation Increase	4.00	4.50

For Periodic Benefit Cost for the Year:
	2003	2002	2001
Discount Rate	6.75%	7.25%	7.50%
Expected Long-Term Returns	8.75	9.25	9.25
Rate of Compensation Increase	4.25	4.50	4.50

The expected long-term rate of return on plan assets is Liberty National and TMK management’s best estimate of the average rate of earnings expected to be received on the assets invested in the plan over the benefit period. In determining this assumption, consideration is given to the historical rate of return earned on the assets, the projected returns over future periods, and the spread between the long-term rate of return on plan assets and the discount rate used to compute benefit obligations.

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31,
	2003	2002	2001
Service cost - benefits earned during period	$992	$740	$713
Interest cost on projected benefit obligation	1,859	1,726	1,579
Expected return on assets	(2,038)	(1,805)	(1,727)
Net amortization and deferral	443	47	(51)

Total net periodic cost	1,256	708	514
Periodic cost allocated to other participating employers	1,068	602	437

UILIC’s net periodic cost	$188	$106	$77

The following table presents a reconciliation from the beginning to the end of the year of the benefit obligation and plan assets. This table also presents a reconciliation of the plans funded status with the amounts recognized on United Investors’ and Liberty National’s, the plan sponsor, financial statements.

	Pension Benefits for the year ended December 31,
	2003	2002
Changes in benefit obligation:
Obligation at the beginning of year	$26,863	$22,121
Service cost	992	740
Interest cost	1,859	1,726
Actuarial (gain) loss	3,571	3,321
Benefits paid	(1,959)	(1,045)

Obligation at the end of year	31,326	26,863
Changes in plan assets:
Fair value at the beginning of year	22,447	20,964
Return on assets	5,646	(787)
Contributions	1,548	3,315
Benefits paid	(1,959)	(1,045)

Fair value at the end of year	27,682	22,447

Funded status at year-end	(3,644)	(4,416)
Unrecognized amounts at year-end:
Unrecognized actuarial loss	5,919	6,413
Unrecognized prior service cost	166	151

Net amount recognized at year-end	$2,441	$2,148

Amounts recognized consist of:
Prepaid benefit cost	$2,441	$2,148
Accrued benefit liability	—	—

Net amount recognized at year-end	2,441	2,148
Net amount recognized allocated to other participating employers	2,061	1,812

UILIC’s net amount recognized at year-end	$380	$336

Postretirement Benefit Plans Other Than Pensions—United Investors provides postretirement life insurance benefits for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees. Since the plan is closed to new participants, the annual expense is not considered significant for disclosure.

United Investors’ employees are not eligible for postretirement benefits other than pension or life insurance. However, Liberty National, the majority stockholder of United Investors, does subsidize a portion of the cost for health insurance benefits for employees of United Investors who retired before February 1, 1993 and before age sixty-five, covering them until they attain the age of sixty-five. Eligibility for this benefit was generally achieved at age fifty-five with at least 15 years of service. This subsidy is minimal to retired employees who did not retire before February 1, 1993. This plan is unfunded and the liability and expense related to United Investors’ employees is not material.

Stock Option Plans—As previously stated in Note 1, United Investors accounts for employee stock options granted under the provisions of various TMK stock option plans under the intrinsic value method in accordance with APB 25. The fair value method requires the use of an option valuation model, such as the Black-Scholes option valuation model, to value employee stock options, upon which compensation expense is based. The estimated fair value of the options is then amortized to expense over the options’ vesting period. The Black-Scholes option valuation model was not developed for use in valuing employee stock options. Instead, this model was developed for use in estimating the fair value of traded options which have no vesting restrictions and are fully transferable. In addition, option valuation models require the input of highly subjective assumptions, including the expected stock price volatility. Because the employee stock options granted under the TMK stock option plans have characteristics significantly different from those of traded options, changes in the assumptions can materially affect the fair value estimate of its employee stock options. Under the intrinsic value method, compensation expense for option grants is only recognized if the exercise price of the employee stock option is less than the market price of the underlying stock on the date of grant.

As required by SFAS 148, Accounting for Stock-Based Compensation – Transition and Disclosure, the pro forma earnings giving effect to the fair value method of option accounting has been reported in Note 1 – Significant Accounting Policies. The fair value for TMK’s employee stock options was estimated at the date of grant using a Black-Scholes option pricing model with the following weighted average assumptions for 2003, 2002, and 2001:

	2003	2002	2001
Risk-free interest rate	2.8%	3.1%	4.5%
Dividend yield	1.0%	1.0%	0.9%
Volatility factor	25.8%	30.1%	31.7%
Weighted average expected life (in years)	4.48	4.51	4.75

The weighted average fair value of options granted during the years ended December 31, 2003, 2002, and 2001 were $10.52, $10.33, and $13.00, respectively.

A summary of stock option activity associated with United Investor’s participation in TMK’s stock option plans and related information for the years ended December 31 follows:

	2003		2002		2001
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
Outstanding - beginning of year	89,836	$35.98	84,014	$35.47	119,521	$30.38
Granted	11,500	44.89	14,000	37.44	30,271	39.85
Exercised	(13,053)	32.27	(8,178)	33.28	(65,778)	28.23
Expired	—	—	—	—	—	—

Outstanding - end of year	88,283	$37.69	89,836	$35.98	84,014	$35.47

At December 31, 2003, United Investors had 55,783 exercisable options with a weighted average exercise price of $36.20. The weighted average remaining life of outstanding stock options was 7.38 years at December 31, 2003.

At December 31, 2003, 2002, and 2001, there were approximately 2,786,000, 3,860,000 and 5,024,000 respectively, shares of TMK common stock available for issuance pursuant to future option grants under the TMK stock option plans.

9.	RELATED-PARTY TRANSACTIONS

United Investors paid commissions to Liberty National for certain United Investors policies sold by Liberty National agents. The amount of these commissions was $5,369, $5,428, and $5,056 in 2003, 2002, and 2001, respectively, and are included in the accompanying financial statements.

United Investors was charged for space, equipment, and services provided by an affiliate amounting to $1,694 in 2003, $1,759 in 2002, and $1,852 in 2001.

TMK performed certain administrative services for United Investors for which it was charged $504 in 2003, $660 in 2002, and $720 in 2001.

During 2003, United Investors loaned, in a series of notes, $106,000 to TMK, which is an affiliated company. These notes had an interest rate of 2.75% and were repaid in 2003. The interest income related to these notes of $316 is included in the accompanying financial statements.

During 2002, United Investors loaned, in a series of notes, $65,700 to TMK, Globe, and United American, which are affiliated companies. These notes had a 4.0% interest rate and were repaid in 2002. The interest income related to these notes of $139 is included in the accompanying financial statements.

During 2001, United Investors loaned, in a series of notes, $108,700 to United American, TMK, Globe and American Income Life Insurance Company, which are affiliated companies. These notes had interest rates ranging from 4% to 6% and were repaid in 2001. The interest income related to these notes of $419 is included in the accompanying financial statements.

During 2003, United Investors borrowed, in a series of loans, $112,000 from Globe, Liberty National, and United American, which are affiliated companies. These notes were repaid in 2003 and had an interest rate of 2.75%. The interest expense related to these notes of $316 is included in the accompanying financial statements.

During 2002, United Investors borrowed, in a series of notes, $71,500 from TMK, Liberty National, and Globe, which are affiliated companies. These notes were repaid in 2002 and had a 4.0% interest rate. The interest expense related to these notes of $132 is included in the accompanying financial statements.

During 2001, United Investors borrowed, in a series of notes, $45,600 from Globe, Liberty National, and United American, which are affiliated companies. These notes were repaid in 2001 and had interest rates ranging from 4% to 6%. The interest expense related to these notes of $230 is included in the accompanying financial statements.

Effective January 1, 1997, United Investors assumed a block of annuity products totaling $200,321 from United American on a 100% funds withheld basis. In connection with this transaction, United Investors paid a ceding fee totaling $21,305, $10,000 of which was paid in cash, and recorded a due from affiliates totaling $189,016 at the end of 1997. The funds withheld totaled $376,310 and $266,602 at December 31, 2003 and 2002, respectively. Interest income totaled $26,843, $14,380, and $23,302 in 2003, 2002, and 2001, respectively, and is included in investment income in the accompanying financial statements. The reserve for annuity balances assumed in connection with this business totaled $381,364 and $276,743 as of December 31, 2003 and 2002, respectively. United Investors reimbursed United American for administrative expense in the amount of $1,600, $501, and $422 in 2003, 2002, and 2001, respectively.

United Investors serves as sponsor to seven separate accounts at December 31, 2003.

United Investors owns 188,212 shares of TMK 6 1/2 % Cumulative Preferred Stock, Series A. Dividend income, on these shares, was $15,966 in 2003, $15,966 in 2002, and $15,966 in 2001.

10.	COMMITMENTS AND CONTINGENCIES

Reinsurance – United Investors reinsures that portion of insurance risk which is in excess of its retention limit. The maximum net retention limit for ordinary life insurance is $500 per life. Life insurance ceded represented 4% of total life insurance in force at December 31, 2003 and less than 3% of premium income for 2003. United Investors would be liable for the reinsured risks ceded to other companies to the extent that such reinsuring companies are unable to meet their obligation. Except as disclosed in Note 9, United Investors does not assume insurance risks of other companies.

Litigation—United Investors is engaged in routine litigation arising from the normal course of business. In management’s opinion, this litigation will not materially affect United Investors’ financial position or results of operations.

On March 19, 2002, an Alabama jury awarded $50 million compensatory damages to United Investors against Waddell & Reed Financial, Inc (“WDR”). WDR is a former distributor of United Investors’ variable annuities. The dispute involved certain compensation on United Investors’ in-force block of variable annuities and alleged a scheme by WDR to improperly replace United Investors’ variable annuities with those of another company. On April 18, 2003, the Alabama Supreme Court reversed, in part, the $50 million verdict rendered by the jury. The court found that conversion, breach of contract, and one claim of fraud and suppression were properly submitted to the jury. However, the court held that two claims, tortuous interference with contractual relations and fraud in connection with a promise by WDR not to replace United Investors’ existing variable annuity contracts, should not have been submitted to the jury. Under Alabama law, the findings by the court that two claims should not have been submitted to the jury necessitated a remand to the trial court on the remaining claims.

On United Investors’ petition for rehearing, the Alabama Supreme Court issued a July 1, 2003 revised opinion affirming the trial jury’s verdict for United Investors on WDR’s claims for unjust enrichment, breach of contract and fraud and also affirmed a separate ruling by the trial judge that there was no contract between United Investors and WDR as alleged by WDR. The Supreme Court left intact its earlier decisions reversing and rendering the two claims that should not have been submitted to the jury and remanding the remaining claims to the trial court. After the Supreme Court’s denial of WDR’s petition for rehearing and its remand of the case to the trial court with a clarifying opinion, United Investors filed a motion for summary judgment in this case with the trial court. Subsequently, on October 22, 2003, WDR delivered to United Investors $12.8 million, the amount of disputed commissions WDR had previously withheld from United Investors, plus interest. Based upon the delivery of this check, WDR moved for summary judgment in the Alabama trial court. The Alabama trial court denied WDR’s motion for summary judgment in November 2003 and United Investors continued to pursue its remaining claims against WDR in the Alabama Circuit Court. On March 17, 2004, a jury returned a verdict totaling $45 million in favor of United Investors against three WDR corporate entities. WDR has announced that it will appeal the verdict

Concentrations of Credit Risk—United Investors maintains a highly diversified investment portfolio with limited concentration in any given region, industry, or economic characteristic. The portfolio consists of securities of the U.S. government or U.S. government-backed securities (2%); investment-grade corporate bonds (66%); preferred stock in affiliates (21%); non-investment-grade securities (7%); policy loans (2%), which are secured by the underlying insurance policy values; non-government-guaranteed mortgage-backed securities (1%); and short-term investments (1%).

Corporate debt and equity investments are made in a wide range of industries. At December 31, 2003, 3% or more of the portfolio was invested in the following industries: Electric, gas, and sanitation services (14%); depository institutions (13%); insurance carriers (9%); non-depository credit institutions (6%); transportation equipment (4%); and industrial/commercial machinery and computer equipment (3%). At year-end 2003, 7% of the carrying value of invested assets was rated below investment grade (BB or lower as rated by the Bloomberg Composite or the equivalent NAIC designation). Par value of these investments was $80.4 million, amortized cost was $78.6 million, and market value was $83.5 million. While these investments could be subject to additional credit risk, such risk should generally be reflected in market value.

Collateral Requirements—United Investors requires collateral for investments in instruments where collateral is available and typically required because of the nature of the investment. Since the majority of United Investors’ investments are in government, government-secured, or corporate securities, the requirement for collateral is rare.

11.	SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION

The following table summarizes United Investors’ non-cash transactions, which are not reflected on the statements of cash flows as required by GAAP:

	2003	2002	2001
Paid-in capital from tax benefit for stock option exercises	$68	$37	$609

The following table summarizes certain amounts paid (refunded) during the period:

	Year Ended December 31,
	2003	2002	2001
Income taxes	$14,274	$18,440	$(16,952)
Interest	316	132	230

12.	BUSINESS SEGMENTS

United Investors’ segments are based on the insurance product lines it markets and administers, life insurance, and annuities. These major product lines are set out as segments because of the common characteristics of products within these categories, comparability of margins, and the similarity in regulatory environment and management techniques. There is also an investment segment which manages the investment portfolio, debt, and cash flows for the insurance segments and the corporate function.

Life insurance products include traditional and interest-sensitive whole life insurance as well as term life and variable life insurance. Annuities include both fixed-benefit and variable contracts. Variable contracts allow policyholders to choose from a variety of mutual funds in which to direct their deposits.

United Investors markets its insurance products through a number of distribution channels, each of which sells the products of one or more of United Investors’ insurance segments. The tables below present segment premium revenue by each of United Investors’ marketing groups.

	For the Year 2003
	Life		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$6,180	7%	$—	—%	$6,180	7%
Waddell & Reed	54,063	65	—	—	54,063	65
Liberty National	17,185	21	—	—	17,185	21
United American	248	—	215	100	463	—
Globe Direct Response	5,833	7	—	—	5,833	7

	$83,509	100%	$215	100%	$83,724	100%

	For the Year 2002
	Life		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$5,909	6.9%	$—	—%	$5,909	6.8%
Waddell & Reed	57,562	66.8	—	—	57,562	66.7
Liberty National	15,301	17.8	—	—	15,301	17.7
United American	197	0.2	238	100	435	0.5
Globe Direct Response	7,150	8.3	—	—	7,150	8.3

	$86,119	100.0%	$238	100.0%	$86,357	100.0%

	For the Year 2001
	Life		Annuity		Total
Distribution Channel	Amount	% of Total	Amount	% of Total	Amount	% of Total
Independent Producers	$5,973	6.9%	$—	—%	$5,973	6.9%
Waddell & Reed	61,693	71.2	—	—	61,693	70.9
Liberty National	12,746	14.7	—	—	12,746	14.7
United American	163	0.2	339	100.0	502	0.6
Globe Direct Response	6,044	7.0	—	—	6,044	6.9

	$86,619	100.0%	$339	100.0%	$86,958	100.0%

Because of the nature of the insurance industry, United Investors has no individual or group which would be considered a major customer. Substantially all of United Investors’ business is conducted in the United States, primarily in the Southeast and Southwest regions.

The measure of profitability for insurance segments is underwriting income before other income and administrative expenses, in accordance with the manner the segments are managed. It essentially represents gross profit margin on insurance products before administrative expenses and consists of premiums, less net policy obligations, acquisition expenses, and commissions. It differs from GAAP pretax operating income before other income and administrative expense for two primary reasons. First, there is a reduction to policy obligations for interest credited by contract to policyholders because this interest is earned and credited by the investment segment. Second, interest is also added to acquisition expense which represents the implied interest cost of deferred acquisition costs, which is funded by and is attributed to the investment segment.

The measure of profitability for the investment segment is excess investment income, which represents the income earned on the investment portfolio in excess of net policy requirements. The investment segment is measured on a tax-equivalent basis, equating the return on tax-exempt investments to the pretax return on taxable investments. Other than the above-mentioned interest allocations, there are no other inter-segment revenues or expenses. All other unallocated revenues and expenses on a pretax basis, including insurance administrative expense, are included in the “Other” segment category. The table below sets forth a reconciliation of United Investors’ revenues and operations by segment to its major income statement line items.

	For the Year 2003
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$83,508	$216	$—	$—	$83,724
Policy charges and fees	22,386	31,066	—	—	53,452
Net investment income	—	—	71,701	—	71,701
Other income	—	26,843	—	—	26,843

Total revenue	105,894	58,125	71,701	—	235,720
Benefits and expenses:
Policy benefits	67,430	31,661	—	—	99,091
Required reserve interest	(21,703)	(13,508)	35,211	—	—
Amortization of acquisition costs	28,478	3,784	—	—	32,262
Commissions and premium taxes	6,184	405	—	—	6,589
Required interest on acquisition costs	9,526	4,991	(14,517)	—	—

Total expense	89,915	27,333	20,694	—	137,942

Underwriting income before other income and administrative expense	15,979	30,792	51,007	—	97,778
Administrative expenses	—	—	—	8,285	8,285

Measure of segment profitability	$15,979	$30,792	$51,007	$(8,285)	89,493

Realized investment gains/losses and deferred acquisition cost adjustment					(3,262)

Pretax operating income					$86,231

	For the Year 2002
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$86,119	$238	$—	$—	$86,357
Policy charges and fees	22,927	38,918	—	—	61,845
Net investment income	—		66,213	—	66,213
Other income	—	14,380	—	—	14,380

Total revenue	109,046	53,536	66,213	—	228,795
Benefits and expenses:
Policy benefits	67,228	28,646	—	—	95,874
Required reserve interest	(21,289)	(13,232)	34,521	—
Amortization of acquisition costs	22,454	17,567	—	—	40,021
Commissions and premium taxes	6,611	244	—	—	6,855
Required interest on acquisition costs	9,852	7,286	(17,138)	—

Total expenses	84,856	40,511	17,383	—	142,750

Underwriting income before other income and administrative expense	24,190	13,025	48,830	—	86,045
Administrative expenses	—	—	—	10,584	10,584

Measure of segment profitability	$24,190	$13,025	$48,830	$(10,584)	75,461

Realized investment gains/losses and deferred acquisition cost adjustment					(8,061)

Pretax operating income					$67,400

	For the Year 2001
	Life	Annuity	Investment	Other	Total
Revenues:
Premiums	$86,619	$339	$—	$—	$86,958
Policy charges and fees	22,984	59,461	—	—	82,445
Net investment income	—	—	64,313	—	64,313
Other income	—	23,302	—	—	23,302

Total revenue	109,603	83,102	64,313	—	257,018
Benefits and expenses:
Policy benefits	67,130	28,473	—	—	95,603
Required reserve interest	(21,001)	(14,460)	35,461	—
Amortization of acquisition costs	22,409	33,188	—	—	55,597
Commissions and premium taxes	6,308	2,303	—	—	8,611
Required interest on acquisition costs	10,252	8,417	(18,669)	—

Total expenses	85,098	57,921	16,792	—	159,811

Underwriting income before other income and administrative expense	24,505	25,181	47,521	—	97,207
Administrative expenses	—	—	—	9,083	9,083
Goodwill amortization	—	—	—	946	946

Measure of segment profitability	$24,505	$25,181	$47,521	$(10,029)	87,178

Realized investment gains/losses and deferred acquisition cost adjustment					320

Pretax operating income					$87,498

Assets for each segment are reported based on a specific identification basis. The insurance segments’ assets contain deferred acquisition costs, value of insurance purchased, and separate account assets. The investment segment includes the investment portfolio, cash, and accrued investment income. Goodwill is assigned to corporate operations. All other assets are included in the other category. The table below reconciles segment assets to total assets as reported in the financial statements.

	December 31, 2003
	Life	Annuity	Investment	Other	Total
Cash and invested assets	—	—	$1,147,713	—	$1,147,713
Accrued investment income	—	—	14,974	—	14,974
Deferred acquisition cost	$142,790	$101,186	—	—	243,976
Goodwill	—	—	—	$26,628	26,628
Separate account assets	—	1,693,900	—	—	1,693,900
Other assets	—	—	—	388,741	388,741

Total assets	$142,790	$1,795,086	$1,162,687	$415,369	$3,515,932

	December 31, 2002
	Life	Annuity	Investment	Other	Total
Cash and invested assets	$—	$—	$1,020,313	$—	$1,020,313
Accrued investment income	—	—	13,353	—	13,353
Deferred acquisition cost	133,646	122,118	—	—	255,764
Goodwill	—	—	—	26,628	26,628
Separate account assets	—	1,656,795	—	—	1,656,795
Other assets	—	—	—	291,517	291,517

Total assets	$133,646	$1,778,913	$1,033,666	$318,145	$3,264,370

* * * * * *

INDEPENDENT AUDITORS’ REPORT

To the Board of Directors of

United Investors Life Insurance Company

and the Contract Owners of the

Titanium Annuity Variable Account:

We have audited the accompanying balance sheets of each of the sub-accounts (“portfolios” for the purpose of this report) that include the AIM V.I. Capital Appreciation Fund, the AIM V.I. Growth Fund, the AIM V.I. Core Equity Fund, the AIM V.I. International Growth Fund, the AIM V.I. Premier Equity Fund, the Alger American Income and Growth Portfolio, the Alger American Balanced Portfolio, the Alger American Leveraged AllCap Portfolio, the Alger American MidCap Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Scudder VIT EAFE® Equity Index Fund, the Scudder VIT Small Cap Index Fund, the Scudder VIT Equity 500 Index Fund, the Dreyfus VIF Appreciation Portfolio, the Dreyfus VIF Money Market Portfolio, the Dreyfus VIF Quality Bond Portfolio, the Dreyfus Socially Responsible Growth Fund, the Evergreen VA Equity Index Fund, the Evergreen VA Foundation Fund, the Evergreen VA International Equity Fund, the Evergreen VA Special Values Fund, the INVESCO VIF Core Equity Fund, the INVESCO VIF Technology Fund, the INVESCO VIF Utilities Fund, the MFS® Emerging Growth Series, the MFS® High Income Series, the MFS® Investors Trust Series, the MFS® Research Series, the MFS® Total Return Series, the Strong Mid Cap Growth Fund II, the Strong Opportunity Fund II, the Templeton Global Asset Allocation Fund, and the Templeton Foreign Securities Fund that comprise the Titanium Annuity Variable Account as of December 31, 2003, and the related statements of operations and changes in net assets for each of the two years in the period ended December 31, 2003. These financial statements are the responsibility of the Titanium Annuity Variable Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned at December 31, 2003 by correspondence with the respective portfolio managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the respective portfolios of the Titanium Annuity Variable Account as of December 31, 2003, and the results of their respective operations and changes in net assets for each of the two years in the period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Dallas, Texas

April 29, 2004

TITANIUM ANNUITY VARIABLE ACCOUNT

BALANCE SHEETS

DECEMBER 31, 2003

	AIM V.I. Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Balanced	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index
ASSETS:
Investment in mutual funds (Note 2)	$895,916	$616,062	$657,445	$244,631	$764,498	$947,479	$820	$847,839	$2,529,452	$407,623	$1,675,347	$96,017
Receivables	—	—	—	—	—	—	—	—	—	—	32,963	—

Total assets	895,916	616,062	657,445	244,631	764,498	947,479	820	847,839	2,529,452	407,623	1,708,310	96,017

LIABILITIES:
Mortality and expense risk charge payable to sponsor (Note 4)	307	211	225	83	262	325	—	290	829	139	585	32
Other liabilities	—	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	307	211	225	83	262	325	—	290	829	139	585	32

Net assets (Note 3)	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$820	$847,549	$2,528,623	$407,484	$1,707,725	$95,985

EQUITY:
Equity of contract owners	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$820	$847,549	$2,528,623	$407,484	$1,707,725	$95,985

Total equity	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$820	$847,549	$2,528,623	$407,484	$1,707,725	$95,985

Accumulation units outstanding	150,819	128,868	98,496	32,955	111,043	133,923	79	140,141	296,856	67,013	251,123	13,195

Net assets value per unit	$5.938	$4.779	$6.673	$7.421	$6.882	$7.072	$10.380	$6.048	$8.518	$6.081	$6.800	$7.274

Cost of invested assets	$884,930	$622,372	$630,868	$235,002	$802,285	$899,349	$809	$822,617	$2,189,492	$352,766	$1,655,422	$90,681

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

BALANCE SHEETS

DECEMBER 31, 2003

	Scudder VIT Small Cap Index	Scudder VIT EQ 500 Index	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values Fund	INVESCO VIF—Core Equity	INVESCO VIF— Technology
ASSETS:
Investment in mutual funds (Note 2)	$1,076,340	$190,651	$1,665,292	$2,334,407	$1,746,504	$302,061	$—	$101,467	$111,955	$1,550,238	$735,949	$875,937
Receivables	—	—	—	—	—	—	—	—	—	—	—	—

Total assets	1,076,340	190,651	1,665,292	2,334,407	1,746,504	302,061	—	101,467	111,955	1,550,238	735,949	875,937

LIABILITIES:
Mortality and expense risk charge payable to sponsor (Note 4)	369	52	569	857	612	103	—	34	39	529	252	300
Other liabilities	—	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	369	52	569	857	612	103	—	34	39	529	252	300

Net assets (Note 3)	$1,075,971	$190,599	$1,664,723	$2,333,550	$1,745,892	$301,958	—	$101,433	$111,916	$1,549,709	$735,697	$875,637

EQUITY:
Equity of contract owners	$1,075,971	$190,599	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$735,697	$875,637

Total equity	$1,075,971	$190,599	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$735,697	$875,637

Accumulation units outstanding	98,557	18,037	200,858	227,606	145,359	51,167	—	11,538	14,452	114,112	86,361	317,406

Net assets value per unit	$10.917	$10.567	$8.288	$10.253	$12.011	$5.901	$—	$8.791	$7.744	$13.581	$8.519	$2.759

Cost of invested assets	$906,694	$184,898	$1,539,133	$2,334,459	$1,735,898	$319,766	$—	$97,145	$109,565	$1,356,757	$729,307	$957,628

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

BALANCE SHEETS

DECEMBER 31, 2003

	INVESCO VIF— Utilities	MFS® Emerging Growth	MFS® High Income	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities	Total
ASSETS:
Investment in mutual funds (Note 2)	$347,960	$684,370	$411,247	$315,986	$172,219	$2,679,889	$534,988	$1,189,619	$918,374	$589,613	$28,218,195
Receivables	—	—	—	—	—	—	—	—	—	—	32,963

Total assets	347,960	684,370	411,247	315,986	172,219	2,679,889	534,988	1,189,619	918,374	589,613	28,251,158

LIABILITIES:
Mortality and expense risk charge
payable to sponsor (Note 4)	119	234	95	108	59	921	183	408	315	195	9,641
Other liabilities	—	—	—	—	—	—	—	—	—	—	—

Total liabilities	119	234	95	108	59	921	183	408	315	195	9,641

Net assets (Note 3)	$347,841	$684,136	$411,152	$315,878	$172,160	$2,678,968	$534,805	$1,189,211	$918,059	$589,418	$28,241,517

EQUITY:
Equity of contract owners	$347,841	$684,136	$411,152	$315,878	$172,160	$2,678,968	$534,805	$1,189,211	$918,059	$589,418	$28,241,517

Total equity	$347,841	$684,136	$411,152	$315,878	$172,160	$2,678,968	$534,805	$1,189,211	$918,059	$589,418	$28,241,517

Accumulation units outstanding	58,334	141,907	40,141	41,848	27,115	244,134	118,731	127,638	83,344	66,865

Net assets value per unit	$5.963	$4.821	$10.243	$7.548	$6.349	$10.973	$4.504	$9.317	$11.015	$8.815

Cost of invested assets	$385,099	$721,246	$408,323	$314,092	$182,397	$2,476,931	$580,710	$1,104,127	$798,161	$510,049	$26,938,978

(Concluded)

See notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2003

	AIM Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Balanced	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index
Dividend/interest income (Note 2)	$—	$—	$6,211	$1,162	$2,121	$2,074	$—	$—	$—	$—	$—	$1,882
Expense paid to Sponsor (Note 4):
Mortality and expense risk charge	8,643	5,805	6,721	2,599	8,663	8,776	—	8,808	19,141	3,313	12,957	666
Policy charges	1,141	993	1,069	394	1,207	1,053	—	1,422	1,553	435	1,300	119

Total expenses	9,784	6,798	7,790	2,993	9,870	9,829	—	10,230	20,694	3,748	14,257	785

Net investment income (loss)	(9,784)	(6,798)	(1,579)	(1,831)	(7,749)	(7,755)	—	(10,230)	(20,694)	(3,748)	(14,257)	1,097
Realized investment gains (losses)
including distributions	(30,646)	(27,745)	(32,965)	(19,926)	(29,900)	(21,514)	—	(32,329)	(24,508)	(6,836)	(31,129)	2,030
Unrealized investment gains	212,117	158,589	140,245	69,969	183,952	211,293	—	233,415	620,708	97,766	352,830	13,647

Net gain on investments	181,471	130,844	107,280	50,043	154,052	189,779	—	201,086	596,200	90,930	321,701	15,677

Net increase in net assets
from operations	171,687	124,046	105,701	48,212	146,303	182,024	—	190,856	575,506	87,182	307,444	16,774
Premiums deposits and net transfers*	186,807	205,960	140,077	25,210	65,513	245,840	820	127,990	1,146,199	156,620	794,816	51,821
Transfers to Sponsor for benefits
and terminations	(85,731)	(71,492)	(157,408)	(60,035)	(86,465)	(86,337)	—	(51,294)	(181,898)	(63,667)	(83,003)	(11,850)

Total increase	272,763	258,514	88,370	13,387	125,351	341,527	820	267,552	1,539,807	180,135	1,019,257	56,745
Net assets at beginning of period	622,846	357,337	568,850	231,161	638,885	605,627		579,997	988,816	227,349	688,468	39,240

Net assets at end of period (Note 3)	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$820	$847,549	$2,528,623	$407,484	$1,707,725	$95,985

	Scudder VIT Small Cap Index	Scudder VIT EQ 500 Index	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values Fund	INVESCO VIF—Core Equity	INVESCO VIF— Technology
Dividend/interest income (Note 2)	$2,927	$—	$20,825	$16,515	$101,122	$299	$9,325	$2,152	$990	$1,465	$8,075	$—
Expense paid to Sponsor (Note 4):
Mortality and expense risk charge	6,644	129	8,640	29,606	21,604	3,069	6,786	1,029	1,283	16,365	7,046	6,875
Policy charges	405	—	319	1,062	1,891	472	615	115	222	1,951	735	853

Total expenses	7,049	129	8,959	30,668	23,495	3,541	7,401	1,144	1,505	18,316	7,781	7,728

Net investment income (loss)	(4,122)	(129)	11,866	(14,153)	77,627	(3,242)	1,924	1,008	(515)	(16,851)	294	(7,728)
Realized investment gains (losses)
including distributions	2,486	787	(4,434)	(110)	24,746	(19,368)	17,883	(1,236)	(6,965)	(58,241)	(6,516)	(74,273)
Unrealized investment gains (losses)	209,015	5,754	166,238	(51)	(44,650)	80,536	101,493	11,548	27,224	399,222	117,407	268,563

Net gain (loss) on investments	211,501	6,541	161,804	(161)	(19,904)	61,168	119,376	10,312	20,259	340,981	110,891	194,290

Net increase (decrease) in net assets
from operations	207,379	6,412	173,670	(14,314)	57,723	57,926	121,300	11,320	19,744	324,130	111,185	186,562
Premiums deposits and net transfers*	639,432	184,187	1,320,325	405,123	605,853	44,907	(524,405)	27,446	9,187	146,021	209,891	311,928
Transfers to Sponsor for benefits
and terminations	(18,563)		(30,865)	(463,232)	(366,384)	(33,447)	(61,440)	(11,215)	(30,108)	(380,990)	(63,277)	(44,666)

Total increase (decrease)	828,248	190,599	1,463,130	(72,423)	297,192	69,386	(464,545)	27,551	(1,177)	89,161	257,799	453,824
Net assets at beginning of period	247,723		201,593	2,405,973	1,448,700	232,572	464,545	73,882	113,093	1,460,548	477,898	421,813

Net assets at end of period (Note 3)	$1,075,971	$190,599	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$735,697	$875,637

(Continued)

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

	INVESCO VIF— Utilities	MFS® Emerging Growth	MFS® High Income	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Global Foreign Securities	Total
Dividend/interest income (Note 2)	$3,727	$—	$—	$1,290	$1,089	$30,882	$—	$794	$6,224	$4,162	$225,313
Expense paid to Sponsor (Note 4):
Mortality and expense risk charge	3,755	6,888	269	3,086	2,005	28,012	5,078	11,480	5,401	4,238	265,380
Policy charges	572	1,032		518	345	1,644	840	1,324	368	283	26,252

Total expenses	4,327	7,920	269	3,604	2,350	29,656	5,918	12,804	5,769	4,521	291,632

Net investment income (loss)	(600)	(7,920)	(269)	(2,314)	(1,261)	1,226	(5,918)	(12,010)	455	(359)	(66,319)
Realized investment gains (losses)
including distributions	(29,758)	(45,124)	1,151	(36,347)	(8,956)	(23,241)	(31,246)	(16,813)	(1,440)	(2,192)	(574,675)
Unrealized investment gains	74,594	185,983	2,925	82,379	43,204	318,146	142,000	309,496	141,548	105,598	5,042,703

Net gain on investments	44,836	140,859	4,076	46,032	34,248	294,905	110,754	292,683	140,108	103,406	4,468,028

Net increase in net assets
from operations	44,236	132,939	3,807	43,718	32,987	296,131	104,836	280,673	140,563	103,047	4,401,709
Premiums deposits and net transfers*	67,544	155,795	407,345	83,601	22,919	1,170,358	162,508	268,261	587,188	297,584	9,750,671
Transfers to Sponsor for benefits
and terminations	(71,374)	(87,417)	—	(107,476)	(30,107)	(907,095)	(28,387)	(138,206)	(30,321)	(72,166)	(3,915,916)

Total increase	40,406	201,317	411,152	19,843	25,799	559,394	238,957	410,728	697,430	328,465	10,236,464
Net assets at beginning of period	307,435	482,819	—	296,035	146,361	2,119,574	295,848	778,483	220,629	260,953	18,005,053

Net assets at end of period (Note 3)	$347,841	$684,136	$411,152	$315,878	$172,160	$2,678,968	$534,805	$1,189,211	$918,059	$589,418	$28,241,517

(Concluded)

*	Includes transfer activity from (to) other portfolios.

See notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2002

	AIM Capital Appreciation	AIM V.I. Growth	AIM V.I.Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index	Scudder VIT Small Cap Index	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index
Dividend/interest income (Note 2)	$—	$—	$2,098	$1,405	$2,558	$2,677	$43	$—	$—	$294	$526	$2,046	$2,413	$29,719	$47,371	$606	$6,095
Expense paid to Sponsor (Note 4):
Mortality and expense risk charge	7,926	4,666	7,672	2,522	8,848	6,309	7,626	12,320	2,283	9,891	513	2,476	2,842	29,118	13,454	3,465	5,110
Policy charges	733	586	787	234	813	517	789	790	188	835	78	124	212	805	724	351	313

Total expenses	8,659	5,252	8,459	2,756	9,661	6,826	8,415	13,110	2,471	10,726	591	2,600	3,054	29,923	14,178	3,816	5,423

Net investment income (loss)	(8,659)	(5,252)	(6,361)	(1,351)	(7,103)	(4,149)	(8,372)	(13,110)	(2,471)	(10,432)	(65)	(554)	(641)	(204)	33,193	(3,210)	672
Realized investment gains (losses)
including distributions	(28,269)	(24,412)	(17,205)	(6,408)	(50,405)	(30,292)	(47,110)	(49,776)	(19,779)	(63,389)	(11,560)	(7,175)	(12,184)	—	(1,484)	(24,524)	(7,354)
Unrealized investment gains (losses)	(131,886)	(98,397)	(77,906)	(26,044)	(184,821)	(134,555)	(183,305)	(263,418)	(32,247)	(229,758)	(4,134)	(43,177)	(34,865)	—	30,690	(65,619)	(92,599)

Net gain (loss) on investments	(160,155)	(122,809)	(95,111)	(32,452)	(235,226)	(164,847)	(230,415)	(313,194)	(52,026)	(293,147)	(15,694)	(50,352)	(47,049)	—	29,206	(90,143)	(99,953)

Net increase (decrease) in net assets
from operations	(168,814)	(128,061)	(101,472)	(33,803)	(242,329)	(168,996)	(238,787)	(326,304)	(54,497)	(303,579)	(15,759)	(50,906)	(47,690)	(204)	62,399	(93,353)	(99,281)
Premiums deposits and net transfers*	399,528	223,876	431,777	127,873	457,945	491,274	486,818	625,359	181,998	482,587	36,241	213,655	102,397	1,264,378	1,019,291	84,778	269,108
Transfers to Sponsor for benefits and terminations	(54,512)	(53,344)	(76,127)	(13,297)	(122,666)	(63,813)	(93,800)	(82,587)	(10,097)	(85,684)	(3,827)	(7,844)	(21,816)	(134,854)	(78,683)	(37,341)	(33,589)

Total increase (decrease)	176,202	42,471	254,178	80,773	92,950	258,465	154,231	216,468	117,404	93,324	16,655	154,905	32,891	1,129,320	1,003,007	(45,916)	136,238
Net assets at beginning of period	446,644	314,866	314,672	150,388	545,935	347,162	425,766	772,348	109,945	595,144	22,585	92,818	168,702	1,276,653	445,693	278,488	328,307

Net assets at end of period (Note 3)	$622,846	$357,337	$568,850	$231,161	$638,885	$605,627	$579,997	$988,816	$227,349	$688,468	$39,240	$247,723	$201,593	$2,405,973	$1,448,700	$232,572	$464,545

	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values Fund	INVESCO VIF—Core Equity	INVESCO VIF— Technology	INVESCO VIF— Utilities	MFS® Emerging Growth	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Discovery II	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities	Total
Dividend/interest income (Note 2)	$1,607	$856	$40,425	$8,246	$—	$1,604	$—	$1,740	$424	$34,327	$—	$—	$19,621	$3,145	$1,669	$211,515
Expense paid to Sponsor (Note 4):
Mortality and expense risk charge	633	1,431	14,130	6,123	5,982	4,034	6,731	4,177	2,097	21,573	(43)	4,528	9,457	2,529	1,444	211,867
Policy charges	50	125	691	469	673	443	653	365	267	799	0	693	663	183	120	15,073

Total expenses	683	1,556	14,821	6,592	6,655	4,477	7,384	4,542	2,364	22,372	(43)	5,221	10,120	2,712	1,564	226,940

Net investment income (loss)	924	(700)	25,604	1,654	(6,655)	(2,873)	(7,384)	(2,802)	(1,940)	11,955	43	(5,221)	9,501	433	105	(15,425)
Realized investment gains (losses)
including distributions	(750)	(1,902)	(4,249)	(21,077)	(39,149)	(36,725)	(45,507)	(9,919)	(6,196)	(30,536)	(4,820)	(46,145)	(38,247)	(915)	(4,704)	(692,167)
Unrealized investment gains (losses)	(5,572)	(22,533)	(227,184)	(89,729)	(238,257)	(38,230)	(154,783)	(64,459)	(40,707)	(110,211)	4,945	(117,330)	(219,414)	(11,597)	(24,818)	(2,931,920)

Net gain (loss) on investments	(6,322)	(24,435)	(231,433)	(110,806)	(277,406)	(74,955)	(200,290)	(74,378)	(46,903)	(140,747)	125	(163,475)	(257,661)	(12,512)	(29,522)	(3,624,087)

Net increase (decrease) in net assets
from operations	(5,398)	(25,135)	(205,829)	(109,152)	(284,061)	(77,828)	(207,674)	(77,180)	(48,843)	(128,792)	168	(168,696)	(248,160)	(12,079)	(29,417)	(3,639,512)
Premiums deposits and net transfers*	50,829	56,719	1,213,961	296,385	274,498	123,400	336,098	200,770	104,241	1,753,989	(87,496)	137,895	525,052	94,939	256,647	12,236,810
Transfers to Sponsor for benefits
and terminations	(7,628)	(5,638)	(98,154)	(69,388)	(51,903)	(16,330)	(60,254)	(32,333)	(25,356)	(173,841)	—	(82,655)	(86,205)	(5,491)	(7,462)	(1,696,519)

Total increase (decrease)	37,803	25,946	909,978	117,845	(61,466)	29,242	68,170	91,257	30,042	1,451,356	(87,328)	(113,456)	190,687	77,369	219,768	6,900,779
Net assets at beginning of period	36,079	87,147	550,570	360,053	483,279	278,193	414,649	204,778	116,319	668,218	87,328	409,304	587,796	143,260	41,185	11,104,274

Net assets at end of period (Note 3)	$73,882	$113,093	$1,460,548	$477,898	$421,813	$307,435	$482,819	$296,035	$146,361	$2,119,574	$—	$295,848	$778,483	$220,629	$260,953	$18,005,053

(Concluded)

See	notes to financial statements.

TITANIUM ANNUITY VARIABLE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

AS OF DECEMBER 31, 2003 AND FOR THE YEARS ENDED

DECEMBER 31, 2003 AND 2002

1.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization—The Titanium Annuity Variable Account (the “Variable Account”) was established on September 15, 1999 as a segregated account of United Investors Life Insurance Company (the “Sponsor”) and has been registered as a unit investment trust under the Investment Company Act of 1940. The assets of each portfolio are held separate from the assets of the other portfolios and the investment performance of one portfolio has no effect on any other portfolio. As of December 31, 2003, the following investment portfolios were available:

AIM Variable Insurance Funds:	The Dreyfus Socially Responsible Growth Fund, Inc.—
AIM V.I. Capital Appreciation Fund	The Dreyfus Socially Responsible Growth Fund
AIM V.I. Growth Fund	Evergreen Investments:
AIM V.I. Core Equity Fund	Evergreen VA Equity Index Fund
AIM V.I. Government Securities Fund	Evergreen VA Foundation Fund
AIM V.I. International Growth Fund	Evergreen VA International Equity Fund
AIM V.I. Premier Equity Fund	Evergreen VA Special Values Fund
INVESCO VIF Core Equity Fund	MFS® Variable Insurance Trust:
INVESCO VIF Technology Fund	MFS® Emerging Growth Series
INVESCO VIF Utilities Fund	MFS® High Income Series
The Alger American Funds:	MFS® Investors Trust Series
Alger American Income and Growth Portfolio	MFS® Research Series
Alger American Balanced Portfolio	MFS® Total Return Series
Alger American Leveraged AllCap Portfolio	Strong Variable Insurance Funds, Inc.—
Alger American MidCap Growth Portfolio	Strong Mid Cap Growth Fund II
Alger American Small Capitalization	Strong Opportunity Fund II, Inc.—
Portfolio	Strong Opportunity Fund II
Alger American Growth Portfolio	Franklin Templeton Variable Insurance Products:
Scudder Investment VIT Funds:	Templeton Global Asset Allocation Fund
Scudder VIT EAFE® Equity Index Fund	Templeton Foreign Securities Fund
Scudder VIT Small Cap Index Fund	Templeton Global Income Securities Fund
Scudder VIT Equity 500 Index Fund	Franklin Real Estate Fund
Dreyfus Funds:	Franklin Zero Coupon Fund—2010
Dreyfus VIF Appreciation Portfolio
Dreyfus VIF Money Market Portfolio
Dreyfus VIF Quality Bond Portfolio

Basis of Presentation—The financial statements of the Variable Account have been prepared on an accrual basis in accordance with accounting principles generally accepted in the United States of America.

Federal Taxes—Currently no charge is made to the Variable Account for federal income taxes because no federal income tax is imposed on the Sponsor for the Variable Account investment income under current tax law.

2.	INVESTMENTS

Stocks and convertible bonds of each portfolio are valued at the latest sale price on the last business day of the fiscal period as reported by the principal securities exchange on which the issue is traded or, if no sale is reported for a stock, the average of the latest bid and asked prices. Bonds, other than convertible bonds, are valued using a matrix pricing system provided by a major dealer in bonds. Convertible bonds are valued using this pricing system only on days when there is no sale reported. Stocks which are traded over-the-counter are priced using NASDAQ (National Association of Securities Dealers Automated Quotations) which provides information on bid and asked prices quoted by major dealers in such stocks. Short-term debt securities are valued at amortized cost, which approximates fair value.

Security transactions are accounted for by portfolio on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Investments in shares of separate investment portfolios are stated at fair value which is the net asset value per share as determined by the respective portfolios (see Note 3). Dividends received by the portfolios are reinvested daily in additional shares of the portfolios and are recorded as dividend income on the record date.

The following is a summary of reinvested dividends and interest by portfolio:

	2003		2002
	Shares Reinvested	Dividend and Interest Income	Shares Reinvested	Dividend and Interest Income
AIM V.I. Capital Appreciation Fund	—	$—	—	$—
AIM V.I. Growth Fund	—	—	—	—
AIM V.I. Core Equity Fund	308	6,211	123	2,098
AIM V.I. International Growth Fund	75	1,162	114	1,405
AIM V.I. Premier Equity Fund	108	2,121	156	2,558
Alger American Income and Growth Portfolio	258	2,074	288	2,677
Alger American Balanced Portfolio	—	—	—	—
Alger American Leveraged AllCap Portfolio	—	—	2	43
Alger American MidCap Growth Portfolio	—	—	—	—
Alger American Small Capitalization Portfolio	—	—	—	—
Alger American Growth Portfolio	—	—	9	294
Scudder VIT EAFE® Equity Index Fund	312	1,882	83	526
Scudder VIT Small Cap Index Fund	338	2,927	242	2,046
Scudder VIT Equity 500 Index Fund	—	—	—	—
Dreyfus VIF Appreciation Fund	615	20,825	83	2,413
Dreyfus VIF Money Market Fund	16,515	16,515	29,719	29,719
Dreyfus VIF Quality Bond Fund	8,612	101,122	4,143	47,371
Dreyfus Socially Responsive Growth Fund	13	299	32	606
Evergreen VA Equity Index Fund	1,102	9,325	885	6,095
Evergreen VA Foundation Fund	167	2,152	140	1,607
Evergreen VA International Equity Fund	96	990	88	856
Evergreen VA Special Values Fund	108	1,465	3,626	40,425
Invesco VIF Core Equity Fund	465	8,075	558	8,246
Invesco VIF Technology Fund	—	—	—	—
Invesco VIF Utilities Fund	298	3,727	144	1,604
MFS® Emerging Growth Series	—	—	—	—
MFS® High Income Series	—	—	—	—
MFS® Investors Trust Series	93	1,290	109	1,740
MFS® Research Series	98	1,089	32	424
MFS® Total Return Series	1,798	30,882	1,879	34,327
Strong Mid Cap Growth II Fund	—	—	—	—
Strong Opportunity II Fund	42	794	1,364	19,621
Templeton Global Asset Allocation Fund	387	6,224	201	3,145
Templeton Foreign Securities Fund	407	4,162	145	1,669

3.	NET ASSETS

The following table illustrates, by component parts (since inception of each portfolio), the net asset value for each portfolio.

	AIM V.I. Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	Premier AIM V.I. Equity	Alger American Income & Growth	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index	Scudder VIT Small Cap Index
2003
Cost to:
Contract owners	$1,100,498	$858,382	$964,267	$342,424	$1,218,122	$1,138,861	$1,140,404	$2,556,664	$471,931	$1,965,421	$123,427	$937,943
Adjustment for marketappreciation (depreciation)	(27,602)	(87,857)	(23,227)	(7,774)	(106,518)	12,454	(58,763)	288,903	26,925	(21,220)	(2,589)	174,560
Deductions:
Mortality and expense risk charge	(22,500)	(14,946)	(19,399)	(7,668)	(24,507)	(17,850)	(20,040)	(36,910)	(6,472)	(27,829)	(1,616)	(9,585)
Policy charges	(1,905)	(1,610)	(1,879)	(635)	(2,024)	(1,577)	(2,233)	(2,357)	(623)	(2,182)	(204)	(540)
Benefits and terminations	(152,882)	(138,118)	(262,542)	(81,799)	(320,837)	(184,734)	(211,819)	(277,677)	(84,277)	(206,465)	(23,033)	(26,407)

Net assets	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$847,549	$2,528,623	$407,484	$1,707,725	$95,985	$1,075,971

	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values Fund	INVESCO VIF—Core Equity	INVESCO VIF— Technology	INVESCO VIF— Utilities	MFS® Emerging Growth
Cost to:
Contract owners	$1,635,543	$2,971,136	$2,083,228	$465,089	$86,793	$123,239	$162,800	$1,878,396	$889,700	$1,278,626	$543,188	$1,030,739
Adjustment for market appreciation (depreciation)	132,659	65,455	167,040	(70,177)	28,153	6,537	(6,862)	200,756	6,127	(225,004)	(92,648)	(133,527)
Deductions:
Mortality and expense risk charge	(14,155)	(71,280)	(39,398)	(10,560)	(13,969)	(2,002)	(3,483)	(32,686)	(15,607)	(17,066)	(10,024)	(17,320)
Policy charges	(535)	(1,902)	(2,631)	(857)	(928)	(165)	(354)	(2,645)	(1,204)	(1,577)	(1,024)	(1,716)
Benefits and terminations	(88,789)	(629,859)	(462,347)	(81,537)	(100,049)	(26,176)	(40,185)	(494,112)	(143,319)	(159,342)	(91,651)	(194,040)

Net assets	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$735,697	$875,637	$347,841	$684,136

	MFS® High Income	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Discovery II	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities
Cost to:
Contract owners	$407,345	$514,197	$255,043	$3,638,978	$1,558	$893,296	$1,429,941	$831,798	$596,553
Adjustment for market appreciation (depreciation)	4,076	(45,260)	(18,926)	221,489	(302)	(159,308)	46,352	132,428	79,109
Deductions:
Mortality and expense risk charge	(269)	(9,037)	(4,952)	(54,821)	(1,256)	(16,077)	(26,914)	(9,635)	(5,961)
Policy charges	—	(894)	(629)	(2,443)	—	(1,581)	(2,007)	(551)	(403)
Benefits and terminations	—	(143,128)	(58,376)	(1,124,235)	—	(181,525)	(258,161)	(35,981)	(79,880)

Net assets	$411,152	$315,878	$172,160	$2,678,968	$—	$534,805	$1,189,211	$918,059	$589,418

	AIM V.I. Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index	Scudder VIT Small Cap Index
2002
Cost to:
Contract owners	$913,691	$652,422	$824,190	$317,214	$1,152,609	$893,021	$1,012,414	$1,410,465	$315,311	$1,170,605	$71,606	$298,511
Adjustment for market
appreciation (depreciation)	(209,073)	(218,701)	(136,718)	(58,979)	(262,691)	(179,399)	(259,849)	(307,297)	(64,005)	(342,921)	(20,148)	(39,868)
Deductions:
Mortality and expense risk charge	(13,857)	(9,141)	(12,678)	(5,069)	(15,844)	(9,074)	(11,232)	(17,769)	(3,159)	(14,872)	(950)	(2,941)
Policy charges	(764)	(617)	(810)	(241)	(817)	(524)	(811)	(804)	(188)	(882)	(85)	(135)
Benefits and terminations	(67,151)	(66,626)	(105,134)	(21,764)	(234,372)	(98,397)	(160,525)	(95,779)	(20,610)	(123,462)	(11,183)	(7,844)

Net assets	$622,846	$357,337	$568,850	$231,161	$638,885	$605,627	$579,997	$988,816	$227,349	$688,468	$39,240	$247,723

	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values Fund	INVESCO VIF—Core Equity	INVESCO VIF— Technology	INVESCO VIF— Utilities	MFS® Emerging Growth
Cost to:
Contract owners	$315,218	$2,566,013	$1,477,375	$420,182	$611,198	$95,793	$153,613	$1,732,375	$679,809	$966,698	$475,644	$874,944
Adjustment for market
appreciation (depreciation)	(49,970)	49,101	85,822	(131,644)	(100,548)	(5,927)	(28,111)	(141,690)	(112,839)	(419,294)	(141,211)	(274,386)
Deductions:
Mortality and expense risk charge	(5,515)	(41,674)	(17,794)	(7,491)	(7,183)	(973)	(2,200)	(16,321)	(8,561)	(10,191)	(6,269)	(10,432)
Policy charges	(216)	(840)	(740)	(385)	(313)	(50)	(132)	(694)	(469)	(724)	(452)	(684)
Benefits and terminations	(57,924)	(166,627)	(95,963)	(48,090)	(38,609)	(14,961)	(10,077)	(113,122)	(80,042)	(114,676)	(20,277)	(106,623)

Net assets	$201,593	$2,405,973	$1,448,700	$232,572	$464,545	$73,882	$113,093	$1,460,548	$477,898	$421,813	$307,435	$482,819

	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Discovery II	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities
Cost to:
Contract owners	$430,596	$232,124	$2,468,620	$1,558	$730,788	$1,161,680	$244,610	$298,969
Adjustment for market
appreciation (depreciation)	(92,582)	(54,263)	(104,298)	(302)	(270,062)	(247,125)	(13,904)	(28,460)
Deductions:
Mortality and expense risk charge	(5,951)	(2,947)	(26,809)	(1,256)	(10,999)	(15,434)	(4,234)	(1,723)
Policy charges	(376)	(284)	(799)	—	(741)	(683)	(183)	(120)
Benefits and terminations	(35,652)	(28,269)	(217,140)	—	(153,138)	(119,955)	(5,660)	(7,715)

Net assets	$296,035	$146,361	$2,119,574	$—	$295,848	$778,483	$220,629	$260,951

4.	CHARGES AND DEDUCTIONS

Fund Management and Fees—AIM Advisors, Inc., Fred Alger Management, Scudder Asset Management, Inc., Dreyfus Financial Services Company, Inc., Evergreen Investment Management Company, LLC, INVESCO Funds Group, Inc., Massachusetts Financial Services Company, Strong Capital Management, Inc. and Templeton Investment Counsel, LLC are managers of their respective funds and provide investment advisory services to their respective fund portfolios. Each portfolio will pay the manager a fee for managing its investment. However, for certain portfolios, the manager waived part or all of its management fee during 2003 and 2002. This management fee by manager as a percentage of the fund’s annual average net assets, before amounts waived, is as follows:

Portfolio	Management Fee
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation Fund	0.61%
AIM V.I. Growth Fund	0.63%
AIM V.I. Core Equity Fund	0.61%
AIM V.I. Government Securities Fund	0.47%
AIM V.I. Intl Growth Fund	0.75%
AIM V.I. Premier Equity Fund	0.60%
INVESCO VIF Core Equity Fund	0.75%
INVESCO VIF Technology Fund	0.75%
INVESCO VIF Utilities Fund	0.60%
The Alger American Fund:
Alger American Growth Portfolio	0.75%
Alger American Balanced Portfolio	0.75%
Alger American Income & Growth Portfolio	0.63%
Alger American Leveraged AllCap Portfolio	0.85%
Alger American MidCap Growth Portfolio	0.80%
Alger American Small Capitalization Portfolio	0.85%
Scudder Investment VIT Funds:
Scudder VIT EAFE® Equity Index Fund	0.45%
Scudder VIT Small Cap Index Fund	0.35%
Scudder VIT Equity 500 Index	0.20%
Dreyfus Funds:
Dreyfus VIF Appreciation Portfolio	0.75%
Dreyfus VIF Money Market Portfolio	0.50%
Dreyfus VIF Quality Bond Portfolio	0.65%
The Dreyfus Socially Responsible Growth Fund, Inc.—
The Dreyfus Socially Responsible Growth Fund	0.75%
Evergreen Investments:
Evergreen VA Equity Index Fund	0.80%
Evergreen VA Foundation Fund	0.75%
Evergreen VA International Equity Fund	0.66%
Evergreen VA Special Values Fund	0.80%

Portfolio	Management Fee
MFS® Variable Insurance Trust:
MFS® Emerging Growth Series	0.75%
MFS® High Income Series	0.75%
MFS® Investors Trust Series	0.75%
MFS® Research Series	0.75%
MFS® Total Return Series	0.75%
Strong Variable Insurance Funds, Inc.—
Strong Mid Cap Growth Fund II	0.75%
Strong Opportunity Fund II, Inc.—
Strong Opportunity Fund II	0.75%
Franklin Templeton Variable Insurance Products:
Templeton Global Asset Allocation Fund	0.61%
Templeton Foreign Securities Fund	0.69%
Templeton Global Income Securities Fund	0.63%
Franklin Real Estate Fund	0.50%
Franklin Zero Coupon Fund-2010	0.61%

Mortality and Expense Risk Charges—A daily charge is deducted at an effective annual rate of 1.25% of the daily net assets of each investment portfolio to compensate the Sponsor for certain mortality and expense risks assumed. The mortality risk arises from the Sponsor’s obligation to make annuity payments (determined in accordance with annuity tables) regardless of how long all annuitants may live. The Sponsor also assumes the risk that other expense charges may be insufficient to cover actual expenses incurred in connection with policy obligations.

Administration Fee—A daily charge is deducted at an effective annual rate of .15% of the daily assets of each investment portfolio, for administering the variable account and the policy. These expenses include cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge is guaranteed not to change during the life of the policy.

Premium Deposit Charges—The Sponsor does not impose an immediate charge against the initial premium deposits (except for premium taxes incurred).

Annual Policy Maintenance Charge—The Sponsor deducts an annual policy maintenance charge of $35 from each policy, for expenses in administering the policy. These expenses include the cost of maintaining records, processing death benefit claims, surrenders, transfers and policy changes, providing reports to policy owners, and overhead costs. This charge is guaranteed not to change during the life of the policy.

Transaction Charge—For each withdrawal in excess of 12 per policy year, the Sponsor deducts a charge of $20 or 2% of the amount withdrawn, whichever is less. This charge will not be increased.

Transaction Fee—For each transfer between subaccounts in excess of 12 per policy year, the Sponsor deducts a $25 transfer fee for each transfer. This charge will not be increased.

Premium Taxes—The Sponsor deducts a charge for premium taxes incurred in accordance with state and local law at the time the premium deposit is accepted, when the policy value is withdrawn or surrendered, or when annuity payments begin.

Withdrawal Charges—For surrenders or cash withdrawals occurring during the first ten years following the receipt of a premium deposit, a withdrawal charge is made, measured as a percentage of the premium deposits deemed to be included in the withdrawal or the total premium deposits (in the case of a surrender), as specified in the following table. The withdrawal charge percentage varies depending on the “age” of the premium deposits included in the withdrawal; in other words, the number of full years since the premium deposit was made.

No. of Full Years Since Receipt of Premium Deposit	0	1	2	3	4	5	6	7	8	9	10 or More
Withdrawal Charge %	9%	9%	8.5%	8.5%	8.5%	8%	7%	6%	4%	2%	0%

Withdrawal charges are included in transfers to sponsors for benefits and terminations.

5.	FINANCIAL HIGHLIGHTS

The financial highlights of the Titanium Annuity Variable Account for the years ending December 31 are summarized as follows:

	AIM V.I. Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Balanced	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index
2003
Number of units at December 31, 2003	150,819	128,868	98,496	32,955	111,043	133,923	79	140,141	296,856	67,013	251,123	13,195
Unit fair value at December 31, 2003	$5.938	$4.779	$6.673	$7.421	$6.882	$7.072	$10.380	$6.048	$8.518	$6.081	$6.800	$7.274
Net Assets at December 31, 2003	$895,609	$615,851	$657,220	$244,548	$764,236	$947,154	$820	$847,549	$2,528,623	$407,484	$1,707,725	$95,985
Dividend/interest income ratio for the year ended December 31, 2003*	0.00%	0.00%	1.01%	0.49%	0.30%	0.27%	0.00%	0.00%	0.00%	0.00%	0.00%	2.78%
Expense ratio for the year ended
December 31, 2003*	1.14%	1.19%	1.10%	1.09%	1.23%	1.13%	0.00%	1.23%	1.09%	1.04%	1.08%	0.99%
Total return for the year ended
December 31, 2003*	22.76%	25.70%	17.42%	20.44%	21.03%	23.58%	0.00%	26.94%	32.81%	27.60%	25.77%	24.99%

	Scudder VIT Small Cap Index	Scudder VIT EQ 500 Index	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Intl Equity	Evergreen VA Special Values	INVESCO VIF-Core Equity	INVESCO VIF- Technology
Number of units at December 31, 2003	98,557	18,037	200,858	227,606	145,359	51,167	—	11,538	14,452	114,112	86,361	317,406
Unit fair value at December 31, 2003	$10.917	$10.567	$8.288	$10.253	$12.011	$5.901	$—	$8.791	$7.744	$13.581	$8.519	$2.759
Net Assets at December 31, 2003	$1,075,971	$190,599	$1,664,723	$2,333,550	$1,745,892	$301,958	$—	$101,433	$111,916	$1,549,709	$735,697	$875,637
Dividend/interest income ratio for the year ended December 31, 2003*	0.44%	0.00%	2.23%	0.70%	6.33%	0.11%	4.01%	2.46%	0.88%	0.10%	1.33%	0.00%
Expense ratio for the year ended
December 31, 2003*	1.00%	0.14%	0.93%	1.25%	1.35%	1.15%	2.92%	1.17%	1.14%	1.09%	1.16%	1.06%
Total return for the year ended
December 31, 2003*	31.39%	6.73%	18.65%	(0.56)%	3.73%	21.85%	52.49%	13.05%	17.75%	21.66%	18.44%	28.89%

	INVESCO VIF- Utilities	MFS® Emerging Growth	MFS® High Income	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities
Number of units at December 31, 2003	58,334	141,907	40,141	41,848	27,115	244,134	118,731	127,638	83,344	66,865
Unit fair value at December 31, 2003	$5.963	$4.821	$10.243	$7.548	$6.349	$10.973	$4.504	$9.317	$11.015	$8.815
Net Assets at December 31, 2003	$347,841	$684,136	$411,152	$315,878	$172,160	$2,678,968	$534,805	$1,189,211	$918,059	$589,418
Dividend/interest income ratio for the year ended December 31, 2003*	1.14%	0.00%	0.00%	0.42%	0.68%	1.29%	0.00%	0.08%	1.09%	0.98%
Expense ratio for the year ended
December 31, 2003*	1.15%	1.18%	0.13%	1.01%	1.26%	1.17%	1.22%	1.17%	0.95%	1.00%
Total return for the year ended
December 31, 2003*	13.68%	22.96%	1.85%	14.46%	20.93%	12.41%	25.44%	28.66%	24.75%	24.30%

* Based on the average net assets for the period.

	AIM V.I. Capital Appreciation	AIM V.I. Growth	AIM V.I. Core Equity	AIM V.I. Intl Growth	AIM V.I. Premier Equity	Alger American Income & Growth	Alger American Balanced	Alger American Leveraged AllCap	Alger American MidCap Growth	Alger American Small Cap	Alger American Growth	Scudder VIT EAFE® Equity Index
2002
Number of units at December 31, 2002	133,962	96,770	104,597	39,643	114,499	109,641	—	12,740	169,186	52,481	134,937	7,094
Unit fair value at December 31, 2002	$6.649	$3.693	$5.438	$5.831	$5.580	$5.524	$—	$5.524	$5.845	$4.332	$5.102	$5.532
Net Assets at December 31, 2002	$622,846	$357,338	$568,850	$231,161	$638,885	$605,627	$—	$579,997	$988,816	$227,349	$688,468	$39,240
Dividend/interest income ratio for the year ended December 31, 2002*	0.00%	0.00%	0.47%	0.74%	0.43%	0.56%	0.00%	0.01%	0.00%	0.00%	0.05%	1.70%
Expense ratio for the year ended December 31, 2002*	1.48%	1.39%	1.74%	1.32%	1.49%	1.32%	0.00%	1.52%	1.40%	1.35%	1.54%	1.66%
Total return for the year ended December 31, 2002*	(31.43)%	(37.93)%	(22.79)%	(17.60)%	(40.77)%	(35.37)%	0.00%	(47.33)%	(36.97)%	(32.20)%	(47.17)%	(50.73)%

	Scudder VIT Small Cap Index	Scudder VIT EQ 500 Index	Dreyfus VIF Appreciation	Dreyfus VIF Money Market	Dreyfus VIF Quality Bond	Dreyfus Socially Resp Growth	Evergreen VA Equity Index	Evergreen VA Foundation	Evergreen VA Global Leaders	Evergreen VA Small Cap Value	INVESCO VIF-Core Equity	INVESCO VIF- Technology
Number of units at December 31, 2002	32,764	—	29,063	233,016	124,538	48,968	75,953	9,594	17,745	137,357	67,821	219,066
Unit fair value at December 31, 2002	$5.532	$—	$6.936	$10.325	$11.633	$4.749	$6.116	$7.701	$6.373	$10.633	$7.046	$1.926
Net Assets at December 31, 2002	$247,723	$—	$201,593	$2,405,973	$1,448,700	$232,572	$464,545	$73,882	$113,093	$1,460,548	$477,898	$421,813
Dividend/interest income ratio for the year ended December 31, 2002*	1.20%	0.00%	1.30%	1.61%	5.00%	0.24%	1.54%	2.92%	0.86%	4.02%	1.97%	0.00%
Expense ratio for the year ended December 31, 2002*	1.45%	0.00%	1.53%	1.58%	1.42%	1.36%	1.29%	1.15%	1.43%	1.41%	1.46%	1.32%
Total return for the year ended December 31, 2002*	(29.82)%	0.00%	(25.64)%	0.03%	6.66%	(36.40)%	(24.97)%	(9.73)%	(24.98)%	(20.40)%	(25.94)%	(62.62)%

	INVESCO VIF- Utilities	MFS® Emerging Growth	MFS® High Income	MFS® Investors Trust	MFS® Research	MFS® Total Return	Strong Mid Cap Growth II	Strong Opportunity II	Templeton Global Asset Allocation	Templeton Foreign Securities
Number of units at December 31, 2002	59,724	128,610	—	47,240	28,348	221,563	86,928	112,885	26,063	38,595
Unit fair value at December 31, 2002	$5.148	$3.754	$—	$6.267	$5.163	$9.566	$3.403	$6.896	$8.465	$6.761
Net Assets at December 31, 2002	$307,435	$482,819	$—	$296,035	$146,361	$2,119,574	$295,848	$778,483	$220,629	$260,951
Dividend/interest income ratio for the year ended December 31, 2002*	0.55%	0.00%	0.00%	0.69%	0.32%	2.46%	0.00%	2.87%	1.73%	1.10%
Expense ratio for the year ended December 31, 2002*	1.38%	1.50%	0.00%	1.67%	1.60%	1.55%	1.28%	1.38%	1.39%	0.96%
Total return for the year ended December 31, 2002*	(26.43)%	(46.13)%	0.00%	(30.68)%	(36.98)%	(9.18)%	(47.65)%	(36.23)%	(6.54)%	(19.39)%

* Based on the average net assets for the period.

Part C: Other Information

Item 24. Financial Statements and Exhibits

(a)	Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)	Exhibits

	(1)	Resolution of the Board of Directors of United Investors Life Insurance Company (“United Investors”) authorizing establishment of the Titanium Annuity Variable Account. \3\
	(2)	Custody Agreements: Not Applicable.
	(3)	(a)	Principal Underwriting Agreements. \1\
			(1)	United Securities Alliance, Inc. Agreements \1\
				(a)	Distribution Agreement \1\
				(b)	Selling Group Agreement \1\
		(b)	Form of Broker-Dealer Sales Agreements. \7\
		(c)	Commission Schedules. \7\
	(4)	(a)	Annuity Policy, Form TVA. \3\
		(b)	Free Look Endorsement, Form VFRL. \8\
		(c)	Individual Retirement Annuity Endorsement, Form IRAVA. \8\
		(d)	Individual Retirement Annuity Endorsement, Form IRAA02. \9\
		(e)	Roth Individual Retirement Annuity Endorsement, Form RIRA02. \9\
	(5)	Application. \7\
	(6)	(a)	Certificate of Incorporation of United Investors. \2\
		(b)	By-Laws of United Investors. \2\
	(7)	Reinsurance Contracts: Not Applicable
	(8)	(a)	Participation Agreements.
			(1)	AIM Variable Insurance Funds, Inc. \7\
				(a)	Amendment to Participation Agreement for AIM Variable Insurance Funds. \9\
				(b)	Amendment to Participation Agreement for AIM Variable Insurance Funds. \10\
			(2)	The Alger American Fund \7\
			(3)	Deutsche Asset Management VIT Funds. \7\
				(a)	Amendment to Participation Agreement for Scudder Investments VIT funds (formerly Deutsche Asset Management VIT Funds). \10\
			(4)	Dreyfus Variable Investment Fund and The Dreyfus Socially Responsible Growth Fund, Inc. \7\
			(5)	Evergreen Variable Annuity Trust. \7\
				(a)	Amendment to Participation Agreement for Evergreen Variable Annuity Trust. \10\
			(6)	INVESCO Variable Investment Funds, Inc. \4\
				(a)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \5\
				(b)	Amendment to Participation Agreement for INVESCO Variable Investment Funds, Inc. \10\
			(7)	MFS Variable Insurance Trust. \6\
				(a)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \5\
				(b)	Amendment to Participation Agreement for MFS Variable Insurance Trust. \10\
			(8)	Strong Variable Insurance Funds, Inc. and Strong Opportunity Fund II, Inc. \7\
			(9)	Franklin Templeton Variable Insurance Products Trust. \7\
				(a)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance Products Trust. \8\
				(b)	Form of Administration Agreement: Not Applicable.
				(c)	Amendment to Participation Agreement for Franklin Templeton Variable Insurance. \11\
			(10)	Access Variable Insurance Trust. \11\

(9)	Opinion of Counsel.*
(10)	(a) Consent of Sutherland Asbill & Brennan LLP.*
(b) Consent of Deloitte & Touche LLP.*
(11)	Financial Statements omitted from Item 23: Not Applicable.
(12)	Agreements/Understandings for providing initial capital: Not Applicable.
(13)	Performance Data Calculations. \7\

*	Filed herewith.
\1\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 1 to Form S-6 Registration Statement, File No. 333-89875, filed on April 27, 2000.
\2\	Incorporated herein by reference to the Exhibit filed electronically with Post-Effective Amendment No. 12 to Form S-6 Registration Statement, File No. 33-11465, filed on April 29, 1998 (previously filed on January 22, 1987 as an Exhibit to the Form S-6 Registration Statement, File No. 33-11465).
\3\	Incorporated herein by reference to the Exhibit filed with the Initial Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on August 4, 2000.
\4\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 (File No. 333-89875) filed on January 26, 2000.
\5\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on April 27, 2000.
\6\	Incorporated herein by reference to the Exhibit filed with Pre-Effective No. 2 to the Registration Statement on Form N-4 (File No. 333-12507) filed on behalf of the RetireMAP Variable Account on July 2, 1997.
\7\	Incorporated herein by reference to the Exhibit filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on October 13, 2000.
\8\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Annuity Variable Account on April 29, 2002.
\9\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 3 to the Registration Statement on Form N-4 (File No. 333-43022) filed on behalf of the Titanium Variable Account on April 30, 2003.
\10\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 7 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on December 5, 2003.
\11\	Incorporated herein by reference to the Exhibit filed with Post-Effective Amendment No. 8 to the Registration Statement on Form N-6 (File No. 333-89875) filed on behalf of the Titanium Universal Life Variable Account on April 30, 2004.

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address*	Position and Offices with Depositor
Elizabeth Ann Allen***	Vice President, Claims Administration and Policy Service
Danny H. Almond**	Assistant Treasurer
W. Thomas Aycock	Director, Senior Vice President and Chief Actuary
Tony G. Brill**	Director and Executive Vice President, Administration
Terry W. Davis	Director and Senior Vice President, Administration
Thomas E. Hamby	Vice President
Larry M. Hutchison**	Director
Michael J. Klyce	Vice President and Treasurer
John H. Livingston	Director, Secretary and Counsel
James L. Mayton, Jr.	Vice President
Mark S. McAndrew**	Director and Senior Vice President, Marketing
Carol A. McCoy	Director and Assistant Secretary
Anthony L. McWhorter	Director, President and Chief Executive Officer
Ross W. Stagner	Director and Senior Vice President, Marketing
Russell B. Tucker**	Vice President

*	Unless otherwise noted, the principal business address of each person listed is United Investors Life Insurance Company, P.O. Box 10207, Birmingham, Alabama 35202-0207.
**	Principal business address: Torchmark Corporation, 3700 South Stonebridge, McKinney, Texas 75070.
***	Principal business address: Globe Life And Accident Insurance Company, 204 N. Robinson, Oklahoma City, OK 73102.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, United Investors Life Insurance Company, Inc. (“United Investors”), is indirectly owned by Torchmark Corporation. The following table shows the persons controlled by or under common control with United Investors, their Parent Company, and the State or Jurisdiction of Incorporation. All companies are 100% owned by their Parent Company, unless otherwise indicated, which is indirectly owned by Torchmark Corporation. The Registrant is a segregated asset account of United Investors.

Company	Parent Co. Code	State/Jurisdiction of Incorporation
AILIC Receivables Corporation	E	Delaware
American Income Life Insurance Co.	A	Indiana
American Income Marketing Services, Inc.	E	Texas
American Life and Accident Insurance Co.	A	Texas
Brown-Service Funeral Homes Co., Inc. (Services burial insurance policies)	B	Alabama
First United American Life Insurance Co.	D	New York
Globe Insurance Agency, Inc. (AL)	C	Alabama
Globe Insurance Agency, Inc. (AR)	A	Arkansas
Globe Life And Accident Insurance Co.	C	Delaware
Globe Marketing Services Inc.	A	Oklahoma
Liberty National Auto Club, Inc.	B	Alabama
Liberty National GroupCare, Inc.	B	Alabama
Liberty National Life Insurance Co.	C	Alabama
National Income Life Insurance Co.	E	New York
TMK Re, Ltd.	C	Bermuda
U.I. Brokerage Services, Inc.	F	Alabama
Torch Royalty Company	B	Delaware
Torchmark Corporation (holding company)		Delaware
United American Insurance Co.	C	Delaware
United Investors Life Insurance Co.	B*	Missouri

*	Parent company owns 81%; remaining 19% owned by Torchmark Corporation.

Parent Company Codes

A	Globe Life and Accident Insurance Company
B	Liberty National Life Insurance Company
C	Torchmark Corporation
D	United American Insurance Company
E	American Income Life Insurance Company
F	United Investors Life Insurance Company

Item 27. Number of Policy Owners

As of December 31, 2003, there were 955 owners of the policies.

Item 28. Indemnification

Article XII of United Investors’ By-Laws provides as follows:

“Each Director or officer, or former Director or officer, of this Corporation, and his legal representatives, shall be indemnified by the Corporation against liabilities, expenses, counsel fees and costs, reasonably incurred by him or his estate in connection with, or arising out of, any action, suit, proceeding or claim in which he is made a party by reason of his being, or having been, such Director or officer; and any person who, at the request of this Corporation, serves as Director or officer of another corporation in which this Corporation owns corporate stock, and his legal representatives, shall in like manner be indemnified by this Corporation; provided that, in either case shall the Corporation indemnify such Director or officer with respect to any matters as to which he shall be finally adjudged in any such action, suit or proceeding to have been liable for misconduct in the performance of his duties as such Director or officer. The indemnification herein provided for shall apply also in respect of any amount paid in compromise of any such action, suit, proceeding or claim asserted against such Director or officer (including expenses, counsel fees, and costs reasonably incurred in connection therewith), provided that the Board of Directors shall have first approved such proposed compromise settlement and determined that the officer or Director involved is not guilty of misconduct, but in taking such action any Director involved shall not be qualified to vote thereof, and if for this reason a quorum of the Board cannot be obtained to vote on such matters, it shall be determined by a committee of three (3) persons appointed by the shareholders at a duly called special meeting or at a regular meeting. In determining whether or not a Director or officer is guilty of misconduct in relation to any such matter, the Board of Directors or committee appointed by the shareholders, as the case shall be, may rely conclusively upon an opinion of independent legal counsel selected by such Board or committee. The rights to indemnification herein provided shall not be exclusive of any other rights to which such Director or officer may be lawfully entitled.”

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to Directors, officers and controlling provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a)	United Securities Alliance, Inc., is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. It is also the principal underwriter for Titanium Universal Life Variable Account.

(b)	The following table provides certain information with respect to each Director, Officer and Partner of United Securities Alliance, Inc.

Name and Principal Business Address*	Positions and Offices with Underwriter
Joe Padilla	President and Director
Jon Pearn	Vice President, Chief Compliance Officer and Director
Shawna Meyer	Vice President and Director

*	The principal business address for the Officers and Directors listed is Financial Plaza A, 7730 East Belleview Ave., Suite AG-9, Greenwood Village, Colorado 80111.

(c)	Commissions Received by Principal Underwriter during Year Ended 12/31/03

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
United Securities Alliance, Inc.	$216,151.94	-0-	N/A	-0-

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by United Investors at its home office: 2001 Third Avenue South (35233), P. O. Box 12101, Birmingham, Alabama 35202-2101.

Item 31. Management Services

All management contracts are discussed in Part A or Part B.

Item 32. Undertakings

(a) Registrant undertakes that it will file a Post-Effective Amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to United Investors at the address or phone number listed in the Prospectus.

(d) United Investors Life Insurance Company represents that the fees and charges deducted under the annuity policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by United Investors.

STATEMENT PURSUANT TO RULE 6c-7

United Investors and the Variable Account rely on 17 C.F.R. Sections 270.6c-7 and represent that the provisions of that Rule have been or will be complied with. Accordingly, United Investors and the Variable Account are exempt from the provisions of Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940 with respect to any variable annuity contract participating in such account to the extent necessary to permit compliance with the Texas Optional Retirement Program.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Birmingham and the State of Alabama on the 27th day of April, 2004.

TITANIUM ANNUITY VARIABLE ACCOUNT
(REGISTRANT)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

By:	UNITED INVESTORS LIFE
INSURANCE COMPANY (Depositor)

By:	/s/ Anthony L. McWhorter
Anthony L. McWhorter
Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signatures	Title	Date

/s/ ANTHONY L. MCWHORTER ANTHONY L. MCWHORTER	Director, President and Chief Executive Officer	4-27-04

/s/ W. THOMAS AYCOCK W. THOMAS AYCOCK	Director, Senior Vice President and Chief Actuary	4-27-04

/s/ TONY G. BRILL TONY G. BRILL	Director and Executive Vice President, Administration	4-26-04

/s/ LARRY M. HUTCHISON LARRY M. HUTCHISON	Director	4-26-04

/s/ MICHAEL J. KLYCE MICHAEL J. KLYCE	Vice President and Treasurer	4-27-04

/s/ JOHN H. LIVINGSTON JOHN H. LIVINGSTON	Director, Secretary and Counsel	4-27-04

/s/ CAROL A. MCCOY CAROL A. MCCOY	Director and Assistant Secretary	4-27-04

/s/ ROSS W. STAGNER ROSS W. STAGNER	Director and Senior Vice President Marketing	4-27-04

/s/ TERRY W. DAVIS TERRY W. DAVIS	Director and Senior Vice President Administration	4-27-04

/s/ DANNY H. ALMOND DANNY H. ALMOND	Assistant Treasurer	4-26-04

/s/ MARK S. MCANDREW MARK S. McANDREW	Director and Senior Vice President, Marketing	4-23-04

EXHIBIT INDEX

Exhibit No.	Name of Exhibit
99.9	Opinion & consent of John H. Livingston, Esquire as to the legality of the securities being registered.

99.10(a)	Consent of Sutherland & Asbill & Brennan LLP

99.10(b)	Consent of Deloitte & Touche LLP